UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02628

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

Investments March 31, 2015 (Unaudited) Investments March 31, 2015 (Unaudited) Investments March 31, 2015 (Unaudited) Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Michigan Municipal
Income Fund

March 31, 2015

1.814644.110

MIR-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount	Value
Guam - 1.0%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,096,153
Series 2006 A, 5% 10/1/23	1,000,000	1,035,100
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/16 (b)	950,000	1,001,386
6.25% 10/1/34 (b)	1,000,000	1,199,060
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,400,024
		5,731,723
Michigan - 95.2%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,761,071
Allegan Pub. School District Series 2008, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,619,392
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	1,337,000	1,527,803
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,722,171
Bay City School District Rev.:
5% 11/1/25	1,000,000	1,181,260
5% 11/1/26	1,000,000	1,174,240
5% 11/1/27	700,000	814,660
5% 11/1/28	250,000	287,725
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,003,800
5% 5/1/17 (FSA Insured)	2,065,000	2,072,847
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (Pre-Refunded to 6/1/15 @ 100)	1,620,000	1,632,587
5% 6/1/25 (Pre-Refunded to 6/1/15 @ 100)	1,775,000	1,788,792
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,681,365
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,089,727
Chelsea School District Series 2008, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,851,210
Clarkston Cmnty. Schools Series 2008, 5% 5/1/16 (FSA Insured)	1,855,000	1,944,318
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	5,927,250
Detroit School District Series 2012 A, 5% 5/1/24	5,000,000	5,680,400
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,050,000	$ 3,330,265
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,400,000	1,537,676
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,800,000	7,905,612
Series 2006, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	1,096,284
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,310,000	3,354,586
Series 2004 A, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,051,770
Series 2004, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,096,400
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	3,033,612
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	5,084,150
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	1,000,000	1,119,730
5% 10/1/22 (FSA Insured)	1,000,000	1,119,100
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,682,866
Dexter Cmnty. Schools (School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,107,910
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (Pre-Refunded to 5/1/16 @ 100)	1,225,000	1,287,720
5% 5/1/28 (Pre-Refunded to 5/1/16 @ 100)	1,250,000	1,314,000
5% 5/1/29 (Pre-Refunded to 5/1/16 @ 100)	1,275,000	1,340,280
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	4,500,000	4,516,470
Forest Hills Pub. Schools:
5% 5/1/18	1,650,000	1,840,509
5% 5/1/19	1,375,000	1,567,198
5% 5/1/20	1,575,000	1,835,568
5% 5/1/21	1,575,000	1,861,540
Fraser Pub. School District Series 2005:
5% 5/1/16 (Pre-Refunded to 5/1/15 @ 100)	1,055,000	1,059,009
5% 5/1/17 (Pre-Refunded to 5/1/15 @ 100)	1,615,000	1,620,943
Garden City School District:
Series 2005, 5% 5/1/17 (FSA Insured)	1,390,000	1,394,253
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,261,599
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,355,000	$ 1,390,257
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,544,070
Grand Blanc Cmnty. Schools Series 2013, 4% 5/1/24	4,925,000	5,367,561
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,271,656
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,406,379
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,693,275
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,427,143
5% 5/1/19 (FSA Insured)	1,315,000	1,472,327
Grand Rapids San. Swr. Sys. Rev.:
Series 2005:
5% 1/1/34 (Pre-Refunded to 7/1/15 @ 100)	3,000,000	3,035,400
5.125% 1/1/25 (Pre-Refunded to 7/1/15 @ 100)	2,000,000	2,024,200
Series 2008, 5% 1/1/38	3,320,000	3,608,740
Series 2012, 5% 1/1/37	1,250,000	1,433,663
Series 2014:
5% 1/1/27	1,300,000	1,574,261
5% 1/1/29	800,000	951,344
5% 1/1/30	2,000,000	2,368,040
Grand Rapids Wtr. Supply Sys. Series 2005, 5% 1/1/35 (Pre-Refunded to 1/1/16 @ 100)	5,000,000	5,176,900
Grand Traverse County Hosp.:
Series 2011 A, 5.375% 7/1/35	2,000,000	2,264,900
Series 2014 A, 5% 7/1/47	1,400,000	1,555,218
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	553,780
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	5,482,950
Series 2009, 5.625% 12/1/29 (Pre-Refunded to 12/1/16 @ 100)	2,400,000	2,604,456
Series 2014 B:
5% 12/1/25	500,000	606,680
5% 12/1/26	1,900,000	2,290,906
5% 12/1/28	1,800,000	2,121,426
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Pre-Refunded to 5/1/16 @ 100)	1,950,000	2,049,840
5% 5/1/32 (Pre-Refunded to 5/1/16 @ 100)	1,950,000	2,049,840
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	$ 500,000	$ 548,060
5.25% 5/1/21 (FSA Insured)	2,000,000	2,238,860
5.25% 5/1/24 (FSA Insured)	2,100,000	2,348,766
Hudsonville Pub. Schools:
Series 2005, 5% 5/1/16 (Pre-Refunded to 5/1/15 @ 100)	1,000,000	1,003,800
4% 5/1/24	1,220,000	1,343,586
4% 5/1/25	500,000	547,980
5% 5/1/20	1,000,000	1,161,210
5% 5/1/22	600,000	714,186
5.25% 5/1/41	1,750,000	2,007,740
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	2,017,180
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (FSA Insured)	2,250,000	2,430,045
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,319,642
5.25% 5/1/16 (FSA Insured)	1,500,000	1,578,225
Kent County Gen. Oblig. Series 2015:
5% 1/1/28	4,655,000	5,605,877
5% 1/1/29	4,390,000	5,224,363
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Metropolitan Hosp. Proj.) Series 2005 A:
6% 7/1/35	1,175,000	1,187,725
6.25% 7/1/40	165,000	166,690
(Spectrum Health Sys. Proj.) Series 2011 A, 5.5% 11/15/25	5,000,000	6,075,950
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,120,450
4% 5/1/22	1,000,000	1,125,610
L'Anse Creuse Pub. Schools:
Series 2005, 5% 5/1/24 (Pre-Refunded to 5/1/15 @ 100)	1,350,000	1,355,130
Series 2012:
5% 5/1/22	1,500,000	1,766,295
5% 5/1/23	1,500,000	1,762,530
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	5,000,000	5,935,150
Lansing Cmnty. College:
5% 5/1/23	1,135,000	1,365,882
5% 5/1/25	1,540,000	1,831,953
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	$ 1,350,000	$ 1,511,946
5% 5/1/20 (FSA Insured)	1,425,000	1,593,635
5% 5/1/22 (FSA Insured)	1,395,000	1,558,285
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	3,030,000	3,720,628
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2008 I, 6% 10/15/38	5,000,000	5,736,100
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,298,140
Series IA:
5.375% 10/15/41	3,000,000	3,438,990
5.5% 10/15/45	10,000,000	11,428,500
Michigan Fin. Auth. Rev.:
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,384,213
5% 1/1/40	3,000,000	3,208,230
(Trinity Health Sys. Proj.) Series 2010 A, 5% 12/1/27	1,100,000	1,274,493
Series 2012 A:
4.125% 6/1/32	3,000,000	3,010,020
5% 6/1/27	125,000	138,618
5% 6/1/39	12,290,000	13,278,480
Series 2012 B, 5% 7/1/22	2,600,000	2,746,614
Series 2012:
5% 11/15/24	660,000	780,800
5% 11/15/25	1,000,000	1,176,930
5% 11/1/26	6,425,000	7,493,670
5% 11/15/26	800,000	938,512
5% 11/15/36	6,200,000	6,860,548
5% 11/1/42	2,000,000	2,216,360
5% 11/15/42	4,500,000	4,894,380
Series 2013:
5% 10/1/25	1,255,000	1,515,827
5% 8/15/30	4,105,000	4,679,043
5% 8/15/31	2,310,000	2,622,081
Series 2014 H1:
5% 10/1/22	1,000,000	1,185,870
5% 10/1/25	2,250,000	2,697,548
5% 10/1/39	8,600,000	9,708,540
Series 2014:
5% 6/1/25	1,000,000	1,191,790
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Fin. Auth. Rev.: - continued
Series 2014: - continued
5% 6/1/26	$ 700,000	$ 829,248
5% 6/1/27	700,000	815,045
Series MI, 5.5% 12/1/28	5,000,000	6,161,600
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,516,850
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.):
Series 2006 A, 5% 11/15/17	1,000,000	1,067,660
Series 2009, 5.25% 11/15/24	3,000,000	3,469,440
(McLaren Health Care Corp. Proj.):
Series 2008 A, 5.75% 5/15/38	6,890,000	7,737,883
Series 2012 A, 5% 6/1/24	2,765,000	3,267,235
(MidMichigan Obligated Group Proj.) Series 2009 A, 6.125% 6/1/39 (Pre-Refunded to 6/1/19 @ 100)	3,740,000	4,475,284
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,096,030
(Sparrow Hosp. Obligated Group Proj.) Series 2007:
5% 11/15/17	535,000	585,467
5% 11/15/18	1,725,000	1,901,813
5% 11/15/19	1,000,000	1,103,320
5% 11/15/20	2,000,000	2,207,180
5% 11/15/31	5,000,000	5,439,250
(Trinity Health Sys. Proj.) 5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	3,725,000	4,003,854
Bonds:
Series 2010 F3, 1.4%, tender 6/29/18 (a)	6,200,000	6,270,866
Series 2010 F4, 1.95%, tender 4/1/20 (a)	5,500,000	5,599,990
Series 2008 A1:
6.5% 12/1/33	1,035,000	1,212,596
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	3,965,000	4,739,047
Michigan Muni. Bond Auth. Rev.:
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	4,225,000	4,501,146
Series 2005, 5% 10/1/23	385,000	447,909
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,991,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	4,283,107
(Detroit Edison Co. Proj.) Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	10,784,531
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	1,875,000	2,089,556
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	$ 3,000,000	$ 3,237,630
Series 2011, 5% 11/15/36	2,000,000	2,292,280
Monroe County Hosp. Fin. Auth. Series 2006, 5.375% 6/1/26	3,200,000	3,363,840
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	449,870
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	524,770
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,761,186
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,380,893
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,189,744
Northville Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,475,000	1,480,413
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,378,950
5% 3/1/25	1,225,000	1,437,770
5% 3/1/26	1,290,000	1,505,972
5% 3/1/37	4,000,000	4,466,800
Series 2013 A:
5% 3/1/25	995,000	1,170,966
5% 3/1/26	1,620,000	1,887,543
5% 3/1/27	815,000	942,050
5% 3/1/38	2,900,000	3,232,166
Series 2014:
5% 3/1/28	335,000	393,337
5% 3/1/29	525,000	612,365
5% 3/1/39	3,000,000	3,400,800
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,136,492
5.25% 5/1/27 (FSA Insured)	1,135,000	1,263,266
Petoskey Pub. School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,179,465
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.) Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,094,725
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Plainwell Cmnty. School District: - continued
(School Bldg. & Site Proj.) Series 2008: - continued
5% 5/1/28 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,103,920
Series 2005, 5% 5/1/16 (FSA Insured)	1,025,000	1,028,639
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,559,550
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	4,800,563
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,279,035
5% 5/1/38 (FSA Insured)	1,000,000	1,086,600
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,511,345
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,679,701
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,396,946
Roseville Cmnty. Schools:
Series 2014:
5% 5/1/24	575,000	688,931
5% 5/1/25	1,000,000	1,206,480
5% 5/1/26	1,385,000	1,657,443
5% 5/1/24	570,000	684,986
5% 5/1/25	1,640,000	1,986,696
5% 5/1/26	1,715,000	2,060,710
5% 5/1/27	1,795,000	2,135,906
5% 5/1/28	1,885,000	2,219,474
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29 (Pre-Refunded to 9/1/18 @ 100)	1,945,000	2,402,659
8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	3,425,000	4,259,570
Series 2014 D:
5% 9/1/26	1,000,000	1,174,140
5% 9/1/27	1,000,000	1,163,840
5% 9/1/28	1,500,000	1,733,025
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,540,600
Saint Clair County Gen. Oblig. 5% 4/1/26	1,495,000	1,750,974
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,112,863
South Haven Gen. Oblig. Series 2009, 5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,153,320
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
South Redford School District Series 2005, 5% 5/1/16 (Pre-Refunded to 5/1/15 @ 100)	$ 1,125,000	$ 1,129,275
Three Rivers Cmnty. Schools Series 2008, 5% 5/1/16 (FSA Insured)	1,750,000	1,836,205
Troy School District Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,970
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,049,700
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,002,810
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A:
5% 12/1/24	2,875,000	3,401,786
5% 12/1/25	5,120,000	6,038,528
Series 2011 A, 5% 12/1/21 (b)	5,000,000	5,752,550
Series 2012 A:
5% 12/1/22	2,220,000	2,582,837
5% 12/1/23	2,300,000	2,732,078
Series 2014 C:
5% 12/1/29 (b)	720,000	810,367
5% 12/1/31 (b)	860,000	957,472
5% 12/1/34 (b)	1,655,000	1,814,261
West Ottawa Pub. School District:
Series 2012 A:
5% 5/1/25	4,310,000	5,072,439
5% 5/1/26	2,000,000	2,345,040
Series 2014 1:
5% 5/1/30	725,000	831,314
5% 5/1/32	500,000	569,085
5% 5/1/34	900,000	1,018,305
5% 5/1/35	250,000	282,653
Western Michigan Univ. Rev.:
Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	5,893,642
Series 2014:
5% 11/15/25	320,000	384,966
5% 11/15/26	400,000	478,200
5% 11/15/28	650,000	759,655
5% 11/15/29	750,000	871,080
5% 11/15/30	855,000	988,397
5% 11/15/31	700,000	807,331
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2012, 5% 1/1/23	$ 1,000,000	$ 1,188,940
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,450
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	1,881,881
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,725,000	3,748,058
Zeeland Pub. Schools Series 2005:
5% 5/1/16 (Pre-Refunded to 5/1/15 @ 100)	2,035,000	2,042,733
5% 5/1/17 (Pre-Refunded to 5/1/15 @ 100)	170,000	170,646
		558,784,326
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,500,000	1,686,150
Series 2009 B, 5% 10/1/25	1,200,000	1,334,868
		3,021,018
TOTAL INVESTMENT PORTFOLIO - 96.7% (Cost $534,311,809)	567,537,067
NET OTHER ASSETS (LIABILITIES) - 3.3%	19,453,631
NET ASSETS - 100%	$ 586,990,698
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $534,173,224. Net unrealized appreciation aggregated $33,363,843, of which $33,751,064 related to appreciated investment securities and $387,221 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Limited Term
Municipal Income Fund

March 31, 2015

1.814658.110

STM-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.8%
	Principal Amount (000s)	Value (000s)
Alaska - 0.6%
Anchorage Gen. Oblig.:
Series A:
5% 9/1/20	$ 1,090	$ 1,291
5% 9/1/22	1,200	1,464
Series B:
5% 9/1/18	3,685	4,174
5% 9/1/20	2,000	2,369
5% 9/1/22	1,425	1,739
Series C:
5% 9/1/18	1,000	1,133
5% 9/1/19	2,150	2,492
5% 9/1/20	1,260	1,492
5% 9/1/22	1,000	1,220
Series D:
5% 9/1/19	3,895	4,515
5% 9/1/20	2,000	2,369
		24,258
Arizona - 2.7%
Arizona Ctfs. of Prtn. Series 2010 A, 5% 10/1/16 (FSA Insured)	13,000	13,833
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/18	500	562
5% 12/1/19	600	687
5% 12/1/20	820	952
5% 12/1/21	1,105	1,298
5% 12/1/22	800	947
5% 12/1/23	1,000	1,197
5% 12/1/24	1,500	1,806
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2005 A2, 5% 9/1/16 (Pre-Refunded to 9/1/15 @ 100)	11,000	11,218
Series 2008, 5.5% 9/1/16	1,385	1,479
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,139
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	5,180	6,024
Glendale Gen. Oblig. Series 2015:
4% 7/1/19 (FSA Insured)	600	656
5% 7/1/22 (FSA Insured)	1,000	1,184
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Glendale Trans. Excise Tax Rev.:
5% 7/1/21 (FSA Insured)	$ 750	$ 889
5% 7/1/22 (FSA Insured)	1,170	1,399
5% 7/1/23 (FSA Insured)	1,395	1,683
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
1% 7/1/19 (a)	900	960
1% 7/1/20 (a)	1,360	1,458
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	5,902
Series 2009 B, 5% 7/1/16	5,090	5,382
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.4%, tender 5/1/15 (d)(e)	21,300	21,300
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,210	2,588
5% 12/1/22	2,470	2,923
5% 12/1/23	3,425	4,100
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,705
Series 2012 A:
5% 7/1/18	825	927
5% 7/1/19	1,550	1,787
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,264
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16 (Escrowed to Maturity)	3,055	3,231
5% 7/1/17 (Escrowed to Maturity)	3,315	3,634
5% 7/1/18 (Escrowed to Maturity)	3,365	3,797
		109,911
California - 8.1%
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A, 0% 10/1/19	3,600	3,207
Series 2013 A, 5% 10/1/22	2,190	2,652
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds 1.5%, tender 4/2/18 (d)	5,200	5,265
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (d)	15,600	16,662
5% 9/1/18	7,500	8,498
5% 9/1/19	20,000	23,222
5% 9/1/20	20,000	23,688
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	$ 1,005	$ 1,017
Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 1.82%, tender 7/1/17 (d)	4,000	4,053
California Infra Eco Dev. Bank Rev. Bonds Series 2013 A1:
0.3%, tender 4/1/16 (d)	17,000	17,000
0.3%, tender 4/1/16 (d)	30,000	30,000
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	1,983
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,207
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,114
5% 10/1/19	1,490	1,733
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/18	6,475	7,338
5% 10/1/19	5,000	5,796
5% 10/1/20	2,525	2,985
Series 2012 A, 5% 4/1/21	1,000	1,191
Series 2012 G, 5% 11/1/22	1,250	1,520
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,770
Series 2009 J, 5% 11/1/17	2,300	2,546
Series 2010 A:
5% 3/1/16	2,000	2,087
5% 3/1/17	5,405	5,849
California Statewide Cmntys. Dev. Auth. Rev. Bonds:
Series 2002 C, 5%, tender 5/1/17 (d)	4,000	4,362
Series 2009 E2, 5%, tender 5/1/17 (d)	2,000	2,178
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.485%, tender 12/12/15 (d)	12,500	12,505
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 4% 6/1/21	3,500	3,951
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A:
5% 7/1/18	9,750	11,049
5% 7/1/19	4,400	5,122
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,497
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	$ 20,960	$ 23,833
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,659
5% 3/1/19	2,935	3,361
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,169
5% 12/1/17	9,790	10,868
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,333
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A, 5% 7/1/15	2,170	2,196
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,019
5% 7/1/18	2,000	2,253
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	1,000	1,214
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (e)	2,500	2,946
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/23 (FSA Insured)	1,350	1,656
5% 9/1/24 (FSA Insured)	2,300	2,849
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,858
5% 6/1/17	3,700	4,008
5% 6/1/18	6,470	7,183
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,828
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	2,917
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,764
5% 8/1/18	8,000	8,856
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,149
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5% 5/15/15	1,845	1,856
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Pablo Calif Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	$ 1,380	$ 1,683
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,153
		322,658
Colorado - 0.2%
Colorado Health Facilities Auth. Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (d)	4,200	4,290
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	3,860	4,708
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	546
		9,544
Connecticut - 2.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (d)(e)	4,300	4,300
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/16	2,700	2,795
Series 2012 C, 5% 6/1/21	23,420	27,841
Series 2012 D, 0.31% 9/15/15 (d)	6,000	6,007
Series 2013 A:
0.25% 3/1/16 (d)	1,100	1,100
0.36% 3/1/17 (d)	1,400	1,402
Series 2014 C, 5% 12/15/16	16,070	17,264
Series 2014 D, 2% 6/15/16	3,400	3,468
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (d)	2,860	2,912
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	7,700	8,316
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 A, 5% 12/1/18	5,575	6,332
New Haven Gen. Oblig. Series 2013 A, 5% 8/1/15	1,000	1,014
		82,751
Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/20	2,500	2,897
5% 1/1/21	2,000	2,356
		5,253
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 0.4%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	$ 3,555	$ 3,746
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,526
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (d)	8,500	9,325
		14,597
Florida - 9.7%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B, 5% 12/1/15	4,395	4,513
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	1,000	1,193
Series 2015 C:
5% 7/1/21	650	776
5% 7/1/22	3,725	4,486
5% 7/1/23	3,000	3,638
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/21	1,000	1,187
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,556
Series 2012 A:
5% 7/1/19	7,000	8,041
5% 7/1/20	15,070	17,596
Series 2015 A:
5% 7/1/19	2,000	2,297
5% 7/1/20	4,000	4,670
5% 7/1/21	4,500	5,329
5% 7/1/22	3,500	4,176
5% 7/1/23	2,750	3,318
5% 7/1/24	1,320	1,603
Series 2015 B:
5% 7/1/19	2,000	2,297
5% 7/1/20	3,000	3,503
5% 7/1/21	6,235	7,384
5% 7/1/22	1,275	1,521
5% 7/1/23	2,750	3,318
5% 7/1/24	1,145	1,390
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,005	14,117
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	7,928
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Clearwater Wtr. and Swr. Rev. Series 2011:
4% 12/1/16	$ 1,265	$ 1,337
5% 12/1/17	1,685	1,868
5% 12/1/18	685	780
5% 12/1/19	1,820	2,120
5% 12/1/20	1,000	1,181
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/16	1,530	1,618
5% 10/1/17	1,455	1,578
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (d)	1,900	1,902
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,082
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C:
5% 6/1/16	3,000	3,162
5% 6/1/20	3,625	4,211
Series 2012 C, 5% 6/1/16	3,585	3,778
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	18,136
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/17	700	739
5% 2/1/18	1,790	1,926
5% 2/1/19	1,450	1,585
5% 2/1/20	2,025	2,235
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15 (Escrowed to Maturity)	20,010	20,249
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,214
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	1,991
5% 10/1/20	1,000	1,190
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,414
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	935	1,092
5% 7/1/22	2,000	2,386
5% 7/1/23	2,000	2,413
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	$ 1,000	$ 1,020
5% 9/1/17	1,000	1,081
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,283
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003, 5.25% 10/1/15	3,525	3,607
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,453
5% 10/1/20	2,000	2,366
5% 10/1/21	2,000	2,406
5% 10/1/22	1,000	1,212
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,174
5% 11/15/22	485	573
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	2,000	2,290
5% 7/1/20	1,000	1,165
5% 7/1/21	2,000	2,362
5% 7/1/22	2,000	2,382
5% 7/1/23	2,000	2,357
Series 2014 A, 5% 7/1/24	625	751
Series 2014 B:
5% 7/1/22	1,500	1,786
5% 7/1/23	3,250	3,897
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/22	3,880	4,724
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	3,902
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/20	4,875	5,728
5% 11/1/21	6,275	7,468
5% 11/1/22	2,915	3,491
5% 11/1/23	7,650	9,256
Series 2015 A:
5% 5/1/19	1,000	1,141
5% 5/1/20	2,095	2,435
5% 5/1/21	4,000	4,719
5% 5/1/22	3,720	4,423
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn.: - continued
Series 2015 A: - continued
5% 5/1/23	$ 6,500	$ 7,819
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,441
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,259
5% 10/1/16	1,325	1,409
Series 2009, 5.25% 10/1/19	1,245	1,424
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,873
Orlando & Orange County Expressway Auth. Rev.:
Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,446
Series 2012, 5% 7/1/19	1,000	1,149
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,657
Series 2010 C, 5% 10/1/17	1,895	2,094
Series 2011 B:
5% 10/1/18	2,250	2,556
5% 10/1/19	2,325	2,707
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19	1,000	1,100
5% 12/1/20	880	1,014
5% 12/1/21	1,100	1,274
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
4% 8/1/19	4,000	4,428
4% 8/1/21	4,040	4,551
5% 8/1/19	3,000	3,446
5% 8/1/21	4,000	4,744
Series 2015 B:
5% 8/1/19	2,735	3,142
5% 8/1/20	1,750	2,048
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	1,250	1,413
5% 10/1/19	1,100	1,270
5% 10/1/20	1,000	1,172
5% 10/1/21	1,000	1,188
5% 10/1/22	1,000	1,196
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (e)	$ 4,465	$ 4,889
5% 10/1/19 (e)	2,025	2,320
5% 10/1/18 (e)	2,745	3,080
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B:
5% 10/1/18 (Escrowed to Maturity)	2,440	2,768
5% 10/1/18 (Escrowed to Maturity)	2,260	2,576
Series 2011, 5% 10/1/19	5,590	6,496
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,680
5% 11/15/17	1,515	1,678
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/15 (FSA Insured) (e)	2,920	2,988
5% 10/1/16 (FSA Insured) (e)	6,000	6,397
5% 10/1/17 (FSA Insured) (e)	5,000	5,468
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,098
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,241
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B:
5% 8/1/18	300	338
5% 8/1/19	310	356
		389,669
Georgia - 2.9%
Atlanta Arpt. Rev.:
5% 1/1/22	1,000	1,191
5% 1/1/23	1,000	1,200
5% 1/1/24	1,150	1,406
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (d)	12,500	12,701
2.2%, tender 4/2/19 (d)	9,700	9,921
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,555
5% 1/1/20	4,000	4,661
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/16	23,900	25,288
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	$ 2,000	$ 2,271
(Proj. One):
Series 2008 A, 5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,552
Series 2008 D:
5.75% 1/1/19	14,890	17,152
5.75% 1/1/20	3,555	4,112
Series B, 5% 1/1/17	2,750	2,957
Series GG:
5% 1/1/16	680	703
5% 1/1/20	675	782
5% 1/1/21	1,670	1,973
Georgia Muni. Gas Auth. Rev.:
(Gas Portfolio III Proj.) Series 2014 U:
5% 10/1/19	1,500	1,727
5% 10/1/22	1,000	1,196
(Gas Portfolio III Proj.) Series 2014 U, 5% 10/1/23	2,420	2,924
(Gas Portfolio III Proj.) Series R, 5% 10/1/21	5,000	5,840
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	2,000	2,289
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/16	2,415	2,497
5% 1/1/18	1,530	1,619
		117,517
Hawaii - 0.5%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (e)	3,900	3,945
Series 2011, 5% 7/1/19 (e)	4,000	4,577
Hawaii Gen. Oblig. Series DR, 5% 6/1/16 (Escrowed to Maturity)	2,895	3,053
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/19 (e)	1,400	1,589
5% 8/1/20 (e)	3,050	3,520
5% 8/1/21 (e)	550	643
5% 8/1/22 (e)	2,075	2,434
5% 8/1/23 (e)	1,435	1,694
		21,455
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - 8.3%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (FGIC Insured)	$ 10,000	$ 7,861
Series 2009 D:
4% 12/1/16	950	993
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,494
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,589
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,995
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,829
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,947
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	13,004
Series 2009 A, 5% 1/1/22	2,500	2,649
Series 2012 C, 5% 1/1/23	3,220	3,446
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,580
Series B, 5% 1/1/17 (FSA Insured)	5,115	5,177
4.5% 1/1/20	1,150	1,217
5% 1/1/21	4,875	5,249
5% 1/1/21	1,500	1,615
5% 1/1/23	2,920	3,151
Chicago Midway Arpt. Rev.:
Series 2014 B:
5% 1/1/20	625	722
5% 1/1/21	400	467
5% 1/1/23	2,500	2,974
5% 1/1/22	5,000	5,897
5% 1/1/23	5,900	7,019
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/19	250	278
5% 1/1/20	300	338
5% 1/1/21	400	455
5% 1/1/22	300	345
5% 1/1/23	535	618
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/17 (e)	1,000	1,075
Series 2010 E, 5% 1/1/16 (e)	1,500	1,550
Series 2011 B, 5% 1/1/18	6,500	7,183
Series 2012 A, 5% 1/1/21	1,400	1,643
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2012 B, 5% 1/1/21 (e)	$ 4,605	$ 5,348
Series 2013 B, 5% 1/1/22	4,000	4,715
Series 2013 D, 5% 1/1/22	3,220	3,795
Chicago Park District Gen. Oblig. Series 2014 D:
4% 1/1/17	1,050	1,113
4% 1/1/18	2,255	2,392
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,772
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,232
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	415	446
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,310	1,454
5% 1/1/23	1,200	1,379
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,575	9,638
Series 2010 A, 5.25% 11/15/22	4,960	5,797
Series 2011 A, 5.25% 11/15/22	1,000	1,165
Series 2012 C:
5% 11/15/19	3,200	3,636
5% 11/15/20	7,210	8,311
5% 11/15/21	4,970	5,782
5% 11/15/22	1,250	1,456
Series 2014 A:
5% 11/15/20	1,000	1,153
5% 11/15/21	500	582
5% 11/15/22	1,000	1,165
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,700
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B2, 1.55%, tender 2/13/30 (d)	10,000	9,944
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.) Series 2010 B, 2.625%, tender 8/1/15 (d)	9,500	9,566
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,257
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	550
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5% 7/1/15	1,000	1,009
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	$ 2,060	$ 2,155
5% 5/15/17	3,520	3,821
(Provena Health Proj.) Series 2010 A, 5.75% 5/1/19	2,650	3,072
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Escrowed to Maturity)	3,075	3,159
5% 11/1/16 (Escrowed to Maturity)	1,700	1,823
Series 2012 A, 5% 5/15/23	1,300	1,512
Series 2012:
5% 9/1/18	1,160	1,286
5% 9/1/19	1,115	1,257
5% 9/1/20	1,470	1,672
5% 9/1/21	1,645	1,878
5% 9/1/22	3,530	4,049
5% 11/15/20	1,650	1,931
5% 11/15/22	500	597
5% 11/15/24	1,955	2,372
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,519
Series 2004, 5% 11/1/16	11,000	11,707
Series 2005, 5% 4/1/17 (AMBAC Insured)	8,050	8,078
Series 2007 A, 5.5% 6/1/15	1,000	1,008
Series 2007 B, 5% 1/1/17	9,835	10,482
Series 2010, 5% 1/1/21 (FSA Insured)	1,600	1,782
Series 2012:
5% 3/1/19	5,500	6,068
5% 8/1/19	2,660	2,955
5% 8/1/20	6,900	7,678
5% 8/1/21	1,400	1,570
5% 8/1/22	5,800	6,529
Series 2013, 5% 7/1/22	1,265	1,423
Series 2014, 5% 2/1/22	3,000	3,369
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,260
5% 5/15/16 (FSA Insured)	2,325	2,419
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,297
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,245
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Sales Tax Rev.: - continued
Series 2009 B: - continued
4.5% 6/15/17	$ 6,075	$ 6,566
Series 2010, 5% 6/15/15	8,800	8,888
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	2,100	2,222
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	579
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,513
McHenry County Conservation District Gen. Oblig.:
Series 2014:
5% 2/1/19	2,285	2,595
5% 2/1/20	2,275	2,643
Series 2014. 5% 2/1/23	2,225	2,693
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	740	735
0% 11/1/16 (FSA Insured)	2,235	2,198
		331,322
Indiana - 2.1%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2012, 0.4%, tender 6/1/15 (d)(e)	7,000	7,000
Indiana Fin. Auth. Hosp. Rev.:
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A, 5% 5/1/15	6,420	6,445
Series 2013:
5% 8/15/22	700	831
5% 8/15/23	1,000	1,196
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5% 12/1/15	2,135	2,202
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,118
Series 2010 A, 5% 2/1/17	2,800	3,027
Series 2012:
5% 3/1/20	650	735
5% 3/1/21	1,225	1,404
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	825	971
5% 10/1/22	1,600	1,926
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.): - continued
Series 2014 A:
5% 10/1/20	$ 375	$ 441
5% 10/1/21	380	453
5% 10/1/22	675	813
Series 2015 A:
5% 10/1/24	1,495	1,836
5% 10/1/25	1,625	1,979
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	4,000	4,222
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (d)	2,200	2,242
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,672
5% 1/1/20	1,250	1,453
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	521
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,324
5% 10/1/17	5,000	5,492
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,095
4% 1/15/20	1,345	1,495
4% 1/15/21	1,250	1,395
5% 7/15/19	1,680	1,929
5% 7/15/20	1,170	1,373
5% 7/15/21	1,000	1,188
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	536
5% 7/1/15	315	319
5% 7/1/16	500	529
Series Z-1:
5% 7/1/16	1,215	1,285
5% 7/1/17	1,000	1,095
5% 7/1/18	1,500	1,694
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj. Series 2009 B, 1.75%, tender 6/1/18 (d)	$ 8,500	$ 8,521
Univ. of Southern Indiana Rev. Series J:
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,023
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,241
		85,021
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,768
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/15	625	643
5% 11/15/16	875	937
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,100	3,148
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/15 (Escrowed to Maturity)	6,245	6,429
5% 11/15/16 (Escrowed to Maturity)	5,410	5,815
Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,571
5% 11/15/20 (Escrowed to Maturity)	2,745	3,279
		22,822
Kentucky - 0.8%
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (d)	9,000	9,098
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,064
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,712
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2003 A, 1.65%, tender 4/3/17 (d)	6,000	6,088
Series 2007 B:
1.15%, tender 6/1/17 (d)	2,600	2,601
1.6%, tender 6/1/17 (d)	8,000	8,063
		32,626
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 1.1%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.59%, tender 5/1/17 (d)	$ 25,000	$ 25,139
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A, 5% 7/1/16	2,000	2,108
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,044
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,775
5% 7/1/22	1,000	1,196
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,191
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,050
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,500	5,314
		42,817
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21 (c)	2,400	2,891
5% 7/1/22 (c)	1,850	2,259
5% 7/1/24 (c)	2,350	2,918
		8,068
Maryland - 1.5%
Maryland Gen. Oblig.:
Series 2008 2, 5% 7/15/22 (Pre-Refunded to 7/15/18 @ 100)	5,500	6,224
Series 2012 B, 5% 8/1/16	6,400	6,795
Maryland Health & Higher Edl. Facilities Auth. Rev. Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (d)	2,225	2,238
Series 2012 D, 0.945%, tender 11/15/17 (d)	14,000	14,123
Series 2013 A:
0.695%, tender 5/15/18 (d)	4,800	4,830
0.715%, tender 5/15/18 (d)	7,100	7,147
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,725
Series 2011 A, 5% 7/1/20	16,000	18,554
		61,636
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 1.4%
Braintree Gen. Oblig. Series 2009, 5% 5/15/16	$ 4,400	$ 4,631
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,615
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,514
4% 7/1/16	1,000	1,045
Series Q2:
4% 7/1/15	1,170	1,181
4% 7/1/16	1,000	1,045
5% 7/1/17	1,370	1,503
(Tufts Med. Ctr. Proj.) Series I, 5% 1/1/16	1,300	1,340
Bonds Series 2013 U-6E, 0.57%, tender 9/30/16 (d)	5,900	5,913
4.5% 11/15/18 (b)	5,500	5,505
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (e)	4,725	5,273
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	12,700	15,169
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100)	4,500	4,780
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,886
		55,400
Michigan - 3.5%
Detroit Swr. Disp. Rev. Series 2006 D, 0.771% 7/1/32 (d)	4,070	3,532
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,390
5% 5/1/20	2,635	3,056
5% 5/1/21	2,150	2,529
5% 5/1/22	1,850	2,183
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,416
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,407
5% 11/15/19	1,000	1,144
Michigan Fin. Auth. Rev.:
Series 2008 B2, 5% 6/1/15	1,090	1,097
Series 2012 A:
5% 6/1/16	2,290	2,392
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Fin. Auth. Rev.: - continued
Series 2012 A: - continued
5% 6/1/17	$ 1,410	$ 1,523
5% 6/1/18	2,430	2,689
Series 2015 A:
5% 8/1/22	2,400	2,870
5% 8/1/23	3,800	4,567
Michigan Hosp. Fin. Auth. Rev. Bonds:
Series 1999 B3, 0.3%, tender 2/3/16 (d)	25,000	25,019
Series 2005 A4, 1.625%, tender 11/1/19 (d)	9,215	9,245
Series 2010 F3, 1.4%, tender 6/29/18 (d)	1,900	1,922
Series 2010 F4, 1.95%, tender 4/1/20 (d)	6,545	6,664
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/15	1,750	1,792
5% 10/1/15	3,250	3,327
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/15	1,845	1,852
5% 5/1/16	1,865	1,943
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15 (Escrowed to Maturity)	2,070	2,102
Series 2014 D:
5% 9/1/21	1,500	1,776
5% 9/1/23	500	602
Spring Lake Pub. Schools:
Series 2014, 5% 5/1/19	2,300	2,627
5% 11/1/19	2,775	3,217
5% 5/1/20	3,630	4,225
5% 11/1/20	1,745	2,058
5% 5/1/21	4,110	4,863
Univ. of Michigan Rev. Bonds 0.22%, tender 4/2/15 (d)	30,870	30,870
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,405
Western Michigan Univ. Rev. 5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,374
		140,678
Minnesota - 0.4%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	1,000	1,185
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.: - continued
Series 2014 A: - continued
5% 1/1/23	$ 1,000	$ 1,197
Series 2014 B:
5% 1/1/21 (e)	2,290	2,670
5% 1/1/22 (e)	2,000	2,353
5% 1/1/23 (e)	1,000	1,183
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1, 5% 2/15/16 (Assured Guaranty Corp. Insured)	565	587
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,034
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	1,000	1,202
5% 1/1/23	1,500	1,824
5% 1/1/24	1,000	1,229
		14,464
Mississippi - 0.7%
Mississippi Bus. Fin. Corp. Rev. Bonds (Pwr. Co. Proj.) Series 2010, 1.625%, tender 1/12/18 (d)	12,400	12,502
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.55% 9/1/17 (d)	3,295	3,298
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.5%, tender 7/9/15 (d)(f)	6,100	6,100
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,999
		25,899
Missouri - 0.0%
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/18	765	855
Nebraska - 0.1%
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/22 (Pre-Refunded to 1/1/18 @ 100)	1,100	1,223
Series C, 4% 1/1/16	2,195	2,256
		3,479
Nevada - 2.7%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/15	3,500	3,541
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2013 C1, 2.5% 7/1/15 (e)	$ 12,400	$ 12,467
Clark County School District:
Series 2005 A, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,215	21,632
Series 2012 A, 5% 6/15/19	24,610	28,215
Series 2014 A, 5.5% 6/15/16	2,700	2,864
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	13,982
Series 2012 B, 5% 8/1/20	2,230	2,635
Series 2013 D1:
5% 3/1/22	11,250	13,585
5% 3/1/23	4,500	5,501
5% 3/1/24	2,700	3,287
		107,709
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	2,705	2,865
4% 7/1/21	1,520	1,611
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,242
5% 2/1/18	2,500	2,774
		10,492
New Jersey - 5.6%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	3,000	3,442
5% 2/15/21	2,500	2,898
5% 2/15/22	2,500	2,920
5% 2/15/23	2,750	3,234
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	757
Series 2009 A:
5% 6/15/15	11,285	11,390
5% 6/15/16	6,500	6,838
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K, 5.5% 12/15/19	8,030	9,128
Series 2009 BB, 5% 9/1/15 (Escrowed to Maturity)	3,390	3,457
Series 2011 EE, 5% 9/1/20	5,000	5,621
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Series 2012 II:
5% 3/1/21	$ 6,800	$ 7,621
5% 3/1/22	6,290	7,066
Series 2012, 5% 6/15/18	5,600	6,182
Series 2013 NN, 5% 3/1/19	8,165	9,015
Series 2014 PP, 5% 6/15/19	17,000	18,845
New Jersey Edl. Facility Series 2014:
5% 6/15/20	11,000	12,287
5% 6/15/21	11,000	12,388
New Jersey Gen. Oblig. Series O, 5.25% 8/1/22	3,930	4,686
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/15	4,500	4,634
Series 2013:
5% 12/1/18 (e)	6,000	6,658
5% 12/1/19 (e)	3,850	4,297
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2013 D, 0.55%, tender 1/1/16 (d)	5,000	5,004
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	200	209
Series 2013 A, 5% 1/1/24	4,345	5,136
Series 2013 C, 0.5% 1/1/17 (d)	16,000	16,011
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,379
Series 2003 B, 5.25% 12/15/19	3,870	4,350
Series 2003 B. 5.25% 12/15/19	5,500	6,182
Series 2012 AA, 5% 6/15/19	1,500	1,659
Series 2013 A:
5% 12/15/19	6,455	7,184
5% 6/15/20	18,000	20,060
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A:
5% 9/15/15	5,250	5,358
5% 9/15/21	4,900	5,689
		225,585
New Mexico - 1.6%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.):
Series 2005 B:
1.875%, tender 4/1/20 (c)(d)	11,000	10,982
2.875%, tender 4/1/15 (d)	22,325	22,325
Series 2011, 1.875%, tender 4/1/20 (c)(d)	6,290	6,280
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	$ 7,000	$ 7,336
Series 2010 A1:
4% 12/1/15	3,700	3,790
4% 12/1/16	6,750	7,133
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	4,836
		62,682
New York - 9.7%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,214
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	716
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,535
New York City Gen. Oblig.:
Series 2005 F1, 5% 9/1/15	3,560	3,630
Series 2014 J, 3% 8/1/16	5,600	5,794
Series 2014 K, 3% 8/1/16	3,900	4,035
Series 2015 C:
5% 8/1/23	10,000	12,152
5% 8/1/24	5,000	6,136
5% 8/1/25	1,700	2,085
Series J8, 0.4% 8/1/21 (d)	7,500	7,502
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,503
Series 2010 B:
5% 11/1/17	11,740	13,004
5% 11/1/17 (Escrowed to Maturity)	18,260	20,267
5% 11/1/20	5,950	6,919
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	890	915
5% 11/1/17	8,015	8,880
5% 11/1/17 (Escrowed to Maturity)	2,100	2,337
Series 2012 A:
5% 11/1/17	6,180	6,847
5% 11/1/17 (Escrowed to Maturity)	820	908
5% 11/1/20	4,500	5,336
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	$ 4,000	$ 4,706
Series 2012 A, 4% 5/15/20	8,000	8,998
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2009 D, 5% 6/15/15	16,075	16,232
Series 2012 A, 5% 12/15/20	8,500	10,094
New York Dorm. Auth. Revs.:
Series 2008 B, 5% 7/1/15	30,000	30,346
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	7,734
Series 2009 A:
5% 7/1/15	12,850	13,000
5% 7/1/16	8,390	8,859
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	13,903
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/15	2,325	2,394
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2012 G2, 0.645%, tender 11/1/15 (d)	13,300	13,303
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	6,094
Series 2008 B2:
5% 11/15/19	6,185	7,174
5% 11/15/20	5,500	6,484
5% 11/15/21	4,000	4,776
Series 2012 B, 5% 11/15/22	2,000	2,412
Series 2012 D, 5% 11/15/18	2,515	2,858
Series 2012 E:
4% 11/15/19	4,000	4,460
5% 11/15/21	2,435	2,907
Series 2012 F, 5% 11/15/19	5,000	5,800
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	20,400	23,260
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/17	1,000	1,087
Series 2011 A1:
5% 4/1/17	1,500	1,632
5% 4/1/18	3,500	3,919
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	17,000	18,305
Series 2011 A, 5% 3/15/21	18,425	21,939
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	$ 20,000	$ 21,074
Series 2013 B, 5% 6/1/21	3,400	3,580
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	2,930	3,069
		388,114
North Carolina - 1.9%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,068
4% 6/1/18	1,280	1,394
4% 6/1/20	1,000	1,119
5% 6/1/19	1,305	1,496
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,124
5% 3/1/18	1,500	1,671
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5% 11/1/15 (FSA Insured)	1,600	1,630
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/16	6,035	6,244
North Carolina Gen. Oblig. Series 2014 A, 5% 6/1/16	8,095	8,525
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,512
5% 6/1/16	1,000	1,051
5% 6/1/17	3,220	3,498
5% 6/1/18	3,820	4,249
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2008 A, 5.25% 1/1/20	2,000	2,235
Series 2012 A, 5% 1/1/18	18,705	20,714
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.565%, tender 12/1/15 (d)	11,500	11,503
		74,033
North Dakota - 0.0%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,870
Ohio - 3.5%
American Muni. Pwr., Inc. Rev. Bonds Series B, 5%, tender 8/15/20 (d)	35,000	39,969
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,185
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1: - continued
5% 6/1/17	$ 3,500	$ 3,798
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	4,071
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,057
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,443
5% 6/15/23	1,855	2,124
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/19	1,910	2,179
5% 12/1/20	2,205	2,550
5% 12/1/21	2,045	2,390
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	766
5% 6/1/16 (FSA Insured)	1,105	1,162
5% 6/1/17 (FSA Insured)	1,160	1,261
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (d)	13,300	14,049
Series 2009 C, 5.625% 6/1/18	1,395	1,542
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	6,505	6,659
Series 2010 C:
4% 10/1/15	3,200	3,260
5% 10/1/16	1,250	1,335
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	4,535	4,642
Series 2010 A, 5% 10/1/15	1,185	1,213
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	2,870
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/17	3,290	3,616
Series 2011 A, 5% 8/1/17	3,070	3,375
Series 2012 C, 5% 9/15/21	4,350	5,240
Series 2013 B, 4% 6/15/16	2,200	2,297
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5% 1/15/17	1,000	1,074
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	$ 4,720	$ 5,073
5% 12/1/16 (Escrowed to Maturity)	280	301
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	10,225	10,762
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (d)	5,000	5,031
		139,294
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23	2,600	3,047
Series 2004 A, 2.375% 12/1/21	1,350	1,378
Series 2012, 5% 2/15/21	1,600	1,871
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	5,949
		12,245
Oregon - 0.0%
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/16	1,750	1,822
Pennsylvania - 4.9%
Allegheny County Arpt. Auth. Rev. Series A, 5% 1/1/16 (FSA Insured) (e)	1,000	1,034
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 4% 8/15/15	1,385	1,404
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 3.375%, tender 7/1/15 (d)	2,000	2,012
Series 2006 A, 3.5%, tender 6/1/20 (d)	5,250	5,443
Series 2006 B, 3.5%, tender 6/1/20 (d)	6,000	6,221
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,055
5% 7/1/17	1,255	1,367
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,386
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
4% 10/1/18	$ 1,000	$ 1,080
4% 10/1/19	660	718
5% 10/1/20	1,260	1,432
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,690
5% 3/1/19	2,310	2,579
5% 3/1/20	2,140	2,433
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,486
5% 7/1/22	5,200	5,495
5% 1/1/23	3,000	3,105
5% 7/1/23	1,650	1,669
Pennsylvania Gen. Oblig.:
Series 2006 1, 5% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	7,000	7,490
Series 2010 A3, 5% 7/15/16	3,900	4,130
Series 2011, 5% 7/1/21	1,900	2,252
Series 2013 1, 5% 4/1/16	2,655	2,778
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/19	340	396
5% 12/1/21	275	332
5% 12/1/22	855	1,042
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	10,705
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2009 B, 5% 12/1/17	12,500	13,883
Series 2013 A, 0.62% 12/1/17 (d)	6,400	6,419
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,127
Eighth Series A, 5% 8/1/16	1,000	1,058
Seventeenth Series:
5.375% 7/1/15 (FSA Insured)	2,000	2,022
5.375% 7/1/16 (FSA Insured)	2,300	2,418
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gen. Oblig.:
Series 2008 A:
5% 12/15/15 (FSA Insured)	$ 5,000	$ 5,164
5% 12/15/16 (FSA Insured)	7,275	7,812
Series 2011:
5.25% 8/1/17	6,165	6,757
5.25% 8/1/18	5,515	6,213
Philadelphia Muni. Auth. Rev. Series 2013 A:
5% 11/15/17	6,635	7,293
5% 11/15/18	3,430	3,854
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	14,423
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	15,144
5% 6/15/16	6,000	6,329
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010, 5% 2/1/16 (FSA Insured)	5,620	5,832
Pittsburgh School District Series 2010 A:
4% 9/1/15	1,405	1,426
4% 9/1/15 (Escrowed to Maturity)	45	46
5% 9/1/16 (FSA Insured)	1,685	1,791
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B, 5% 11/15/15	2,420	2,490
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,112
5% 6/1/19	200	227
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/19	1,305	1,470
5% 4/1/20	1,250	1,428
5% 4/1/21	1,000	1,153
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,370
		195,995
Rhode Island - 0.4%
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,029
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	6,979
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A:
5% 5/15/18	$ 1,000	$ 1,093
5% 5/15/19	1,500	1,664
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/26	3,500	4,066
5% 6/1/27	1,000	1,145
		16,976
South Carolina - 1.5%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,369
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B:
5% 12/1/17	2,000	2,216
5% 12/1/20	1,000	1,180
Series 2012 C, 5% 12/1/17	10,535	11,674
Series 2014 C:
5% 12/1/22	1,100	1,329
5% 12/1/23	5,000	6,090
Series 2015 C:
5% 12/1/18 (c)	15,000	16,571
5% 12/1/19 (c)	18,690	21,048
		61,477
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/15	680	693
5% 9/1/16	500	530
5% 9/1/17	490	536
Series 2011:
5% 9/1/17	1,100	1,203
5% 9/1/18	1,200	1,343
5% 9/1/19	1,255	1,432
Series 2014 B:
4% 11/1/19	400	445
4% 11/1/20	625	701
4% 11/1/21	500	564
5% 11/1/22	375	450
		7,897
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 0.4%
Knox County Health Edl. & Hsg. Facilities Series 2012 A:
5% 1/1/19	$ 1,925	$ 2,169
5% 1/1/20	2,500	2,872
5% 1/1/21	2,500	2,918
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (e)	1,730	1,822
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	1,917
5% 7/1/17	1,100	1,205
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,183
		16,086
Texas - 7.7%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,627
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,029
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,346
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,594
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,316
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,715
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,145
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/15	5,000	5,136
Series 2013 F:
5% 11/1/19	2,000	2,311
5% 11/1/20	1,500	1,768
5% 11/1/21	3,000	3,572
5% 11/1/22	5,000	6,003
Dallas Independent School District Series 2014 A, 4% 8/15/16	9,280	9,735
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,817
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	3,842
Grapevine Gen. Oblig. Series 2009, 5% 2/15/16	1,375	1,432
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Health Sys. Proj.) Series 2013 B:
0.32% 6/1/15 (d)	$ 1,465	$ 1,465
0.42% 6/1/16 (d)	1,590	1,591
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A, 5% 11/15/16	500	536
Harris County Gen. Oblig.:
Bonds Series 2012 B, 0.61%, tender 8/15/15 (d)	10,470	10,472
Series 2012 A, 0.45% 8/15/15 (d)	1,300	1,301
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (e)	7,380	8,063
Series 2012 A, 5% 7/1/23 (e)	2,000	2,341
Series A:
5% 7/1/15	2,070	2,095
5% 7/1/16	1,080	1,142
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	4,485
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.62%, tender 8/1/16 (d)	9,200	9,210
5% 5/15/22	5,000	6,031
5% 5/15/23	7,000	8,560
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,330
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,288
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,508
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,507
Series 2010, 5% 5/15/17	2,805	3,048
5% 5/15/15	2,120	2,133
5% 5/15/15 (Escrowed to Maturity)	5	5
5% 5/15/16	2,355	2,475
5% 5/15/16 (Escrowed to Maturity)	5	5
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,055
5% 7/1/18	3,030	3,392
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	1,958
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.4%, tender 5/1/15 (d)(e)	$ 14,850	$ 14,851
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,580	1,789
North Texas Tollway Auth. Rev. Bonds Series 2012 C, 1.95%, tender 1/1/19 (d)	8,500	8,598
Northside Independent School District Bonds:
Series 2011 A, 2%, tender 6/1/19 (d)	6,500	6,612
1%, tender 6/1/16 (d)	20,000	20,106
1.2%, tender 8/1/17 (d)	29,415	29,570
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	1,000	1,164
San Antonio Elec. & Gas Sys. Rev. Series 2006 A, 5% 2/1/25 (Pre-Refunded to 2/1/16 @ 100)	3,400	3,534
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,163
5% 9/15/21	1,000	1,183
5% 9/15/22	3,440	4,085
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,667
5% 5/15/20	6,000	7,056
5% 5/15/21	5,000	5,971
San Jacinto Cmnty. College District Series 2009, 5% 2/15/16	2,000	2,082
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,188
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	750	887
5% 8/15/23	1,000	1,194
Series 2013:
4% 9/1/18	400	434
5% 9/1/19	655	746
5% 9/1/20	915	1,061
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
5.75% 7/1/18	2,600	2,849
5.75% 7/1/18 (Pre-Refunded to 7/1/16 @ 100)	810	823
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27 (Pre-Refunded to 4/1/16 @ 100)	3,700	3,873
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Series 2009 A, 5% 10/1/16	$ 3,400	$ 3,633
Series 2014, 5% 10/1/16	10,645	11,358
Texas Muni. Pwr. Agcy. Rev. Series 2010:
5% 9/1/15	835	851
5% 9/1/16	750	797
Texas Pub. Fin. Auth. Rev. Series 2014 B:
4% 7/1/17	2,100	2,228
4% 7/1/18	2,200	2,258
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (d)	10,700	12,373
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/25	2,200	2,385
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,196
Univ. of Texas Board of Regents Sys. Rev.:
Series 2006 B, 5% 8/15/24 (Pre-Refunded to 8/15/16 @ 100)	5,975	6,358
Series 2010 B, 5% 8/15/21	1,800	2,173
		307,480
Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,187
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	5,555	5,877
		7,064
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,288
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,099
Virginia - 0.9%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	664
5% 7/15/21	400	464
Fairfax County Gen. Oblig.:
5% 10/1/19 (c)	8,000	9,169
5% 10/1/20 (c)	6,710	7,851
5% 10/1/21 (c)	3,000	3,571
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	$ 2,340	$ 2,751
Virginia Commonwealth Trans. Board Rev. (U.S. Route 58 Corridor Dev. Prog.) Series 2014 B, 5% 5/15/16	2,100	2,210
Virginia Pub. School Auth.:
Series ll, 5% 4/15/16	2,600	2,727
Series Xll, 5% 4/15/16	3,940	4,133
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (d)	2,500	2,554
		36,094
Washington - 2.8%
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	40,000	46,096
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,604
5% 1/1/21	1,865	2,221
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	6,812
5% 12/1/17	2,950	3,267
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (e)	2,500	2,676
Port of Seattle Rev. Series 2010 C:
5% 2/1/16 (e)	2,000	2,076
5% 2/1/17 (e)	2,500	2,689
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,162
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,764
Tacoma Elec. Sys. Rev. Series 2013 A:
4% 1/1/20	5,000	5,585
4% 1/1/21	2,000	2,264
5% 1/1/20	3,000	3,488
5% 1/1/21	1,770	2,100
Washington Gen. Oblig.:
Series 2012 AR, 5% 7/1/18	5,000	5,637
Series 2015 AR, 5% 7/1/18	18,720	21,105
		111,546
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
Series 2011 A, 2.25%, tender 9/1/16 (d)(e)	$ 7,000	$ 7,097
1.9%, tender 4/1/19 (d)	5,990	5,955
		13,052
Wisconsin - 0.7%
Madison Gen. Oblig. Series 2014 A, 5% 10/1/21	3,215	3,875
Milwaukee County Arpt. Rev.:
Series 2010 B, 5% 12/1/15 (e)	1,720	1,772
Series 2013 A:
5% 12/1/20 (e)	1,330	1,546
5% 12/1/22 (e)	1,470	1,725
5.25% 12/1/23 (e)	1,540	1,852
Wisconsin Gen. Oblig.:
Series 2005 D, 5% 5/1/19 (Pre-Refunded to 5/1/16 @ 100)	2,260	2,373
Series 2014 B, 5% 5/1/16	2,600	2,732
Wisconsin Health & Edl. Facilities Series 2014:
4% 5/1/18	375	401
4% 5/1/19	285	306
5% 5/1/20	410	460
5% 5/1/21	640	720
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,233
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,619
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/15	1,105	1,141
5% 12/15/16	1,440	1,546
5% 12/15/17	1,540	1,702
Series 2012, 5% 10/1/21	1,400	1,647
		26,650
TOTAL MUNICIPAL BONDS (Cost $3,675,472)		3,756,018
Municipal Notes - 2.9%
	Principal Amount (000s)	Value (000s)
Connecticut - 1.0%
Hartford Gen. Oblig. BAN 2% 10/27/15	16,000	$ 16,149
New Britain Gen. Oblig. BAN 2.5% 3/25/16	24,000	24,479
		40,628
Louisiana - 1.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.2% 4/7/15, VRDN (d)	4,300	4,300
Series 2010 B1, 0.18% 4/7/15, VRDN (d)	35,600	35,600
		39,900
New York - 0.7%
Monroe County Gen. Oblig. BAN Series 2014, 1% 7/1/15	17,700	17,721
Rockland County Gen. Oblig. TAN 2% 3/16/16	9,800	9,922
		27,643
North Carolina - 0.2%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.18% 4/7/15, VRDN (d)(e)	5,900	5,900
TOTAL MUNICIPAL NOTES (Cost $114,066)		114,071
TOTAL INVESTMENT PORTFOLIO - 96.7% (Cost $3,789,538)		3,870,089
NET OTHER ASSETS (LIABILITIES) - 3.3%		133,841
NET ASSETS - 100%		$ 4,003,930
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,505,000 or 0.1% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,100,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.5%, tender 7/9/15	1/7/15	$ 6,100
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $3,789,521,000. Net unrealized appreciation aggregated $80,568,000, of which $84,758,000 related to appreciated investment securities and $4,190,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Minnesota
Municipal Income Fund

March 31, 2015

1.814649.110

MNF-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount	Value
Guam - 0.9%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,500,000	$ 1,552,650
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (b)	800,000	866,456
6.25% 10/1/34 (b)	850,000	1,019,201
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,307,999
		4,746,306
Minnesota - 97.1%
Alexandria Independent School District #206 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2008 A, 5% 2/1/17 (FSA Insured)	1,000,000	1,080,820
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/23	805,000	958,594
5% 2/1/24	1,110,000	1,328,570
5% 2/1/25	1,015,000	1,205,130
5% 2/1/26	1,220,000	1,436,953
5% 2/1/27	1,285,000	1,500,327
5% 2/1/28	1,345,000	1,553,341
5% 2/1/29	1,415,000	1,625,892
5% 2/1/34	1,800,000	2,034,072
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	4,575,000	4,586,072
Burnsville-Eagan-Savage Independent School District #191 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2007 A, 5% 2/1/17 (FSA Insured)	525,000	567,431
Chaska Independent School District #112 Gen. Oblig.:
(Cr. Enhancement Prog.):
Series 2012 A:
5% 2/1/19	4,090,000	4,655,320
5% 2/1/22	4,975,000	5,949,901
Series 2013 A, 4% 2/1/19	4,550,000	5,009,823
(School Bldg. Proj.) Series 2007 A, 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	810,615
Series 2009 A, 5% 2/1/17	1,000,000	1,080,820
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/23	775,000	933,023
5% 11/1/25	250,000	299,405
5% 11/1/26	500,000	595,080
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014: - continued
5% 11/1/27	$ 400,000	$ 472,000
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/16	1,445,000	1,467,658
4% 3/1/17	1,495,000	1,549,627
4% 3/1/18	1,235,000	1,294,132
5% 3/1/30	2,535,000	2,616,576
Elk River Independent School District #728 Series 2006 A, 5% 2/1/19 (FSA Insured)	3,500,000	3,631,110
Hennepin County Gen. Oblig. Series 2010 E, 5% 12/15/20	4,945,000	5,797,221
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24	1,000,000	1,111,380
Jordan Ind. School District Series 2014 A:
5% 2/1/28	1,000,000	1,189,820
5% 2/1/29	1,000,000	1,182,770
5% 2/1/30	1,245,000	1,463,821
Lakeville Independent School District #194 Series 2012 D:
5% 2/1/18	5,185,000	5,772,357
5% 2/1/20	1,570,000	1,837,293
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007:
5% 5/1/16	1,000,000	1,041,770
5.25% 5/1/24	1,500,000	1,613,670
5.25% 5/1/25	2,000,000	2,149,000
5.25% 5/1/28	3,720,000	3,978,168
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,465,660
Series 2010 A, 5.25% 8/15/25	1,000,000	1,176,270
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	553,130
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2007 A, 5% 1/1/21	5,000,000	5,375,700
Series 2007 B, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,145,560
Series 2010 D, 5% 1/1/17 (b)	4,155,000	4,456,653
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.: - continued
Series 2012 B:
5% 1/1/26	$ 1,250,000	$ 1,482,000
5% 1/1/27	1,500,000	1,763,925
Series 2014 A:
5% 1/1/26	3,000,000	3,552,060
5% 1/1/28	4,000,000	4,678,200
5% 1/1/29	2,150,000	2,501,848
5% 1/1/30	2,000,000	2,317,240
5% 1/1/31	6,020,000	6,949,789
Series B, 5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,830,000	3,038,033
Minneapolis Gen. Oblig. Series 2009:
4% 12/1/20	2,800,000	2,961,084
4% 12/1/21	2,330,000	2,463,253
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2005 D, 5% 11/15/34 (AMBAC Insured)	5,120,000	5,235,610
Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	3,500,000	4,069,380
Minnesota 911 Rev.:
(Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Assured Guaranty Corp. Insured)	2,220,000	2,565,299
5% 6/1/21	2,000,000	2,311,080
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/16 (Assured Guaranty Corp. Insured)	415,000	431,339
5% 2/15/17 (Assured Guaranty Corp. Insured)	1,975,000	2,124,251
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	4,124,588
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,913,117
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,915,150
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21	3,300,000	3,720,717
Series 2010 A, 5% 8/1/27	5,000,000	5,916,700
Series 2010 D:
5% 8/1/21	1,000,000	1,187,860
5% 8/1/22	5,000,000	5,925,150
5% 8/1/23	10,000,000	11,833,400
Series 2011 B:
5% 10/1/24	2,500,000	3,013,150
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Gen. Oblig.: - continued
Series 2011 B: - continued
5% 10/1/30	$ 3,000,000	$ 3,534,930
Series 2013 A, 5% 8/1/25	3,780,000	4,687,540
Series 2013 D, 5% 10/1/23	3,000,000	3,738,990
5% 6/1/21 (Pre-Refunded to 6/1/16 @ 100)	1,415,000	1,491,467
5% 8/1/22	2,545,000	2,793,850
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	55,000	60,491
5% 8/1/24	4,780,000	5,784,326
5% 8/1/24 (Pre-Refunded to 8/1/22 @ 100)	220,000	269,986
5% 11/1/26 (Pre-Refunded to 11/1/16 @ 100)	790,000	848,089
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	1,091,690
(Gustovus Adolphus College Proj.) Series Seven-B:
5% 10/1/22	2,250,000	2,592,090
5% 10/1/23	1,000,000	1,150,630
(Hamline Univ. Proj.) Series Seven-E:
5% 10/1/17	1,565,000	1,682,250
5% 10/1/19	1,000,000	1,116,020
(Macalester College Proj.) Series Six-P:
5% 3/1/21	2,315,000	2,498,093
5% 3/1/22	2,535,000	2,734,986
(St. Olaf College Proj.) Series Six-O, 5% 10/1/15	1,000,000	1,023,010
(Univ. of St. Thomas Proj.):
Series Seven-A, 5% 10/1/39	1,650,000	1,822,854
Series Six-I, 5% 4/1/23	1,000,000	1,042,840
Series Six-X, 5.25% 4/1/39	1,500,000	1,607,655
Series Seven-Q:
5% 10/1/17	495,000	538,154
5% 10/1/18	400,000	444,168
5% 10/1/19	780,000	886,579
5% 10/1/20	1,140,000	1,306,258
Minnesota Hsg. Fin. Agcy. Series 2015 A:
5% 8/1/29	1,000,000	1,179,460
5% 8/1/30	1,000,000	1,173,190
5% 8/1/31	1,000,000	1,169,620
5% 8/1/32	1,000,000	1,175,870
5% 8/1/33	1,000,000	1,160,750
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2007, 5.25% 10/1/22	1,000,000	1,104,440
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Muni. Pwr. Agcy. Elec. Rev.: - continued
Series 2014 A:
5% 10/1/25	$ 200,000	$ 241,462
5% 10/1/26	830,000	995,867
Series 2014:
5% 10/1/26	620,000	743,901
5% 10/1/27	750,000	892,238
5% 10/1/30	1,000,000	1,167,780
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2005 A, 5% 10/1/18 (Pre-Refunded to 10/1/15 @ 100)	1,465,000	1,499,955
Series 2009 A:
4% 10/1/17	1,445,000	1,555,990
4% 10/1/18	1,490,000	1,633,964
4% 10/1/19	1,550,000	1,724,949
4% 10/1/20	1,580,000	1,771,528
Series 2011 A, 5% 10/1/30	1,495,000	1,720,670
Series 2013 A:
4% 10/1/18	2,210,000	2,423,530
4% 10/1/19	2,300,000	2,559,601
4% 10/1/20	2,385,000	2,684,938
Minnesota State Gen. Fdg. Rev.:
Series 2012 B:
5% 3/1/27	12,840,000	15,070,165
5% 3/1/28	4,275,000	4,999,655
5% 3/1/29	2,250,000	2,615,783
5% 6/1/27	5,000,000	5,986,800
5% 6/1/38	5,000,000	5,676,300
North Saint Paul-Maplewood-Oakdale Independent School District 622 Series 2006 B:
5% 2/1/17 (FSA Insured)	1,525,000	1,648,251
5% 8/1/17 (FSA Insured)	1,575,000	1,701,378
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2010 A1:
5% 1/1/19	3,010,000	3,408,614
5% 1/1/20	2,100,000	2,423,883
Series 2013 A:
5% 1/1/23	850,000	1,003,332
5% 1/1/24	650,000	762,749
5% 1/1/25	975,000	1,140,380
5% 1/1/31	1,740,000	1,958,335
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,180,000	3,515,236
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	$ 1,000,000	$ 1,061,320
5.5% 11/1/16	1,025,000	1,077,972
Ramsey County Gen. Oblig. Series 2012 B:
5% 2/1/19	1,585,000	1,814,920
5% 2/1/20	1,635,000	1,917,528
5% 2/1/21	1,350,000	1,615,667
Rochester Elec. Util. Rev.:
Series 2007 C, 5% 12/1/30	2,000,000	2,132,120
Series 2013 B:
5% 12/1/26	570,000	686,742
5% 12/1/27	275,000	328,944
5% 12/1/28	275,000	326,585
5% 12/1/43	1,000,000	1,152,340
Rochester Gen. Oblig. Series 2012 A, 5% 2/1/23	4,400,000	5,331,128
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	4,000,000	4,457,040
(Mayo Foundation Proj.) Series 2006, 5% 11/15/36	2,000,000	2,082,660
(Olmsted Med. Ctr. Proj.) Series 2013:
5% 7/1/17	650,000	706,284
5% 7/1/18	685,000	761,823
5% 7/1/21	790,000	918,715
5% 7/1/22	350,000	408,083
5% 7/1/24	300,000	353,061
5% 7/1/27	245,000	281,476
5% 7/1/28	225,000	255,854
5% 7/1/33	1,225,000	1,367,504
Bonds:
(Mayo Clinic Proj.):
Series 2011, 4%, tender 11/15/18 (a)	2,475,000	2,714,927
Series B, 4%, tender 11/15/18 (a)	3,000,000	3,290,820
(Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	1,100,000	1,284,459
Saint Cloud Health Care Rev.:
(CentraCare Health Sys. Proj.) Series 2010 A, 5.125% 5/1/30	5,000,000	5,686,050
Series 2014 B, 5% 5/1/22	1,950,000	2,320,091
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	1,500,000	1,598,520
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	2,006,940
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Port Auth. Lease Rev.: - continued
(Regions Hosp. Package Proj.) Series 2007-1:
5% 8/1/15	$ 480,000	$ 483,206
5% 8/1/16	500,000	511,395
Series 2013, 5% 12/1/21	4,900,000	5,859,616
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,207,010
5% 11/1/28	1,000,000	1,180,920
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/23	1,895,000	2,281,012
5% 9/1/24	1,000,000	1,216,900
5% 9/1/25	1,345,000	1,615,399
5% 9/1/26	575,000	684,773
5% 9/1/28	1,000,000	1,184,520
5% 9/1/34	1,000,000	1,150,510
Shakopee Independent School District #720:
Series 2012, 5% 2/1/21	1,000,000	1,187,580
Series 2013 A:
5% 2/1/19	2,940,000	3,354,628
5% 2/1/22	1,700,000	2,043,978
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,210,000	5,909,312
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	13,197,425
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165,000	2,347,607
Series 2009 A:
5.25% 1/1/30	2,000,000	2,254,900
5.5% 1/1/24	500,000	574,915
0% 1/1/18 (AMBAC Insured)	125,000	121,558
Spring Lake Park Independent School District #16 Series 2006 A, 5% 2/1/29 (Pre-Refunded to 2/1/16 @ 100)	4,000,000	4,135,240
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C:
5.5% 7/1/17	535,000	586,660
5.75% 7/1/30	3,715,000	4,191,635
Series 2009, 5.75% 7/1/39	9,000,000	10,378,800
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Allina Health Sys. Proj.):
Series 2007 A:
5% 11/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 240,000	$ 246,989
5% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,321,004
Series 2009 A1, 5.25% 11/15/29	3,000,000	3,459,360
(HealthPartners Oblig. Group Proj.) Series 2006:
5% 5/15/15	250,000	251,410
5% 5/15/16	345,000	362,216
5.25% 5/15/17	590,000	632,775
5.25% 5/15/26	1,000,000	1,073,010
5.25% 5/15/36	1,000,000	1,061,810
Series 2007 A, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,906,056
Series 2009 A2, 5.5% 11/15/24	2,000,000	2,365,820
Univ. of Minnesota Gen. Oblig.:
Series 2009 A:
5% 4/1/23	200,000	228,738
5.125% 4/1/34	1,000,000	1,125,290
5.25% 4/1/29	1,000,000	1,147,080
Series 2009 C, 5% 12/1/21	1,000,000	1,150,400
Series 2011 D:
5% 12/1/23	1,180,000	1,422,584
5% 12/1/26	1,020,000	1,226,132
5% 12/1/36	1,000,000	1,137,370
Univ. of Minnesota Spl. Purp. Rev.:
(Biomedical Science Research Facilities Fdg. Prog.) Series 2013 C, 5% 8/1/38	5,275,000	6,051,322
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,495,585
(State Supported Stadium Proj.) Series 2006:
5% 8/1/20	6,625,000	7,032,703
5% 8/1/29	4,000,000	4,220,320
Series 2010 A, 5% 8/1/25	1,800,000	2,143,764
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	449,618
West Saint Paul Independent School District #197 Series 2012 A, 4% 2/1/24	3,530,000	3,946,858
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 1977 A, 6.375% 1/1/16 (Escrowed to Maturity)	$ 170,000	$ 177,818
Series 2012 A:
5% 1/1/26	5,000,000	5,952,500
5% 1/1/27	2,150,000	2,537,839
5% 1/1/30	1,000,000	1,161,240
Series 2014 A:
5% 1/1/31	1,750,000	2,063,058
5% 1/1/40	1,500,000	1,732,920
5% 1/1/46	10,000,000	11,511,200
		494,978,129
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	1,000,000	1,112,390
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $475,062,983)	500,836,825
NET OTHER ASSETS (LIABILITIES) - 1.8%	9,178,826
NET ASSETS - 100%	$ 510,015,651
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $475,046,322. Net unrealized appreciation aggregated $25,790,503, of which $25,960,738 related to appreciated investment securities and $170,235 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ohio
Municipal Income Fund

March 31, 2015

1.814656.110

OFR-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount	Value
Guam - 0.8%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,656,160
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (b)	950,000	1,046,967
6.25% 10/1/34 (b)	900,000	1,079,154
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,191,510
		4,973,791
Ohio - 97.4%
Akron Bath Copley Hosp. District Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 2012, 5% 11/15/22	1,000,000	1,163,450
Series 2012, 5% 11/15/23	3,245,000	3,819,397
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,863,000
American Muni. Pwr., Inc. Rev.:
(AMP Freemont Energy Ctr. Proj.) Series 2012 B, 5.25% 2/15/26	6,875,000	8,117,931
(Amp Freemont Energy Ctr. Proj.) Series 2012:
5% 2/15/25	4,000,000	4,662,920
5.25% 2/15/28	8,040,000	9,355,183
(Prairie State Energy Campus Proj.) Series 2015:
5% 2/15/28	3,995,000	4,653,456
5% 2/15/42	3,000,000	3,384,240
5% 2/15/38	240,000	259,260
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,154,390
5% 12/1/37	1,095,000	1,213,808
Beavercreek City School District Series 2015:
5% 12/1/28	1,500,000	1,805,535
5% 12/1/29	1,500,000	1,792,800
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,154,940
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	2,800,000	2,938,292
5% 6/1/17	3,240,000	3,515,627
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	325,000	328,432
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	6,099,428
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Butler County Hosp. Facilities Rev.: - continued
(UC Health Proj.) Series 2010, 5.5% 11/1/40	$ 3,025,000	$ 3,528,965
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,477,291
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,128,721
Cincinnati City School District Ctfs. of Prtn. (Cincinnati City School District School Impt. Proj.) 5% 12/15/26	4,000,000	4,750,280
Cincinnati Gen. Oblig.:
Series 2009 A:
4.5% 12/1/29	500,000	550,405
5% 12/1/20	1,240,000	1,425,417
Series 2012 F:
5% 12/1/20	3,045,000	3,593,344
5% 12/1/21	2,765,000	3,305,862
Cincinnati Wtr. Sys. Rev.:
Series A, 5% 12/1/36	1,700,000	1,956,989
Series B, 5% 12/1/32	6,500,000	7,125,170
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,742,095
Cleveland Gen. Oblig.:
Series 2005, 5.5% 10/1/20 (AMBAC Insured)	7,350,000	8,678,072
Series 2012, 5% 12/1/25	2,350,000	2,735,494
Series C:
5.25% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,288,375
5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,358,142
5.25% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,210,000	1,446,858
5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,278,041
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,202,290
Cleveland Muni. School District Series 2013:
5% 12/1/24	1,255,000	1,460,870
5% 12/1/26	4,060,000	4,677,323
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	3,040,000	3,313,965
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,255,251
5% 6/1/25	2,500,000	2,928,075
5% 6/1/26	3,075,000	3,587,018
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cleveland Wtr. Rev. Series 2012 X, 5% 1/1/42	$ 5,465,000	$ 6,163,208
Cleveland Wtrwks. Rev. Series 2007 O, 5% 1/1/37	3,200,000	3,393,216
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,723,240
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 5% 12/1/29 (Pre-Refunded to 12/1/19 @ 100)	1,000,000	1,147,970
Columbus Gen. Oblig.:
Series 2012 A, 4% 2/15/27	10,000,000	11,087,400
Series 2014 A, 4% 2/15/28	5,000,000	5,533,850
Columbus Metropolitan Library Facility 5% 12/1/23	1,000,000	1,188,060
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,320,519
5% 8/1/27	1,200,000	1,382,772
Cuyahoga County Gen. Oblig. Series 2012 A:
4% 12/1/27	1,575,000	1,713,521
5% 12/1/25	765,000	895,999
Dayton Gen. Oblig.:
4% 12/1/22	750,000	838,290
4% 12/1/25	1,540,000	1,692,568
Dayton School District Series 2013, 5% 11/1/22	5,775,000	6,918,970
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,382,250
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/22	1,225,000	1,368,521
4% 12/1/23	1,395,000	1,549,134
4% 12/1/24	1,490,000	1,634,962
Forest Hills Local School District Series 2015, 5% 12/1/46	5,000,000	5,728,700
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,522,700
5% 12/1/26	3,045,000	3,671,478
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	5,683,900
Series A:
5% 11/1/15	260,000	267,114
5% 11/1/16	265,000	283,704
Greater Cleveland Reg'l. Transit Auth. Series 2012:
5% 12/1/23	1,000,000	1,192,390
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Greater Cleveland Reg'l. Transit Auth. Series 2012: - continued
5% 12/1/24	$ 1,800,000	$ 2,136,384
5% 12/1/25	1,170,000	1,379,863
Hamilton City School District Series 2015:
3.5% 12/1/31	1,500,000	1,502,400
5% 12/1/26	1,500,000	1,805,535
5% 12/1/28	1,550,000	1,830,876
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,156,470
5% 12/1/27	3,825,000	4,388,805
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,121,692
Hamilton County Health Care Facilities Rev.:
(Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	3,000,000	3,542,070
(The Christ Hosp. Proj.) Series 2012, 5.25% 6/1/27	3,000,000	3,473,820
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2014 S, 5% 5/15/26	5,000,000	6,031,400
Hamilton County Sales Tax Rev. Series 2011 A, 5% 12/1/24	4,870,000	5,622,318
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,795,650
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,600
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A:
5% 12/1/21	1,500,000	1,688,220
6.25% 12/1/34	4,100,000	4,993,636
Hilliard Gen. Oblig. 5% 12/1/18	235,000	242,527
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	1,500,000	1,682,625
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	4,100,000	4,670,761
5% 5/1/28 (Assured Guaranty Corp. Insured)	5,000,000	5,660,000
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,129,040
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,255,602
Series 2012 A:
5% 5/1/24	1,385,000	1,611,240
5% 5/1/25	1,500,000	1,739,745
5% 5/1/26	1,600,000	1,843,408
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/16	$ 1,260,000	$ 1,334,353
5% 8/15/17	1,000,000	1,082,770
Lakewood City School District Series 2014 C:
5% 12/1/25	1,300,000	1,595,932
5% 12/1/27	3,215,000	3,875,940
Lancaster Ohio City School District Series 2012:
5% 10/1/37	2,000,000	2,243,620
5% 10/1/49	3,000,000	3,306,540
Lucas County Hosp. Rev.:
(ProMedica Healthcare Oblig. Group Proj.):
Series 2008 D, 5% 11/15/38	1,090,000	1,198,717
Series 2011 A, 6.5% 11/15/37	2,800,000	3,519,852
Series 2011 D:
5% 11/15/22	1,000,000	1,183,680
5% 11/15/25	5,000,000	5,918,400
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	7,358,670
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,109,160
Miami Univ. Gen. Receipts Series 2012, 4% 9/1/28	2,195,000	2,367,088
Miamisburg City School District:
Series 2008, 5% 12/1/33	2,390,000	2,675,342
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,598,356
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,315,240
Series 2012 A, 5% 8/1/47	10,725,000	11,350,160
Milford Exempt Village School District:
Series 20015, 3.5% 12/1/31	500,000	500,410
Series 2015, 5% 12/1/28	1,400,000	1,665,048
5.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	5,000,000	5,752,250
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 D, 6.25% 10/1/33	2,500,000	2,886,175
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	2,062,860
North Olmsted City School District Series 2015 A:
5% 12/1/26	665,000	797,621
5% 12/1/27	220,000	261,609
5% 12/1/28	365,000	429,996
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
North Olmsted City School District Series 2015 A: - continued
5% 12/1/29	$ 500,000	$ 585,250
5% 12/1/30	750,000	872,858
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,247,599
Northmont City School District Series 2012 A, 5% 11/1/49	5,000,000	5,464,250
Ohio Air Quality Dev. Auth. Rev.:
Bonds (FirstEnergy Nuclear Generation Proj.) Series 2008 C, 3.95%, tender 5/1/20 (a)(b)	2,000,000	2,114,920
Series 2009 C, 5.625% 6/1/18	2,600,000	2,874,742
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	1,790,000	2,067,217
Series 2010 A, 5% 10/1/24	6,030,000	7,069,632
Ohio Gen. Oblig.:
(Adult Correctional Bldg. Fund Proj.) Series 2013 A:
5% 10/1/21	845,000	1,011,178
5% 10/1/22	1,090,000	1,319,064
(Mental Health Facilities Impt. Fund Proj.) Series 2013 A, 5% 2/1/21	2,085,000	2,466,451
Series 2011, 5.25% 9/1/23	2,000,000	2,397,000
Series 2012 A:
5% 2/1/26	1,000,000	1,198,240
5% 2/1/27	5,000,000	5,968,050
Series 2012 B:
5% 9/1/21	1,390,000	1,672,754
5% 3/15/25	7,500,000	9,024,300
Series 2012 C, 5% 9/1/23	1,000,000	1,233,570
Series 2013 A, 5% 9/15/22	10,000,000	12,203,691
Series Q, 5% 4/1/25	1,845,000	2,222,450
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 1990 B, 6.5% 10/1/20	2,335,000	2,646,886
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,789,017
5.5% 1/1/43	3,500,000	3,841,180
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,042,440
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	3,094,960
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/23	2,500,000	2,874,950
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Univ. of Dayton Proj.):
Series 2009, 5.5% 12/1/36	$ 5,000,000	$ 5,635,450
Series 2013:
5% 12/1/23	540,000	643,113
5% 12/1/24	585,000	693,090
5% 12/1/25	1,000,000	1,179,400
5% 12/1/26	1,195,000	1,402,990
5% 12/1/27	2,300,000	2,681,133
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,186,200
5% 5/1/28	1,000,000	1,162,410
5% 5/1/29	855,000	986,661
5% 5/1/31	1,005,000	1,147,660
Ohio Hosp. Facilities Rev.:
(Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,944,440
Series 2011 A, 5% 1/1/32	3,500,000	3,965,395
Ohio Hosp. Rev. Series 2013 A, 5% 1/15/27	5,000,000	5,764,300
Ohio Infrastructure Impt.:
Series 2014 C, 4% 3/1/25	7,650,000	8,620,097
5.375% 9/1/23	370,000	415,288
5.375% 9/1/23 (Pre-Refunded to 3/1/18 @ 100)	800,000	902,136
5.375% 9/1/28	4,560,000	5,086,224
5.375% 9/1/28 (Pre-Refunded to 3/1/18 @ 100)	2,650,000	2,988,326
Ohio State Univ. Gen. Receipts:
Series 2009 A, 5% 12/1/26	2,000,000	2,269,080
Series 2012 A:
4% 6/1/27	1,270,000	1,438,732
5% 6/1/24	1,690,000	2,098,051
Series 2013 A:
5% 6/1/28	2,000,000	2,357,280
5% 6/1/38	3,500,000	3,986,955
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	3,106,200
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,561,120
Series 2010 A, 5% 2/15/31	5,475,000	6,170,599
Ohio Univ. Gen. Receipts Athens:
Series 2013:
5% 12/1/23	1,000,000	1,201,070
5% 12/1/24	5,075,000	6,083,555
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,303,395
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Univ. Gen. Receipts Athens: - continued
Series B, 5% 12/1/31 (FSA Insured)	$ 3,540,000	$ 3,758,099
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (a)	1,020,000	1,073,581
Ohio Wtr. Dev. Auth. Rev.:
(Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,287,544
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,465,931
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity)	400,000	415,212
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Wtr. Quality Proj.) Series 2010 A:
5% 12/1/29	2,000,000	2,309,080
5% 6/1/30	1,000,000	1,150,650
Princeton City School District Series 2014:
0% 12/1/40	4,000,000	1,530,600
0% 12/1/41	4,000,000	1,466,680
5% 12/1/39	2,750,000	3,165,553
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/17	1,250,000	1,205,850
5% 12/1/32	1,500,000	1,653,240
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,962,232
South-Western City School District Franklin & Pickway County Series 2012 B, 5% 12/1/36	2,000,000	2,259,820
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,253,128
St. Marys City School District 5% 12/1/35 (Pre-Refunded to 12/1/35 @ 100)	2,190,000	2,387,407
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	1,957,250
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,618,483
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,129,600
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,857,491
Univ. of Akron Gen. Receipts Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,305,520
Univ. of Cincinnati Gen. Receipts:
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,122,480
5% 6/1/23 (FSA Insured)	2,000,000	2,244,960
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Univ. of Cincinnati Gen. Receipts: - continued
Series 2008 C:
5% 6/1/24 (FSA Insured)	$ 2,000,000	$ 2,243,640
Series 2010 F, 5% 6/1/32	2,000,000	2,268,000
Series 2012 A: - continued
5% 6/1/22	2,000,000	2,417,700
5% 6/1/23	2,000,000	2,399,880
Series 2012 C:
4% 6/1/28	2,000,000	2,154,380
5% 6/1/24	1,230,000	1,479,247
Series 2013 A:
5% 6/1/33	4,085,000	4,707,513
5% 6/1/34	5,130,000	5,891,651
Wood County Hosp. Facilities Rev. (Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,845,030
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/23	2,665,000	3,088,948
		594,417,693
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,124,100
Series 2009 A, 6.75% 10/1/37	1,000,000	1,159,560
Series 2009 B, 5% 10/1/25	1,000,000	1,112,390
		3,396,050
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $564,789,714)	602,787,534
NET OTHER ASSETS (LIABILITIES) - 1.3%	7,713,526
NET ASSETS - 100%	$ 610,501,060
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $564,766,584. Net unrealized appreciation aggregated $38,020,950, of which $38,322,243 related to appreciated investment securities and $301,293 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments March 31, 2015 (Unaudited) Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Municipal Income Fund

March 31, 2015

1.815010.110

HIY-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/32 (a)	$ 3,500	$ 3,560
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	5,600	5,683
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	3,437
		12,680
Arizona - 1.9%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	2,670	3,015
5.25% 10/1/20 (FSA Insured)	8,000	9,205
5.25% 10/1/26 (FSA Insured)	2,570	2,946
5.25% 10/1/28 (FSA Insured)	8,345	9,509
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	2,000	2,146
Series 2007 B, 0.967% 1/1/37 (d)	3,000	2,698
Series 2008 D:
5.5% 1/1/38	12,000	13,183
6% 1/1/27	2,600	2,922
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	5,800	6,755
Glendale Gen. Oblig. Series 2015, 4% 7/1/20 (FSA Insured)	2,600	2,871
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,783
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	1,580	1,778
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity)	1,165	1,226
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,600	4,037
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	4,800	5,305
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	15,659
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C:
5% 7/1/22	1,000	1,194
5% 7/1/23	2,000	2,378
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/22	$ 1,500	$ 1,774
Series 2012 A:
5% 7/1/24	1,140	1,366
5% 7/1/26	1,000	1,187
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	4,153
5.5% 12/1/29	7,900	9,679
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	845	938
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	3,000	3,794
		111,501
California - 17.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	3,340
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	2,472
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	6,350	7,464
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	3,623
California Econ. Recovery Series 2009 A, 5% 7/1/22	7,500	7,944
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.) Series 2001 A:
0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,140	2,109
0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,986
0% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,584
0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,078
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (d)	22,700	24,245
Series 2007, 5.625% 5/1/20	120	120
5% 3/1/19	1,800	2,019
5% 8/1/19	8,310	8,958
5% 8/1/20	5,355	5,771
5% 10/1/22	2,300	2,680
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 11/1/22	$ 3,100	$ 3,435
5% 12/1/22	6,800	7,559
5% 11/1/24	1,600	1,771
5% 3/1/26	5,100	5,300
5% 9/1/27	10,500	11,135
5% 9/1/31	22,500	23,822
5% 9/1/32	24,995	26,445
5% 9/1/33	19,115	20,210
5% 9/1/35	4,050	4,273
5.25% 9/1/23	24,300	29,693
5.25% 12/1/33	160	161
5.25% 4/1/35	12,000	14,011
5.25% 3/1/38	9,000	9,977
5.25% 11/1/40	3,200	3,751
5.5% 8/1/27	14,700	16,792
5.5% 4/1/28	10	10
5.5% 8/1/29	9,850	11,217
5.5% 4/1/30	5	5
5.5% 3/1/40	5,900	6,914
5.6% 3/1/36	2,550	3,020
5.75% 4/1/31	5,020	5,872
6% 3/1/33	23,800	29,007
6% 4/1/38	19,600	23,302
6% 11/1/39	10,020	12,157
6.5% 4/1/33	7,900	9,583
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	1,115	1,128
Series 2008 L, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	2,555	2,586
Series 2009 E, 5.625% 7/1/25	10,000	11,641
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	7,887
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	12,500	14,949
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/27	6,730	7,949
5% 6/1/28	6,175	7,233
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	$ 4,575	$ 4,693
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	6,000	6,046
(Monterey Bay Campus Library Proj.) Series 2009 D, 6.25% 4/1/34	7,280	8,663
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,808
5% 3/1/22	1,695	1,834
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,825	3,355
(Univ. Proj.) Series 2011 B, 5.25% 10/1/26	2,515	3,026
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/27	10,000	11,732
5.25% 10/1/26	5,000	5,999
Series 2012 A:
5% 4/1/25	4,700	5,545
5% 4/1/26	13,495	15,827
Series 2012 G, 5% 11/1/25	4,000	4,759
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	4,100	4,923
5% 12/1/23	7,355	8,811
Series 2005 B:
5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,617
5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	2,937
Series 2005 H:
5% 6/1/17	5,000	5,038
5% 6/1/18	10,300	10,377
Series 2009 G1, 5.75% 10/1/30	2,500	2,958
Series 2009 I:
6.125% 11/1/29	1,600	1,943
6.375% 11/1/34	4,600	5,586
Series 2010 A, 5.75% 3/1/30	4,900	5,801
California State Univ. Rev. Series 2009 A, 6% 11/1/40	5,000	5,919
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,000	5,620
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	11,700	14,024
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 9,380	$ 9,495
Encinitas Union School District Series 1996:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,146
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	2,439
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	1,300	1,501
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	22,145	22,319
5% 6/1/45	5,305	5,347
5% 6/1/45 (FSA Insured)	445	448
Long Beach Unified School District Series A:
5.5% 8/1/28	3,810	4,485
5.5% 8/1/29	2,000	2,354
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,018
5% 9/1/19 (AMBAC Insured)	2,545	2,590
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/23	5,335	6,340
5% 3/1/27	2,000	2,307
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	9,715	11,491
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,000	3,396
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	2,616
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,555
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	3,368
Oakland Gen. Oblig.:
Series 2009 B, 6% 1/15/34	2,500	2,930
Series 2012:
5% 1/15/26	4,535	5,292
5% 1/15/28	4,345	5,014
5% 1/15/29	5,370	6,178
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/22	2,320	2,728
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	$ 4,190	$ 4,760
5% 2/1/24	8,200	9,490
Port of Oakland Rev.:
Series 2007 B, 5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	7,730
Series 2012 P:
5% 5/1/23 (g)	6,455	7,624
5% 5/1/24 (g)	9,900	11,601
Series C, 5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,650	7,349
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	2,557
Series B:
0% 8/1/37	7,800	3,201
0% 8/1/38	10,200	4,004
0% 8/1/39	20,100	7,563
0% 8/1/40	3,000	1,068
0% 8/1/41	13,610	4,523
Poway Unified School District Pub. Fing.:
5% 9/1/26 (c)	1,275	1,513
5% 9/1/29 (c)	2,650	3,058
5% 9/1/31 (c)	1,200	1,370
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	4,200	2,736
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/26	10,000	12,022
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,800	3,199
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/25	10,425	12,251
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	3,600	1,690
0% 7/1/39	9,650	3,566
0% 7/1/41	21,370	7,237
Series 2008 E:
0% 7/1/47 (a)	7,400	3,796
0% 7/1/49	25,500	5,863
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2014 A, 5% 5/1/44 (g)	$ 12,800	$ 14,229
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,859
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	4,610	5,478
5% 6/1/30	16,190	18,823
5% 6/1/31	11,785	13,627
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	6,375	7,390
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	5,150	5,843
Series 2010 B, 0% 8/1/47	18,400	4,667
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	3,963
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000	10,995
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,560
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	490	497
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	45,225	49,648
Union Elementary School District:
Series A, 0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,624
Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,251
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	4,000	4,493
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series B:
5.5% 5/15/15 (AMBAC Insured)	1,890	1,893
5.5% 5/15/17 (AMBAC Insured)	2,545	2,548
Series 2009 O:
5.25% 5/15/39 (Pre-Refunded to 5/15/39 @ 100)	2,400	2,735
5.75% 5/15/30 (Pre-Refunded to 5/15/19 @ 100)	12,000	14,256
Ventura County Cmnty. College District Series C, 5.5% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	5,100	5,873
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/38	$ 4,500	$ 5,356
Washington Township Health Care District Rev.:
Series 2007 A:
5% 7/1/18	1,185	1,278
5% 7/1/27	1,840	1,970
Series 2009 A, 5.75% 7/1/24	1,750	2,007
Series 2010 A, 5.5% 7/1/38	3,815	4,107
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	3,850	4,403
Series 2012:
5% 8/1/24	3,625	4,365
5% 8/1/25	10,000	11,958
		1,012,853
Colorado - 0.8%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	5,800	5,321
0% 7/15/22 (Escrowed to Maturity)	15,700	13,445
Colorado Health Facilities Auth. Rev. (Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,218
5% 9/1/22	1,500	1,640
Denver City & County Arpt. Rev.:
Series 2007 E, 5% 11/15/32 (AMBAC Insured)	2,500	2,727
Series 2011 A, 5% 11/15/15 (g)	3,000	3,085
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,489
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	10,624
Series 2010 A, 0% 9/1/41	9,600	3,355
Series 2010 C, 5.375% 9/1/26	1,000	1,155
		46,059
District Of Columbia - 1.4%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	8,140	9,753
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/17 (FSA Insured)	1,700	1,873
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
Series B, 4.75% 6/1/32	$ 2,200	$ 2,407
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41 (Pre-Refunded to 10/1/17 @ 100)	23,535	26,374
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/33 (Assured Guaranty Corp. Insured)	15,000	6,891
0% 10/1/34 (Assured Guaranty Corp. Insured)	15,000	6,557
0% 10/1/35 (Assured Guaranty Corp. Insured)	33,975	14,150
0% 10/1/39 (Assured Guaranty Corp. Insured)	5,030	1,724
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A:
5.125% 7/1/32	1,000	1,130
5.25% 7/1/27	4,390	5,059
5.25% 7/1/28	3,000	3,448
		79,366
Florida - 11.1%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6.05% 11/15/16 (Escrowed to Maturity)	2,045	2,113
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,739
Brevard County School Board Ctfs. of Prtn.:
Series 2007 B:
5% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	1,365	1,498
5% 7/1/25 (Pre-Refunded to 7/1/17 @ 100)	3,540	3,885
Series 2015 C:
5% 7/1/25	2,000	2,453
5% 7/1/26	1,000	1,215
5% 7/1/28	1,745	2,073
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/25	5,215	6,097
Broward County School Board Ctfs. of Prtn.:
Series 2007 A:
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,660	4,000
5% 7/1/19 (Pre-Refunded to 7/3/17 @ 100)	3,700	4,057
Series 2012 A:
5% 7/1/23	21,020	24,787
5% 7/1/27	5,695	6,576
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn.: - continued
Series 2015 A:
5% 7/1/24	$ 1,915	$ 2,326
5% 7/1/26	7,200	8,687
Series 2015 B:
5% 7/1/24	1,940	2,356
5% 7/1/25	2,355	2,872
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	8,500	9,615
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	7,500	7,901
Series 2011 A1:
5% 6/1/19	1,715	1,954
5% 6/1/20	3,000	3,484
Series 2012 A1, 5% 6/1/21	8,400	9,918
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	24,450	29,314
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,033
5.25% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,347
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	12,400	14,536
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	4,500	4,922
Series 2011 E, 5% 6/1/24	6,600	7,816
Series 2011 F, 5% 6/1/23	6,070	7,196
Series A, 5.5% 6/1/38	2,000	2,279
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,069
5% 10/1/17	2,130	2,179
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,399
5% 7/1/18	3,320	3,359
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	5,700	6,518
Florida Gen. Oblig.:
Series 2008 A, 5.25% 7/1/37	3,000	3,296
Series 2011 B, 5% 7/1/23	10,175	12,160
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	$ 3,100	$ 3,650
Series 2009 A, 6.25% 10/1/31	3,000	3,610
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	1,950	1,958
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	1,010	1,013
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/15 (Escrowed to Maturity)	1,000	1,030
5% 11/15/17 (Pre-Refunded to 11/16/15 @ 100)	1,200	1,236
5% 11/15/22 (Pre-Refunded to 11/16/15 @ 100)	1,000	1,030
Series 2005 B:
5% 11/15/15 (Escrowed to Maturity)	125	129
5% 11/15/15 (Escrowed to Maturity)	875	901
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	150	154
5% 11/15/16 (Pre-Refunded to 11/16/15 @ 100)	1,040	1,071
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	485	499
Series 2006 G:
5% 11/15/15	965	993
5% 11/15/15 (Escrowed to Maturity)	35	36
5% 11/15/16	1,020	1,093
5.125% 11/15/17	2,750	2,949
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100)	95	102
5.125% 11/15/18	965	1,035
5.125% 11/15/19	1,930	2,072
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100)	70	75
Series 2008 B, 6% 11/15/37	11,000	13,006
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	2,090
5% 7/1/18	2,125	2,307
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	8,525	8,990
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	4,900	6,333
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/24	5,500	6,609
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured)	$ 1,000	$ 1,170
5% 6/1/28 (FSA Insured)	1,000	1,159
5% 6/1/30 (FSA Insured)	1,650	1,890
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (g)	5,260	5,831
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012, 5% 11/15/23	2,000	2,358
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,022
Miami-Dade County Aviation Rev.:
Series 2010 A:
5.375% 10/1/41	5,800	6,546
5.5% 10/1/30	3,000	3,527
Series 2012 A:
5% 10/1/23 (g)	7,500	8,797
5% 10/1/24 (g)	9,050	10,547
5% 10/1/30 (g)	6,095	6,846
5% 10/1/31 (g)	2,500	2,784
Series 2014 A:
5% 10/1/28 (g)	4,000	4,646
5% 10/1/36 (g)	12,000	13,485
5% 10/1/37	10,300	11,681
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	3,750	4,368
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	1,900	2,110
Series 2014 B:
5% 7/1/26	2,500	2,949
5% 7/1/27	1,750	2,044
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A:
5% 8/1/17 (AMBAC Insured)	3,500	3,837
5% 8/1/18 (AMBAC Insured)	4,000	4,497
5% 8/1/20 (AMBAC Insured)	2,500	2,785
5% 8/1/21 (AMBAC Insured)	5,095	5,673
5% 8/1/22 (AMBAC Insured)	3,325	3,701
Series 2011 B, 5.625% 5/1/31	6,600	7,817
Series 2015 A:
5% 5/1/26	5,500	6,631
5% 5/1/28	17,710	20,821
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/24	$ 2,255	$ 2,709
5% 7/1/42	1,900	2,154
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (Pre-Refunded to 10/1/15 @ 100)	1,000	1,025
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,488
5.25% 12/1/37 (AMBAC Insured)	1,365	1,497
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	5,030	5,761
Series 2012 A, 5% 10/1/42	14,700	15,925
Series 2012 B, 5% 10/1/42	5,900	6,392
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	5,156
Orange County School Board Ctfs. of Prtn.:
Series 2015 C, 5% 8/1/30	8,500	10,058
Series A, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,940	2,985
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	2,500	2,998
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B, 5% 10/1/33	3,700	4,154
Series 2012 A:
5% 10/1/23	2,300	2,851
5% 10/1/25	1,100	1,391
Series 2013 A, 5% 10/1/25	4,800	6,069
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/22	670	778
5% 12/1/23	1,000	1,164
5% 12/1/24	750	876
5% 12/1/25	500	580
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
4% 8/1/20	5,000	5,597
5% 8/1/20	6,010	7,033
5% 8/1/24	3,500	4,240
Series 2015 D:
5% 8/1/28 (c)	4,035	4,750
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County School Board Ctfs. of Prtn.: - continued
Series 2015 D:
5% 8/1/29 (c)	$ 13,665	$ 16,009
5% 8/1/30 (c)	14,105	16,429
5% 8/1/31 (c)	14,165	16,418
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	11,100	13,238
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev.:
5% 10/1/30 (Pre-Refunded to 10/1/15 @ 100)	900	921
5% 10/1/30 (Pre-Refunded to 10/1/15 @ 100)	2,205	2,258
Plant City Util. Sys. Rev. 6% 10/1/15 (Escrowed to Maturity)	495	509
Polk County Pub. Facilities Rev. 5% 12/1/33 (Pre-Refunded to 12/1/15 @ 100)	2,000	2,064
Port Orange Gen. Oblig. 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015	2,099
Seminole County School Board Ctfs. of Prtn. Series 2005 A:
5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,664
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,764
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A, 6.25% 4/1/39	3,300	3,721
Series 2010:
5% 10/1/25	4,140	4,719
5.25% 10/1/34	3,500	3,928
St. Johns County School Board 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,480
St. Petersburg Pub. Util. Rev. Series 2009 A, 5.5% 10/1/37	7,000	8,216
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (Escrowed to Maturity)	985	1,024
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/23	8,080	9,360
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/22	2,300	2,733
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690	2,722
5.25% 7/1/16 (AMBAC Insured)	2,830	2,863
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/25	$ 1,775	$ 2,127
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	2,041
		647,460
Georgia - 3.4%
Atlanta Wtr. & Wastewtr. Rev.:
Series 2009 A:
6% 11/1/25 (Pre-Refunded to 11/1/19 @ 100)	9,785	11,866
6.25% 11/1/39 (Pre-Refunded to 11/1/19 @ 100)	10,800	13,217
5% 11/1/27	1,000	1,216
5% 11/1/30	2,500	2,973
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (d)	8,100	8,230
2.2%, tender 4/2/19 (d)	3,000	3,068
2.2%, tender 4/2/19 (d)	300	307
2.2%, tender 4/2/19 (d)	6,500	6,650
2.2%, tender 4/2/19 (d)	4,100	4,193
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	10,200	9,118
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	7,745	8,692
6.125% 9/1/40	9,310	10,273
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	3,000	3,480
5.25% 10/1/41	5,600	6,471
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/23	1,500	1,772
5% 1/1/24	6,500	7,642
Georgia Gen. Oblig. Series 2007 E, 5% 8/1/22	575	632
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	7,700	9,156
Series GG, 5% 1/1/22	4,000	4,784
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	3,425	4,025
5% 10/1/23	4,000	4,773
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	2,204
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	$ 8,500	$ 9,772
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014:
5% 4/1/25	3,500	3,977
5% 4/1/30	1,200	1,329
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity)	5,615	5,020
Series C, 0% 12/1/21 (Escrowed to Maturity)	19,400	17,343
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	13,550	15,268
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	18,045	16,131
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,723
		195,305
Hawaii - 0.2%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,430	1,446
5.25% 7/1/18 (Pre-Refunded to 7/1/16 @ 100) (g)	3,205	3,394
State of Hawaii Dept. of Trans. Series 2013:
5.25% 8/1/24 (g)	2,000	2,375
5.25% 8/1/25 (g)	2,500	2,946
		10,161
Idaho - 0.3%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,355	5,094
6.75% 11/1/37	4,300	5,031
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	2,190	2,598
Series 2015 ID, 5% 12/1/25	2,750	3,355
		16,078
Illinois - 17.1%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,810	1,555
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Boone & Winnebago County Cmnty. Unit School District 200: - continued
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,950	$ 1,607
Chicago Board of Ed.:
Series 1999 A, 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,200	3,088
Series 2009 D, 4% 12/1/16	1,390	1,453
Series 2011 A, 5.5% 12/1/39	7,900	8,193
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,700	2,797
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,200	4,598
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/33 (AMBAC Insured)	2,100	2,102
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,445	1,446
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	435	437
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,950	13,512
Series 2008 C, 5% 1/1/34	1,500	1,511
Series 2009 A:
5% 1/1/22	3,400	3,602
5% 1/1/27 (FSA Insured)	5,200	5,599
Series 2011 A, 5% 1/1/40	11,260	11,281
Series 2012 A:
5% 1/1/33	15,200	15,425
5% 1/1/34	2,440	2,469
Series 2012 C, 5% 1/1/23	4,570	4,890
Series A, 5% 1/1/42 (AMBAC Insured)	40	40
5% 1/1/34	3,000	3,044
5% 1/1/35	15,000	15,190
5% 1/1/36	11,555	11,693
Chicago Midway Arpt. Rev. Series 2014 A:
5% 1/1/27 (g)	10,330	11,797
5% 1/1/28 (g)	14,950	16,915
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/16 (FSA Insured)	6,800	7,030
Series 2011 C, 6.5% 1/1/41	19,600	23,840
Series 2013 B, 5% 1/1/27	11,275	13,084
Series 2013 D, 5% 1/1/27	1,000	1,160
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/40	$ 7,700	$ 8,361
Series 2013 A:
5.5% 1/1/33	2,500	2,861
5.75% 1/1/38	5,600	6,482
Series 2014 B:
5% 1/1/26	1,500	1,719
5% 1/1/27	3,210	3,652
5% 1/1/28	2,500	2,822
Series 2014 C, 5% 1/1/26	1,865	2,137
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	13,000	15,024
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	2,600	2,766
Series 2008 A:
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	2,425	2,661
5.25% 6/1/25 (Assured Guaranty Corp. Insured)	3,495	3,799
5% 6/1/20 (AMBAC Insured)	5,610	5,980
5% 6/1/20 (Pre-Refunded to 12/1/16 @ 100)	1,390	1,494
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	7,555	7,434
Cook County Forest Preservation District:
(Ltd. Tax Proj.) Series 2012 B, 5% 12/15/37	2,500	2,770
Series 2012 A, 5% 11/15/22	2,000	2,347
Series 2012 C, 5% 12/15/37	1,000	1,108
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/33	19,775	21,840
Series 2010 G, 5% 11/15/25	3,400	3,823
Series 2012 C:
5% 11/15/24	9,400	10,766
5% 11/15/25	15,070	17,205
Series B, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,843
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	6,665	6,435
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A:
5.25% 5/1/25 (Pre-Refunded to 5/1/16 @ 100)	1,050	1,107
5.5% 5/1/23 (Pre-Refunded to 5/1/16 @ 100)	435	460
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.: - continued
Series 2006:
5.25% 5/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,950	$ 4,121
5.5% 5/1/23	2,565	2,688
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	3,995
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	29,680	24,943
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	3,860	4,024
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.):
Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	4,300	5,109
Series 2010 A, 5.5% 4/1/44	3,000	3,414
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	6,500	7,430
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	7,800	8,619
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	2,143
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	3,165	3,478
6% 2/1/28 (AMBAC Insured)	2,855	3,205
(Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	1,327
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	10,135
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	12,615	14,050
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	4,020	4,741
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	25,230	29,647
5.375% 5/15/30	6,100	7,035
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	13,500	15,449
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	8,200	9,958
Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	8,000	9,715
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37 (Pre-Refunded to 8/1/17 @ 100)	$ 19,325	$ 21,429
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,645	1,806
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	5,900	6,710
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/16 (Assured Guaranty Corp. Insured)	5,385	5,612
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	5,550	6,439
Series 2008 A:
5.625% 1/1/37	27,960	30,410
6% 2/1/24	300	338
6.25% 2/1/33 (AMBAC Insured)	300	337
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	7,605	9,265
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	430	533
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	15,955	19,872
Series 2010 A:
5.5% 8/15/24	2,900	3,298
5.75% 8/15/29	2,320	2,619
Series 2010:
5.25% 5/1/25	7,000	8,200
5.25% 8/15/36	695	740
Series 2012 A, 5% 5/15/22	2,120	2,474
Series 2012:
4% 9/1/32	7,460	7,126
5% 9/1/38	23,950	25,631
5% 11/15/43	4,395	4,777
Series 2013:
5% 11/15/28	2,875	3,315
5% 11/15/29	1,400	1,599
5% 5/15/43	10,000	10,633
5% 11/15/23	500	602
5% 11/15/27	3,160	3,744
5% 8/15/35 (c)	1,900	2,091
5% 8/15/44 (c)	2,700	2,936
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	$ 4,200	$ 4,623
5.5% 1/1/31	3,000	3,457
Series 2010:
5% 1/1/21 (FSA Insured)	2,600	2,895
5% 1/1/23 (FSA Insured)	6,600	7,268
Series 2012 A, 5% 1/1/33	4,700	4,930
Series 2012:
5% 8/1/19	2,500	2,777
5% 8/1/21	2,000	2,243
5% 3/1/23	4,000	4,440
5% 8/1/23	3,900	4,412
5% 3/1/35	2,000	2,096
5% 3/1/37	1,000	1,045
Series 2014:
5% 2/1/23	4,400	4,967
5.25% 2/1/30	9,000	10,013
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	3,309
(Lutheran Gen. Health Care Sys. Proj.) Series C, 6% 4/1/18	3,000	3,194
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	4,970
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	13,500	14,737
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
5% 6/15/19	2,900	2,927
5% 12/15/19	1,000	1,009
Kane & DeKalb Counties Cmnty. Unit School District #302 5.5% 2/1/25 (FSA Insured)	3,000	3,123
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	3,350	3,221
0% 12/1/17 (Escrowed to Maturity)	350	341
0% 12/1/21 (AMBAC Insured)	3,095	2,589
0% 12/1/21 (Escrowed to Maturity)	1,905	1,686
6.5% 1/1/20 (AMBAC Insured)	2,755	3,375
6.5% 1/1/20 (Escrowed to Maturity)	4,645	5,731
6.5% 1/1/20 (Escrowed to Maturity)	465	574
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	$ 585	$ 579
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,905	1,872
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	6,726
McHenry & Kane Counties Cmnty. Consolidated School District #158:
Series 2004, 0% 1/1/24 (FSA Insured)	4,300	3,235
0% 1/1/19	2,955	2,726
0% 1/1/19 (Escrowed to Maturity)	45	43
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	3,211
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	2,718
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,214
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,600	17,404
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,445	1,745
Series 2002 B, 5.5% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,189
Series 2010 B1:
0% 6/15/43 (FSA Insured)	45,400	12,120
0% 6/15/44 (FSA Insured)	53,800	13,666
0% 6/15/45 (FSA Insured)	27,900	6,742
0% 6/15/46 (FSA Insured)	6,250	1,437
0% 6/15/47 (FSA Insured)	16,540	3,615
Series 2012 B:
0% 12/15/41	17,400	5,009
0% 12/15/51	16,200	2,742
5% 6/15/52	17,900	19,323
Series A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,094
Series 1996 A, 0% 6/15/24	3,060	2,298
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155	1,957
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition: - continued
0% 6/15/15	$ 7,915	$ 7,908
0% 6/15/15 (Escrowed to Maturity)	1,730	1,729
Quincy Hosp. Rev. Series 2007:
5% 11/15/16	1,200	1,276
5% 11/15/18	1,000	1,100
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	555	614
5% 10/1/17 (Escrowed to Maturity)	745	825
5% 10/1/18	615	678
5% 10/1/18 (Pre-Refunded to 10/1/17 @ 100)	820	908
5% 10/1/20	550	606
5% 10/1/20 (Pre-Refunded to 10/1/17 @ 100)	740	819
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,270	15,861
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	7,158
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	4,288
Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	7,805	9,213
Series 2010 A:
5% 4/1/25	5,125	5,871
5.25% 4/1/30	3,200	3,669
Series 2013:
6% 10/1/42	4,600	5,431
6.25% 10/1/38	4,530	5,269
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	1,615	1,605
0% 11/1/16 (FSA Insured)	4,885	4,805
0% 11/1/17 (FSA Insured)	3,200	3,095
0% 11/1/19 (Escrowed to Maturity)	675	636
0% 11/1/19 (FSA Insured)	4,325	3,966
		996,963
Indiana - 3.5%
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	6,614
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29 (Pre-Refunded to 8/1/16 @ 100)	$ 2,510	$ 2,669
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (Pre-Refunded to 7/15/15 @ 100)	470	476
5% 7/15/24 (Pre-Refunded to 7/15/15 @ 100)	895	907
5.25% 7/15/17 (Pre-Refunded to 7/15/15 @ 100)	1,885	1,912
GCS School Bldg. Corp. One 5% 7/15/22 (Pre-Refunded to 7/15/15 @ 100)	1,545	1,566
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,900	31,869
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (d)(g)	3,500	3,576
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32	7,815	8,770
Series 2009 A, 5.25% 11/1/39	5,300	6,018
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	8,000	9,071
Series 2012:
5% 3/1/30	3,900	4,371
5% 3/1/41	7,070	7,729
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/26	2,545	2,993
Series 2015 A:
5% 10/1/30	4,820	5,650
5% 10/1/45	25,600	29,100
Series 2011 A, 5.25% 10/1/25	1,750	2,077
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	11,200	11,822
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) Series 1993, 7% 8/15/15 (FSA Insured)	435	445
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (d)	7,700	7,848
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/22	2,000	2,376
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A: - continued
5% 1/1/23	$ 1,800	$ 2,131
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	6,470	6,416
0% 6/1/18 (AMBAC Insured)	1,700	1,624
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/17 (AMBAC Insured) (g)	1,700	1,791
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,280
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 7/15/18	400	436
5% 1/15/30	24,540	28,033
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/24	1,150	1,328
5% 7/1/25	1,000	1,153
5% 7/1/26	1,325	1,526
5% 7/1/29	670	766
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 1/15/31 (Pre-Refunded to 1/15/17 @ 100)	5,560	6,049
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,287
		205,679
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	4,800	5,537
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	10,600	12,411
Leavenworth County Unified School District #453 Gen. Oblig. Series 2009 A, 5.25% 9/1/24 (Pre-Refunded to 9/1/19 @ 100)	1,575	1,851
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	4,700	4,774
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (Pre-Refunded to 8/1/15 @ 101)	1,200	1,235
6% 8/1/25 (Pre-Refunded to 8/1/15 @ 101)	1,100	1,132
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Topeka Combined Util. Impt. Rev. Series 2005 A: - continued
6% 8/1/27 (Pre-Refunded to 8/1/15 @ 101)	$ 1,235	$ 1,271
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18 (Escrowed to Maturity)	1,300	1,440
5% 11/15/17 (Escrowed to Maturity)	2,500	2,780
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A:
5% 9/1/23	1,860	2,188
5% 9/1/25	4,000	4,667
		33,749
Kentucky - 0.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/22	1,355	1,507
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/16	9,410	9,927
5% 8/15/17	3,650	3,967
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	4,000	4,567
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	5,000	5,491
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,900	3,395
5.75% 10/1/38	7,410	8,861
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	3,000	3,646
		41,361
Louisiana - 1.1%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	2,100	2,560
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,093
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,056
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007: - continued
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 15,500	$ 16,810
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2015 B:
5% 1/1/29 (g)	2,400	2,750
5% 1/1/30 (g)	2,000	2,277
5% 1/1/31 (g)	2,500	2,831
Series 2007 A, 5% 1/1/17 (FSA Insured) (g)	1,420	1,523
Series 2007 B2, 5% 1/1/16 (FSA Insured) (g)	1,000	1,034
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,827
5.25% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,561
Series 2012:
5% 12/1/22	8,645	9,725
5% 12/1/30	2,000	2,193
5% 12/1/31	1,000	1,090
5% 12/1/32	1,500	1,634
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/22	5,000	5,867
5% 5/15/23	1,300	1,535
		63,366
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/37 (Pre-Refunded to 7/1/17 @ 100)	9,060	9,993
Series 2009, 6% 7/1/38 (Pre-Refunded to 7/1/19 @ 100)	2,700	3,240
Series 2015:
5% 7/1/32 (c)	1,050	1,244
5% 7/1/36 (c)	2,600	3,048
		17,525
Maryland - 0.6%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	4,710	4,830
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,250	1,487
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/16 (CIFG North America Insured)	$ 1,000	$ 1,046
5% 6/1/19 (CIFG North America Insured)	1,500	1,575
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/40	2,000	2,193
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,090	5,475
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39	4,400	4,879
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 6% 1/1/38	3,000	3,338
(Washington County Health Sys. Proj.) Series 2008:
6% 1/1/28	5,000	5,496
6% 1/1/43	1,500	1,628
Series 2010, 5.625% 7/1/30	2,865	3,114
		35,061
Massachusetts - 0.9%
Massachusetts Bay Trans. Auth. Series 1992 B, 6.2% 3/1/16	440	464
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	7,500	8,796
Series 2011 I, 6.75% 1/1/36	3,000	3,586
Series 2013 B1, 4.75% 11/15/20 (b)	6,660	6,664
Series 2015 D, 5% 7/1/44	5,205	5,625
5.5% 7/1/44	6,300	6,912
Massachusetts Gen. Oblig. Series 2007 C, 5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	9,000	9,950
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (h)	2,165	2,176
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	4,455	4,463
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,900	3,190
		51,826
Michigan - 2.1%
Detroit School District Series 2012 A, 5% 5/1/23	4,000	4,564
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	$ 4,000	$ 4,393
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,700	20,980
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A:
5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,380	2,406
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,685	1,772
Series 2006 B, 7% 7/1/36 (FSA Insured)	4,900	5,505
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,835
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	2,500	2,968
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	2,600	2,855
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	6,325	6,346
5% 6/1/20	2,050	2,332
5% 6/1/27	3,000	3,327
5% 6/1/39	6,350	6,861
Series 2012, 5% 11/15/42	11,825	12,861
Series 2015 MI, 5% 12/1/24	4,445	5,415
Series MI:
5.5% 12/1/26	4,500	5,640
5.5% 12/1/27	4,750	5,901
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	3,000	3,369
(Trinity Health Sys. Proj.) 5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	1,115	1,198
Series 2008 A1:
6.5% 12/1/33	825	967
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	3,175	3,795
Series 2012 A:
5% 6/1/23	2,395	2,853
5% 6/1/26	2,000	2,343
Portage Pub. Schools 5% 5/1/21 (FSA Insured)	6,300	7,035
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	$ 3,400	$ 4,228
Three Rivers Cmnty. Schools 5% 5/1/21 (FSA Insured)	1,710	1,901
		123,650
Minnesota - 0.8%
Maple Grove Health Care Sys. Rev.:
(Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	3,500	3,743
5% 5/1/20	1,000	1,072
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/20 (Assured Guaranty Corp. Insured)	3,835	4,442
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series 2000 A, 6.375% 11/15/29	210	211
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/18	5,600	6,305
Series 2009, 5.75% 7/1/39	20,700	23,871
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006:
5.25% 5/15/18	1,650	1,771
5.25% 5/15/23	2,000	2,149
5.25% 5/15/36	4,250	4,513
		48,077
Missouri - 0.2%
Kansas City Spl. Oblig.:
5% 9/1/26	1,185	1,351
5% 9/1/27	490	557
5% 9/1/28	1,000	1,135
5% 9/1/29	1,000	1,133
5% 9/1/30	1,390	1,571
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,098
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,960	2,163
		9,008
Nebraska - 0.3%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.675% 12/1/17 (d)	7,900	7,730
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/23	$ 1,210	$ 1,351
6% 8/15/23 (Pre-Refunded to 8/15/17 @ 100)	920	1,035
6% 8/15/28	1,980	2,203
6% 8/15/28 (Pre-Refunded to 8/15/17 @ 100)	1,520	1,710
6.125% 8/15/31	1,275	1,417
6.125% 8/15/31 (Pre-Refunded to 8/15/17 @ 100)	975	1,100
Nebraska Pub. Pwr. District Rev. Series 2012 C:
5% 1/1/23 (Pre-Refunded to 1/1/18 @ 100)	2,250	2,501
5% 1/1/24 (Pre-Refunded to 1/1/18 @ 100)	1,000	1,112
		20,159
Nevada - 0.2%
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	4,300	4,959
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2011 C, 5% 6/1/24	5,415	6,416
		11,375
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	9,300	10,513
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	4,000	4,563
Series 2007 A, 5% 10/1/37	6,100	6,545
Series 2012:
4% 7/1/32	2,370	2,377
5% 7/1/24	1,000	1,123
5% 7/1/25	1,185	1,326
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 10/1/18	4,315	4,874
5% 2/1/19	2,000	2,275
5% 2/1/24	1,775	2,093
		35,689
New Jersey - 3.1%
New Jersey Econ. Dev. Auth. Rev.:
Series 2009 AA, 5.5% 12/15/29	4,000	4,422
Series 2013 NN, 5% 3/1/27	69,700	76,324
Series 2013:
5% 3/1/23	12,200	13,778
5% 3/1/24	17,000	19,060
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Series 2013: - continued
5% 3/1/25	$ 1,900	$ 2,119
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	9,930	11,165
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	3,900	4,694
Series 2005 B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,826
Series 2014 AA:
5% 6/15/23	20,645	23,642
5% 6/15/24	10,000	11,459
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	5,657
		178,146
New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1:
4% 12/1/17	5,000	5,410
5% 12/1/18	2,000	2,260
		7,670
New York - 7.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A:
5.25% 11/15/16 (Escrowed to Maturity)	1,955	2,112
5.25% 11/15/17 (St. Peters Hosp. NY Insured) (Escrowed to Maturity)	1,500	1,681
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	14,600	16,846
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	13,000	14,325
New York City Gen. Oblig.:
Series 2003 A, 5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5	5
Series 2008 A1, 5.25% 8/15/27	9,940	11,289
Series 2008 D1, 5.125% 12/1/22	5,000	5,578
Series 2009 I1, 5.625% 4/1/29	3,600	4,198
Series 2012 A1, 5% 8/1/24	7,400	8,799
Series 2012 G1, 5% 4/1/25	13,700	16,298
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	$ 3,100	$ 3,441
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,977
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,939
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40	1,500	1,715
Series 2009 EE, 5.25% 6/15/40	11,600	13,298
Series 2009 FF 2, 5.5% 6/15/40	17,800	20,656
Series 2011 EE, 5.375% 6/15/43	42,080	49,347
Series 2012 EE, 5.25% 6/15/30	17,200	20,348
Series 2013 BB, 5% 6/15/47	8,985	10,126
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/31	4,000	4,552
5.5% 7/15/38	1,600	1,815
5.625% 7/15/38	2,825	3,213
Series 2009 S3:
5.25% 1/15/34	21,000	23,753
5.25% 1/15/39	3,400	3,828
5.375% 1/15/34	2,750	3,123
Series 2009 S4:
5.5% 1/15/39	8,800	10,079
5.75% 1/15/39	4,100	4,750
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A:
5% 5/15/21	10,710	12,803
5% 5/15/22	4,300	5,206
Series 2012 A:
4% 5/15/21	3,500	3,970
5% 5/15/23	5,600	6,750
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400	3,935
Series 2014 A:
5% 2/15/39	3,995	4,461
5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	5	6
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	$ 1,800	$ 1,946
(State Univ. Edl. Facilities Proj.) Series A, 5.875% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,865	7,431
Series 2010 A, 5% 7/1/26	4,000	4,586
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 B, 5% 11/15/34	11,800	13,513
New York Metropolitan Trans. Auth. Rev.:
Series 2008 A, 5.25% 11/15/36	26,700	29,187
Series 2010 D, 5.25% 11/15/40	6,600	7,428
Series 2012 D, 5% 11/15/25	25,900	30,939
Series 2012 F, 5% 11/15/24	12,400	14,928
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,500	3,887
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	519
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/24 (FSA Insured)	1,375	1,510
Tobacco Settlement Fing. Corp. Series 2013 B:
5% 6/1/20	11,000	11,583
5% 6/1/21	4,600	4,843
		433,522
North Carolina - 0.8%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/23 (g)	1,200	1,389
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	960	1,031
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	4,625	5,072
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	11,600	13,077
North Carolina Med. Care Cmnty. Health:
(Memorial Mission Hosp. Proj.) 5% 10/1/21 (Pre-Refunded to 10/1/17 @ 100)	5,690	6,306
Series 2012 A, 5% 11/15/26	1,295	1,513
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	7,830	8,939
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	$ 2,300	$ 2,585
Series 2010 B, 5% 1/1/20	6,700	7,753
		47,665
North Dakota - 0.2%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	4,600	4,957
Fargo Health Sys. Rev. (Sanford Proj.) Series 2011, 6% 11/1/28	1,500	1,850
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	2,765	2,853
5.25% 7/1/15	1,300	1,313
		10,973
Ohio - 1.7%
American Muni. Pwr., Inc. Rev.:
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	2,500	2,772
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	12,100	14,094
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	4,400	4,617
5% 6/1/17	5,045	5,474
Cleveland Parking Facilities Rev.:
5.25% 9/15/18 (Escrowed to Maturity)	640	733
5.25% 9/15/18 (FSA Insured)	1,360	1,513
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series 2009, 5.25% 11/1/40	1,500	1,705
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/25	3,595	4,193
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	5,000	5,674
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	6,000	7,543
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	11,600	11,965
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (d)	18,800	19,859
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
Series 2009 C, 5.625% 6/1/18	$ 2,000	$ 2,211
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	1,500	1,646
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/43	15,000	4,659
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	8,500	8,947
		97,605
Oklahoma - 0.6%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,845	2,916
5.5% 10/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,005	3,080
5.5% 10/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,254
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/20 (Pre-Refunded to 8/15/18 @ 100)	5,000	5,757
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	9,640	10,695
Series 2012:
5% 2/15/21	2,200	2,573
5% 2/15/24	4,190	4,867
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,810
		34,952
Oregon - 0.4%
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,492
5.25% 6/1/24 (FSA Insured)	2,605	3,293
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	2,500	2,701
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	1,128
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	5,600	6,623
Port Morrow Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,000	5,501
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	$ 1,770	$ 2,124
5.5% 6/15/21 (FSA Insured)	1,060	1,301
		25,163
Pennsylvania - 2.2%
Allegheny County Arpt. Auth. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,000	3,100
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.):
Series 2008 B, 5% 6/15/16	1,365	1,437
Series 2009 A, 5.625% 8/15/39	6,225	7,186
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (d)	7,800	7,849
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,600	3,108
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,400	3,914
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/25	4,680	5,684
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,415
Series 2012 A, 5% 6/1/27	4,105	4,719
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
5% 10/1/21	1,320	1,500
5% 10/1/22	1,380	1,568
5% 10/1/24	1,165	1,335
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity)	600	632
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	5,300	5,869
5% 1/1/23	2,000	2,070
Pennsylvania Gen. Oblig. Series 2015 1, 5% 3/15/29	16,370	19,398
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.):
Series 2009 A, 5.25% 8/15/21	2,900	3,359
Series A, 5% 8/15/16	3,600	3,662
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	$ 12,600	$ 14,336
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	4,000	4,014
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	1,095	1,098
Ninth Series, 5.25% 8/1/40	3,750	4,183
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	9,605
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,803
Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	3,200	3,480
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,006
Philadelphia School District:
Series 2005 A, 5% 8/1/22	1,600	1,620
5% 8/1/22 (Pre-Refunded to 8/1/15 @ 100)	75	76
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/22	1,000	1,162
5% 6/1/23	2,500	2,895
		127,083
South Carolina - 3.0%
Greenwood Fifty School Facilities Installment:
5% 12/1/18 (Assured Guaranty Corp. Insured)	3,930	4,358
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,375	2,634
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	1,090	1,203
5% 11/1/19	1,000	1,102
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18 (Pre-Refunded to 12/1/15 @ 100)	1,540	1,592
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity)	385	404
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	7,700	8,855
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.):
5% 4/1/15	$ 1,000	$ 1,000
5% 4/1/24	4,000	4,136
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B:
5.25% 1/1/34	6,000	6,723
5.25% 1/1/39	2,800	3,124
Series 2005 B, 5% 1/1/19 (Pre-Refunded to 1/1/16 @ 100)	2,500	2,588
Series 2012 B, 5% 12/1/20	1,500	1,770
Series 2013 E, 5.5% 12/1/53	34,335	39,454
Series 2014 A:
5% 12/1/49	6,500	7,258
5.5% 12/1/54	12,690	14,761
Series 2014 C, 5% 12/1/46	3,900	4,406
Series 2015 A, 5% 12/1/50	13,210	14,653
Series 2015 C:
5% 12/1/20 (c)	18,545	21,207
5% 12/1/21 (c)	15,000	17,348
5% 12/1/22 (c)	8,440	9,838
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	6,900	7,769
		176,183
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
4.625% 9/1/27	1,000	1,114
5% 9/1/28	3,000	3,439
		4,553
Tennessee - 0.4%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	6,600	7,371
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	5,245	5,245
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (g)	5,820	6,825
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B: - continued
5.75% 7/1/24 (g)	$ 2,400	$ 2,812
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	2,180	2,277
		24,530
Texas - 9.2%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	6,800	7,381
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	125	125
Austin Arpt. Sys. Rev. Series 2014:
5% 11/15/26 (g)	1,000	1,191
5% 11/15/27 (g)	1,250	1,475
5% 11/15/28 (g)	1,000	1,168
5% 11/15/44 (g)	6,900	7,733
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/33	5,000	5,589
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	2,467
Austin Elec. Util. Sys. Rev.:
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,200	9,057
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,829
Austin Wtr. & Wastewtr. Sys. Rev. Series 2005 A, 5% 5/15/31	220	221
Bastrop Independent School District Series 2007:
5.25% 2/15/37	2,700	2,885
5.25% 2/15/42	5,000	5,329
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,854
5% 8/1/20 (AMBAC Insured)	1,780	1,947
Coppell Independent School District 0% 8/15/20	2,000	1,841
Corpus Christi Util. Sys. Rev.:
5% 7/15/21	4,500	5,328
5% 7/15/22	2,500	2,993
5% 7/15/24	2,255	2,666
5.25% 7/15/18 (FSA Insured)	3,305	3,637
5.25% 7/15/19 (FSA Insured)	4,000	4,401
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	$ 9,700	$ 9,676
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	21,000	23,691
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/23	1,250	1,338
Series 2010 A, 5% 11/1/42	14,800	16,190
Dallas Independent School District Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	1,800	2,083
DeSoto Independent School District 0% 8/15/20	3,335	3,070
Freer Independent School District:
5.25% 8/15/37	2,230	2,442
5.25% 8/15/37 (Pre-Refunded to 8/15/17 @ 100)	1,985	2,198
Gainesville Independent School District:
5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	1,555	1,622
5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	345	360
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	1,290	1,427
5.25% 10/1/51	52,500	60,072
5.5% 4/1/53	5,440	6,106
Grand Prairie Independent School District 0% 2/15/16	3,775	3,766
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	14,050	15,458
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5.25% 8/15/47	25,440	27,745
Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,283
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,363
Houston Arpt. Sys. Rev. Series 2011 A:
5% 7/1/23 (g)	3,000	3,469
5% 7/1/25 (g)	1,500	1,720
Houston Independent School District Series 2005 A, 0% 2/15/16	5,500	5,482
Humble Independent School District:
Series 2000, 0% 2/15/16	3,000	2,993
Series 2005 B, 5.25% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,995	2,002
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,965
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Kermit Independent School District 5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	$ 4,130	$ 4,491
Kingsville Independent School District 5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	3,650	3,972
Lower Colorado River Auth. Rev.:
5.25% 5/15/18 (AMBAC Insured)	40	40
5.75% 5/15/37	470	473
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	70	70
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	130	131
Mansfield Independent School District 5.5% 2/15/18	40	40
Midway Independent School District Series 2000, 0% 8/15/19	3,600	3,395
New Caney Independent School District Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 8/15/17 @ 100)	2,680	2,974
North Forest Independent School District Series B, 5% 8/15/18 (FSA Insured)	1,470	1,565
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,227
North Texas Tollway Auth. Rev.:
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	7,200	8,894
Series 2009 A, 6.25% 1/1/39	10,200	11,885
Series 2011 A:
5.5% 9/1/41	14,250	17,066
6% 9/1/41	6,200	7,652
Series 2011 D, 5% 9/1/28	13,000	15,353
Series 2014 A, 5% 1/1/25	5,000	5,985
6% 1/1/23	590	663
6% 1/1/23 (Pre-Refunded to 1/1/18 @ 100)	4,210	4,776
6% 1/1/24	230	258
6% 1/1/24 (Pre-Refunded to 1/1/18 @ 100)	1,770	2,008
Prosper Independent School District Series 2007, 5.375% 8/15/37 (Pre-Refunded to 8/15/17 @ 100)	15,255	16,976
Rockdale Independent School District:
Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	1,395	1,456
5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	3,705	3,867
San Antonio Arpt. Sys. Rev.:
5% 7/1/15 (FSA Insured) (g)	2,510	2,537
5% 7/1/17 (FSA Insured) (g)	2,765	3,020
5% 7/1/17 (FSA Insured) (g)	2,385	2,602
5.25% 7/1/19 (FSA Insured) (g)	2,635	2,860
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Arpt. Sys. Rev.: - continued
5.25% 7/1/20 (FSA Insured) (g)	$ 3,215	$ 3,498
5.25% 7/1/20 (FSA Insured) (g)	2,775	3,019
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	2,590	2,870
Series 2012, 5.25% 2/1/25	4,200	5,348
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/25	10,000	11,981
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	1,920	2,157
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	2,000	2,144
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	6,900	7,979
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,785	2,052
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	2,375	2,722
(Scott & White Healthcare Proj.) Series 2013 A:
4% 8/15/43	2,900	2,933
5% 8/15/43	4,000	4,466
Texas Gen. Oblig.:
Series 2006 A, 5% 4/1/29 (Pre-Refunded to 4/1/17 @ 100)	2,820	3,063
4.75% 4/1/35 (Pre-Refunded to 4/1/15 @ 100)	190	190
5% 4/1/25	3,915	4,370
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	385	431
5.75% 8/1/26	660	662
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,715	18,531
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	5,200	6,314
Series 2013, 6.75% 6/30/43 (g)	12,600	15,407
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/23	2,320	2,518
5% 4/1/25	3,400	3,686
5% 4/1/26	4,350	4,712
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,930	5,007
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev.:
Series 2007 F, 4.75% 8/15/27 (Pre-Refunded to 2/15/17 @ 100)	$ 2,295	$ 2,472
4.75% 8/15/27	3,305	3,534
Waller Independent School District 5.5% 2/15/37	4,920	5,464
Weatherford Independent School District 0% 2/15/33	6,985	3,805
Wylie Independent School District 0% 8/15/20	20	15
		535,224
Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity)	4,655	4,674
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity)	315	318
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/22	3,180	3,750
Utah State Board of Regents Rev. Series 2011 B:
5% 8/1/24	2,670	3,111
5% 8/1/25	2,175	2,534
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	9,070	10,306
		24,693
Virginia - 0.5%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/25	4,665	5,434
Univ. of Virginia Gen. Rev. Series 2015 A, 5% 4/1/45 (c)	6,000	7,137
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A:
5% 1/1/35 (c)	1,000	1,168
5% 1/1/40 (c)	1,750	2,047
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (g)	6,000	6,428
5% 1/1/40 (g)	4,200	4,469
		26,683
Washington - 3.0%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	7,059
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(g)	$ 2,430	$ 2,452
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,866
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,876
5.25% 12/1/36 (FSA Insured)	9,180	10,122
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43 (Pre-Refunded to 1/1/18 @ 100)	22,700	25,697
Series 2009, 5.25% 1/1/42	2,600	2,915
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,127
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (g)	1,340	1,569
5% 6/1/22 (g)	1,000	1,183
5% 6/1/24 (g)	1,000	1,185
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (Pre-Refunded to 12/1/15 @ 100)	1,875	1,936
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	5,600	6,596
5% 12/1/27	2,625	3,046
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/21	6,250	7,336
Washington Gen. Oblig.:
Series 2008 D, 5% 1/1/24 (Pre-Refunded to 1/1/18 @ 100)	2,975	3,307
Series B, 5% 7/1/28 (Pre-Refunded to 7/1/15 @ 100)	395	400
Series R 97A:
0% 7/1/17 (Escrowed to Maturity)	7,045	6,925
0% 7/1/19 (Escrowed to Maturity)	9,100	8,609
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,797
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35 (Pre-Refunded to 10/1/18 @ 100)	10,000	11,534
(MultiCare Health Sys. Proj.) Series 2010 A:
5.25% 8/15/19	3,850	4,433
5.25% 8/15/20	2,000	2,306
(Overlake Hosp. Med. Ctr.) Series 2010, 5.7% 7/1/38	11,300	13,261
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	$ 1,500	$ 1,675
Series 2012 A:
5% 10/1/25	5,130	6,071
5% 10/1/26	13,395	15,791
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	7,550	8,986
Series 2009, 7% 7/1/39	3,000	3,475
		172,535
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (d)	8,700	8,648
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	700	794
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	2,600	2,940
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	6,500	7,451
		19,833
Wisconsin - 0.7%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26 (Pre-Refunded to 5/1/18 @ 100)	1,245	1,418
Wisconsin Health & Edl. Facilities Series 2014, 4% 5/1/33	3,015	3,024
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	2,375	2,736
5.75% 7/1/30	2,655	3,116
Series 2013 B:
5% 7/1/27	1,205	1,382
5% 7/1/36	5,000	5,477
(Children's Hosp. of Wisconsin Proj.):
Series 2008 A, 5.25% 8/15/22	2,000	2,259
Series 2008 B, 5.375% 8/15/37	8,045	9,130
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	3,363
Series 2012:
4% 10/1/23	2,500	2,771
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
Series 2012:
5% 6/1/27	$ 1,925	$ 2,220
5% 6/1/39	2,775	3,085
		39,981
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	8,600	10,052
TOTAL MUNICIPAL BONDS (Cost $5,363,069)		5,827,534
Municipal Notes - 0.1%

Kentucky - 0.1%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $9,140)	8,600	9,364
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 0.02% (e)(f) (Cost $100)	100,000	100
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $5,372,309)		5,836,998
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(13,563)
NET ASSETS - 100%		$ 5,823,435
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,664,000 or 0.1% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,176,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 2,041
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ -
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 5,836,898	$ -	$ 5,836,898	$ -
Money Market Funds	100	100	-	-
Total Investments in Securities:	$ 5,836,998	$ 100	$ 5,836,898	$ -
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $5,371,907,000. Net unrealized appreciation aggregated $465,091,000, of which $474,415,000 related to appreciated investment securities and $9,324,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pennsylvania
Municipal Income Fund

March 31, 2015

1.814657.110

PFL-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount	Value
Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (d)	$ 600,000	$ 649,842
6.25% 10/1/34 (d)	700,000	839,342
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	900,000	1,064,142
		2,553,326
Pennsylvania - 95.8%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,157,430
Allegheny County Series C:
5% 12/1/28	1,000,000	1,173,830
5% 12/1/30	1,365,000	1,581,120
Allegheny County Arpt. Auth. Rev.:
(Pittsburgh Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,545,000	2,629,418
Series 2006 B:
5% 1/1/21 (FGIC Insured) (d)	3,190,000	3,665,693
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,650,000	1,914,495
Allegheny County Port Auth. Spl. Rev. 5% 3/1/17	2,000,000	2,160,280
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,499,958
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,769,160
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.7%, tender 4/2/18 (c)	4,000,000	4,064,520
Berks County Muni. Auth. Rev. Series 2012 A, 5% 11/1/40	3,590,000	3,974,704
Bethlehem Wtr. Auth. Rev. Series 2014:
5% 11/15/19 (Build America Mutual Assurance Insured)	1,000,000	1,131,650
5% 11/15/20 (Build America Mutual Assurance Insured)	1,000,000	1,147,150
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	278,063
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.):
Series 2009 B, 7.125% 7/1/29 (Pre-Refunded to 7/1/19 @ 100)	1,035,000	1,287,519
Series 2015 A:
5% 7/1/26	500,000	579,010
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.): - continued
Series 2015 A: - continued
5% 7/1/27	$ 490,000	$ 560,511
5% 7/1/28	540,000	610,195
5% 7/1/29	710,000	795,789
5% 7/1/30	685,000	765,275
5% 7/1/35	1,885,000	2,097,364
5% 7/1/39	1,625,000	1,800,744
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,265,420
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,000,000	2,390,580
Chambersburg Area School District:
Series 2007, 5.25% 3/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,040,380
5.25% 3/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485,000	1,514,552
Commonwealth Fing. Auth. Rev. Series 2013 A2:
5% 6/1/24	800,000	934,936
5% 6/1/25	1,175,000	1,368,981
5% 6/1/26	1,250,000	1,451,025
5% 6/1/42	12,000,000	13,315,309
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.) Series 2012:
5% 11/1/37	1,520,000	1,680,162
5% 11/1/42	3,000,000	3,303,480
Dauphin County Gen. Auth.:
(Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,165,750
5% 6/1/42	2,170,000	2,345,944
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,696,506
Delaware County Auth. Univ. Rev.:
Series 2010, 5.25% 12/1/31	2,450,000	2,812,037
Series 2012:
5% 8/1/21	350,000	417,848
5% 8/1/22	300,000	361,506
Series 2014:
5% 8/1/23	1,050,000	1,277,924
5% 8/1/24	1,100,000	1,351,130
Doylestown Hosp. Auth. Hosp. Rev. Series 2013 A, 5% 7/1/27	2,500,000	2,723,425
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
East Stroudsburg Area School District:
Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,162,810
Series 2014 A:
7.75% 9/1/27	225,000	262,442
7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	4,040,000	4,728,254
Series A, 7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	3,935,000	4,605,367
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	2,750,000	2,995,410
Fox Chapel Area School District Series 2013:
4% 8/1/22	500,000	565,220
5% 8/1/31	3,080,000	3,543,448
5% 8/1/34	1,000,000	1,140,680
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	2,032,757
5.375% 7/1/42	2,130,000	2,360,615
Geisinger Auth. Health Sys. Rev. Series 2014 A, 4% 6/1/41	2,000,000	2,027,200
Indiana County Hosp. Auth. Series 2014 A, 6% 6/1/39	1,625,000	1,852,939
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20 (Pre-Refunded to 11/1/16 @ 100)	1,065,000	1,143,725
Lower Paxton Township Series 2014:
5% 4/1/40	3,420,000	3,917,576
5% 4/1/44	1,295,000	1,479,045
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,844,475
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,979,185
Mifflin County School District Series 2007:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,292,051
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,352,789
Monroe County Hosp. Auth. Rev. (Pocono Med. Ctr. Proj.) Series 2012 A:
5% 1/1/32	1,400,000	1,539,230
5% 1/1/41	1,750,000	1,888,933
Monroeville Fin. Auth. UPMC Rev. Series 2012:
5% 2/15/26	1,500,000	1,827,720
5% 2/15/27	3,625,000	4,400,823
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	$ 2,000,000	$ 2,168,780
Series 2012 A:
5% 6/1/23	3,850,000	4,507,657
5% 6/1/24	1,500,000	1,748,715
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,062,770
Montgomery County Higher Ed. & Health Auth. Rev.:
(Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	938,889
Series 2014 A:
5% 10/1/26	1,000,000	1,122,860
5% 10/1/27	1,000,000	1,112,590
Montour School District Series 2015 A:
5% 4/1/41 (b)	1,000,000	1,138,900
5% 4/1/42 (b)	1,000,000	1,137,960
Northampton County Gen. Oblig. Series 2012 B:
5% 10/1/23	1,000,000	1,214,590
5% 10/1/25	2,500,000	3,009,400
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Hosp. Proj.) Series 2010 A, 5.25% 8/15/16	1,245,000	1,322,489
(St. Luke's Hosp. Proj.) Series 2010 A, 5.25% 8/15/18	1,450,000	1,618,215
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	1,994,081
5% 3/1/25	3,255,000	3,708,617
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/23	2,600,000	2,630,290
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	2,039,240
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009, 1.75%, tender 12/1/15 (c)	4,000,000	4,035,320
Pennsylvania Gen. Oblig.:
First Series 2008, 5% 5/15/27	805,000	899,096
Second Series 2007 A, 5% 8/1/25	2,500,000	2,731,100
Second Series 2009, 5% 4/15/25	500,000	569,785
Series 2012, 5% 6/1/25	10,000,000	11,894,500
Series 2013, 5% 10/15/27	2,255,000	2,675,896
Series 2015 1, 5% 3/15/31	7,000,000	8,221,990
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) Series 2007 A, 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	$ 2,500,000	$ 2,618,725
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/18	250,000	274,980
5% 3/1/20	300,000	345,534
5% 3/1/22	275,000	324,693
5% 3/1/23	585,000	690,300
5% 3/1/42	3,950,000	4,382,683
(Univ. of Pennsylvania Health Sys. Proj.):
Series 2005 A, 5% 8/15/17 (AMBAC Insured)	3,000,000	3,053,190
Series 2009 A, 5.25% 8/15/22	2,655,000	3,077,915
Series 2011 A, 5.75% 8/15/41	4,980,000	5,991,986
First Series 2012:
5% 4/1/20	750,000	872,325
5% 4/1/21	500,000	592,090
5% 4/1/22	600,000	719,112
5% 4/1/23	800,000	953,624
5% 4/1/24	1,100,000	1,304,930
Series 2010 E, 5% 5/15/31	2,500,000	2,818,850
Series 2010:
5% 9/1/30	1,150,000	1,331,194
5% 9/1/31	1,025,000	1,183,086
Series 2011 A, 5% 9/1/41	2,000,000	2,256,720
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2014 B2:
5% 12/1/24 (Build America Mutual Assurance Insured)	1,250,000	1,490,663
5% 12/1/25 (Build America Mutual Assurance Insured)	1,250,000	1,484,813
5% 12/1/26 (Build America Mutual Assurance Insured)	1,250,000	1,472,050
5% 12/1/27 (Build America Mutual Assurance Insured)	1,010,000	1,182,912
Pennsylvania State Univ.:
Series 2005, 5% 9/1/29	1,550,000	1,576,335
Series 2008 A, 5% 8/15/29	3,945,000	4,337,961
Series 2010, 5% 3/1/40	4,385,000	4,979,781
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,374,910
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	$ 7,695,000	$ 8,090,754
5% 12/1/25 (AMBAC Insured)	4,345,000	4,560,121
5% 12/1/26 (AMBAC Insured)	3,500,000	3,669,925
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,471,040
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,282,180
Series 2013 A2, 0% 12/1/38 (a)	2,500,000	2,399,450
Series 2014 A, 5% 12/1/31	865,000	1,000,485
Series 2014 A2, 0% 12/1/40 (a)	5,500,000	3,887,565
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,505,220
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,003,430
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,003,430
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,709,531
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,807,672
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,677,754
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,351,556
Ninth Series, 5.25% 8/1/40	8,665,000	9,666,241
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	5,660,614
Series 1998 A, 5.25% 8/1/17	3,555,000	3,913,877
Philadelphia Gen. Oblig. Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,726,120
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30 (Pre-Refunded to 5/15/20 @ 100)	4,000,000	4,738,240
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,823,675
Philadelphia Redev. Auth. Rev.:
(Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,002,010
Series 2012:
5% 4/15/21	1,000,000	1,157,390
5% 4/15/25	2,230,000	2,538,164
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia School District:
Series 2005 A, 5% 8/1/22	$ 2,775,000	$ 2,810,354
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,144,411
Series 2010 C, 5% 9/1/21	4,000,000	4,543,480
5% 8/1/22 (Pre-Refunded to 8/1/15 @ 100)	125,000	126,978
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	4,468,280
Series 2011 A, 5% 1/1/41	2,715,000	3,008,519
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,604,848
Pittsburgh Gen. Oblig.:
Series 2012 A, 5% 9/1/22	2,000,000	2,373,080
Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	693,588
5% 9/1/24 (Build America Mutual Assurance Insured)	1,000,000	1,215,960
5% 9/1/28 (Build America Mutual Assurance Insured)	1,300,000	1,538,693
5% 9/1/29 (Build America Mutual Assurance Insured)	1,015,000	1,193,082
5% 9/1/31 (Build America Mutual Assurance Insured)	1,165,000	1,354,779
5% 9/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,158,460
Pittsburgh School District:
Series 2012 A, 5% 9/1/21 (FSA Insured)	4,000,000	4,717,720
Series 2014 A, 5% 9/1/23	1,000,000	1,195,020
Series 2015:
4% 9/1/19 (FSA Insured) (b)	895,000	993,531
5% 9/1/20 (FSA Insured) (b)	1,050,000	1,232,144
5% 9/1/21 (FSA Insured) (b)	730,000	869,233
5% 9/1/22 (FSA Insured) (b)	885,000	1,064,301
5% 9/1/23 (FSA Insured) (b)	1,085,000	1,319,100
5% 9/1/24 (FSA Insured) (b)	1,060,000	1,273,420
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23 (Pre-Refunded to 7/1/20 @ 100)	1,000,000	1,194,560
Southcentral Pennsylvania Gen. Auth. Rev.:
6% 6/1/25	1,080,000	1,235,596
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	1,420,000	1,641,804
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 5% 3/1/16	1,500,000	1,563,090
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) Series 2008, 5% 10/1/20 (FSA Insured)	$ 1,000,000	$ 1,109,570
(Montgomery County Cmnty. College Proj.) Series 2008:
5% 5/1/27 (FSA Insured)	1,775,000	1,961,162
5% 5/1/28 (FSA Insured)	1,000,000	1,102,650
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,291,940
Series 2000 C, 5% 9/15/35	2,000,000	2,246,960
Series 2007 B, 5.25% 9/15/28	2,500,000	2,895,075
Series 2009 B, 5% 9/15/28	2,000,000	2,266,660
West Shore Area Auth. Hosp. Rev.:
(Holy Spirit Hosp. Charity Proj.) Series 2011 B, 6% 1/1/28	7,375,000	9,018,814
Series 2011 B, 5.75% 1/1/41	1,500,000	1,775,220
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/19	1,000,000	1,094,550
5% 7/1/25	4,465,000	5,123,811
5.25% 7/1/20	1,000,000	1,114,040
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,558,150
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,191,400
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	5,305,893
Wilson School District Series 2007, 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	5,920,064
		443,354,993
Pennsylvania, New Jersey - 1.6%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A:
5% 7/1/22	500,000	600,680
5% 7/1/23	1,000,000	1,189,480
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania, New Jersey - continued
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.: - continued
Series A, 5% 7/1/27 (Pre-Refunded to 7/1/17 @ 100)	$ 1,425,000	$ 1,563,895
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 D, 5% 1/1/30	3,500,000	3,889,025
		7,243,080
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $425,452,263)	453,151,399
NET OTHER ASSETS (LIABILITIES) - 2.0%	9,416,658
NET ASSETS - 100%	$ 462,568,057
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $425,444,067. Net unrealized appreciation aggregated $27,707,332, of which $27,753,930 related to appreciated investment securities and $46,598 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Conservative Income Municipal Bond Fund

March 31, 2015

1.967797.101

CMB-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 74.5%
	Principal Amount	Value
Alabama - 0.2%
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (b)	$ 350,000	$ 354,480
Alaska - 0.1%
Anchorage Gen. Oblig. Series 2005 D, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	125,000	125,998
North Slope Borough Gen. Oblig. Series 2011 B:
4% 6/30/15	75,000	75,683
5% 6/30/15	40,000	40,457
		242,138
Arizona - 3.0%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C:
5.25% 7/1/16	85,000	90,099
5.5% 7/1/15	270,000	273,416
Series 2011, 3% 8/1/17	125,000	131,270
Series 2012 A, 2% 7/1/15	100,000	100,439
Arizona Board of Regents Ctfs. of Prtn. Series 2006, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	101,123
Arizona Ctfs. of Prtn.:
Series 2008 A:
4% 9/1/16 (FSA Insured)	350,000	366,394
4% 9/1/17 (FSA Insured)	145,000	155,624
5% 9/1/16 (FSA Insured)	225,000	238,676
Series 2010 A:
5% 10/1/17 (FSA Insured)	150,000	165,137
5% 10/1/18 (FSA Insured)	140,000	158,102
Series 2013 A, 3% 10/1/17	100,000	104,864
Series 2013 B, 5% 10/1/16	235,000	250,059
Arizona Health Facilities Auth. Rev.:
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/17	400,000	441,352
Series 2007 A, 5% 1/1/17	100,000	107,532
Series 2008 D, 5% 1/1/17	310,000	333,349
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2005 A1, 5% 9/1/17 (Pre-Refunded to 9/1/15 @ 100)	140,000	142,778
Series 2008:
4.375% 9/1/16	55,000	57,864
5.5% 9/1/15	110,000	112,310
5.5% 9/1/16	120,000	128,131
Series 2013 A2, 5% 9/1/17	135,000	148,376
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Arizona State Lottery Rev. Series 2010 A, 3% 7/1/16 (FSA Insured)	$ 175,000	$ 180,821
Arizona State Univ. Ctfs. of Partnership (Downtown Campus/Mercado Proj.) Series 2011 A, 3% 7/1/15	145,000	145,979
Glendale Gen. Oblig. Series 2015, 4% 7/1/18 (FSA Insured)	370,000	400,037
Maricopa County Indl. Dev. Auth. Health Facilities Rev. Series 2007 A, 4.125% 7/1/15	270,000	272,627
Mesa Gen. Oblig. Series 2012, 3% 7/1/15	250,000	251,640
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A:
4% 7/1/15	100,000	100,887
5% 7/1/15	50,000	50,562
Phoenix Gen. Oblig. Series 2007 A, 5% 7/1/15	195,000	197,254
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/16	65,000	67,254
Scottsdale Gen. Oblig. (2000 and 2004 Projs.) Series 2008, 3.5% 7/1/15	75,000	75,604
Tucson Gen. Oblig. Series 2005 E, 3.75% 7/1/16 (FGIC Insured)	55,000	55,463
Tucson Street & Hwy. User Rev. Series 2013 A, 3% 7/1/15	265,000	266,725
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2013, 4% 7/1/15 (Escrowed to Maturity)	125,000	126,154
Univ. of Arizona Univ. Revs.:
Series 2005 C, 5% 6/1/18 (AMBAC Insured)	135,000	135,980
Series 2009 A, 4% 6/1/15	205,000	206,302
		6,140,184
California - 1.0%
California Gen. Oblig. 5% 3/1/16	225,000	225,338
California Health Facilities Fing. Auth. Rev. Series 2011 A, 5% 3/1/16	325,000	339,040
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds:
Series 2006 A, 1.375%, tender 4/2/18 (b)	100,000	99,956
Series 2006 C, 4.25%, tender 11/1/16 (FGIC Insured) (b)	375,000	395,974
California Statewide Cmntys. Dev. Auth. Rev.:
Series 2005 A:
5% 3/1/17	75,000	75,226
5% 3/1/18	350,000	351,103
Series 2007 F, 5.25% 7/1/16 (FSA Insured)	100,000	105,936
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Cmnty. College District 5% 8/1/16 (FSA Insured)	$ 110,000	$ 111,722
Los Angeles Dept. Arpt. Rev. Series 2009 D, 5% 5/15/15	60,000	60,357
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2011 A, 5% 7/1/15	195,000	197,264
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	125,000	126,026
		2,087,942
Colorado - 1.4%
Colorado Health Facilities Auth. Rev.:
(Parkview Med. Ctr., Inc. Proj.) Series 2012, 4% 9/1/16	140,000	146,111
Bonds Series 2008 C2, 4%, tender 11/12/15 (b)	300,000	306,444
Series 2008 D1, 5% 10/1/16	75,000	79,694
Series 2009 A:
5% 7/1/15	875,000	884,844
5% 7/1/16	225,000	236,966
Series 2011 A:
5% 2/1/16	125,000	129,640
5% 2/1/17	150,000	160,980
5% 2/1/18	70,000	77,911
5.125% 10/1/17	50,000	55,383
5.125% 11/15/17	350,000	375,676
Denver City & County Arpt. Rev.:
Series 2005 A, 5% 11/15/17 (XL Cap. Assurance, Inc. Insured)	195,000	200,261
Series 2011 A, 4% 11/15/17 (c)	50,000	54,040
Series 2012 A, 4% 11/15/17 (c)	50,000	54,040
Univ. of Colorado Enterprise Sys. Rev. Series 2012 A1, 2% 6/1/15	75,000	75,226
		2,837,216
Connecticut - 2.2%
Connecticut Gen. Oblig. 0.79% 5/15/17 (b)	3,000,000	3,029,610
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	415,000	422,611
Series 2010 A2, 1.2%, tender 2/1/19 (b)	100,000	99,851
Series 2008 M, 5% 7/1/15	125,000	126,373
Series 2012 D, 5% 7/1/18	225,000	249,390
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Series 2012 I, 4% 7/1/15	$ 180,000	$ 181,575
Series N, 4% 7/1/17	90,000	95,604
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2005 A, 5% 7/1/15	50,000	50,578
Series 2007 A, 5% 8/1/15 (AMBAC Insured)	135,000	137,111
New Haven Gen. Oblig. Series 2013 B, 3% 9/1/16 (FSA Insured)	200,000	205,960
		4,598,663
District Of Columbia - 0.5%
District of Columbia Ctfs. of Prtn. 5.25% 1/1/17 (Pre-Refunded to 1/1/16 @ 100)	135,000	140,027
District of Columbia Gen. Oblig.:
Series 1998 B, 6% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	201,966
Series 2005 B, 5% 6/1/15 (FSA Insured)	120,000	120,979
Series 2007 C, 5% 6/1/15	190,000	191,550
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2010 B, 5% 10/1/16 (c)	190,000	202,449
Series 2012 A, 5% 10/1/18 (c)	200,000	225,274
		1,082,245
Florida - 7.3%
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 4% 10/1/15 (c)	200,000	203,582
Series 2012 Q2, 5% 10/1/15 (c)	150,000	153,414
Series 2013 B, 3% 10/1/15	100,000	101,330
Broward County School Board Ctfs. of Prtn.:
Series 2004 C, 5.25% 7/1/15 (FSA Insured)	125,000	126,461
Series 2006 A, 4.25% 7/1/16 (FSA Insured)	60,000	62,708
Series 2008 A, 5% 7/1/16 (FSA Insured)	75,000	79,076
Citizens Property Ins. Corp.:
Series 2007 A:
5% 3/1/16 (Escrowed to Maturity)	85,000	88,640
5% 3/1/17 (Escrowed to Maturity)	320,000	346,778
Series 2009 A1:
5.375% 6/1/16	90,000	95,203
5.5% 6/1/16 (Assured Guaranty Corp. Insured)	135,000	143,000
5.5% 6/1/17	565,000	620,494
6% 6/1/16	265,000	282,236
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Citizens Property Ins. Corp.: - continued
Series 2010 A, 4% 6/1/15	$ 250,000	$ 251,590
Series 2010 A1:
4% 6/1/17 (FSA Insured)	225,000	239,893
4.25% 6/1/17	1,005,000	1,076,888
5% 6/1/15	100,000	100,803
5% 6/1/15 (FSA Insured)	465,000	468,734
5% 6/1/16	105,000	110,614
5% 6/1/16 (FSA Insured)	100,000	105,347
5% 6/1/17 (FSA Insured)	325,000	353,451
5.25% 6/1/17	605,000	661,192
Series 2011 A1:
5% 6/1/15	350,000	352,811
5% 6/1/18	530,000	590,881
Series 2012 A, 5% 6/1/15	920,000	927,388
Series 2012 A1, 5% 6/1/17	180,000	195,757
5.25% 6/1/17 (FSA Insured)	410,000	448,081
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	385,000	385,485
Florida Board of Ed. Lottery Rev.:
Series 2009 A, 5% 7/1/15	325,000	328,868
Series 2010 C, 5% 7/1/15	250,000	252,975
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2004 C, 5.25% 6/1/15	75,000	75,646
Series 2005 D, 5% 6/1/25	200,000	203,572
Series 2006 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	75,615
Series 2006 D, 5% 6/1/15	100,000	100,820
Series 2008 C, 5% 6/1/15	165,000	166,353
Series 2013 C, 5% 6/1/15	100,000	100,820
Florida Dept. of Envir. Protection Rev. Series 2010 A, 5% 7/1/15	125,000	126,478
Florida Gen. Oblig. Series 2012 A, 4% 7/1/15	200,000	201,840
Florida Higher Edl. Facilities Fing. Auth. (Rollins College Proj.) Series 2012 A, 4% 12/1/16	65,000	68,552
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2010 A, 4% 10/1/16	200,000	210,412
Series 2010 B, 4.25% 10/1/18 (c)	70,000	77,183
6% 10/1/17 (c)	50,000	56,528
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2006 G, 5.125% 11/15/17	200,000	214,504
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/18	$ 1,100,000	$ 1,235,971
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2010 D1, 4% 10/1/15	95,000	96,786
JEA Saint Johns River Pwr. Park Sys. Rev. Series 6, 5% 10/1/15	85,000	87,011
Lake County School Board Ctfs. of Prtn. Series 2014 A:
4% 6/1/18 (FSA Insured)	75,000	81,592
5% 6/1/17 (FSA Insured)	140,000	152,540
Lee County Arpt. Rev. Series 2010 A, 5% 10/1/15 (FSA Insured) (c)	60,000	61,348
Miami-Dade County Aviation Rev.:
Series 2008 E, 5.375% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	115,000	127,726
Series 2010 B, 5% 10/1/17	115,000	127,176
Miami-Dade County Expressway Auth.:
Series 2013 A, 4% 7/1/16	75,000	78,204
Series 2014 B:
5% 7/1/17	250,000	273,455
5% 7/1/18	500,000	561,480
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 5/1/15 (FGIC Insured)	145,000	145,563
Series 2008 B, 5% 5/1/17	75,000	81,592
Miami-Dade County Wtr. & Swr. Rev. Series 2007, 5% 10/1/15	415,000	424,757
Reedy Creek Impt. District Utils. Rev. Series 2013 1, 5% 10/1/17	100,000	110,378
Tampa Health Sys. Rev.:
(Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	95,000	105,206
Series 2010, 5% 11/15/15	425,000	437,423
		15,020,211
Georgia - 0.8%
Atlanta Arpt. Rev.:
Series 2011 A, 5% 1/1/17	225,000	242,397
Series 2012 C, 5% 1/1/17 (c)	100,000	107,551
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (b)	550,000	551,683
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One) Series 2008 A, 5.25% 1/1/18	40,000	44,660
Series B, 6.25% 1/1/17	370,000	405,879
4.25% 1/1/18	100,000	108,889
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
5% 11/1/17	$ 80,000	$ 88,382
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2006 A, 5% 7/1/15 (AMBAC Insured)	175,000	177,007
		1,726,448
Hawaii - 0.6%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/18 (c)	155,000	173,685
Hawaii Gen. Oblig.:
Series 2008 DK, 5% 5/1/15	150,000	150,614
Series 2009 DQ, 5% 6/1/15	150,000	151,224
Series 2013 EJ, 3% 8/1/15	280,000	282,584
Series DR, 5% 6/1/15	75,000	75,612
State of Hawaii Dept. of Trans. Series 2013, 3% 8/1/16 (c)	380,000	390,796
		1,224,515
Illinois - 12.6%
Chicago Gen. Oblig.:
(Modern Schools Across Chicago Prog.) Series 2007 D, 5% 12/1/15 (AMBAC Insured)	125,000	128,255
Series 2007 A, 5% 12/1/16	100,000	106,008
Series 2008 A, 5% 1/1/18	75,000	79,701
Series 2009 A, 4% 1/1/18	100,000	103,644
Series A, 5% 1/1/17 (FSA Insured)	55,000	56,824
4% 1/1/16	100,000	102,271
5% 1/1/18	205,000	217,849
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Series A, 4% 12/1/15	75,000	76,858
Chicago Midway Arpt. Rev. Series 2004 A, 4.5% 1/1/18 (AMBAC Finl. Group, Inc. Insured) (c)	50,000	50,144
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 B:
5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	67,316
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	378,036
Series 2010 A:
5% 1/1/16	330,000	341,144
5% 1/1/17	120,000	128,690
Series 2010 E, 4.5% 1/1/16 (c)	400,000	411,872
Series 2011 B:
4% 1/1/17	100,000	105,424
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2011 B: - continued
5% 1/1/17	$ 360,000	$ 386,071
5% 1/1/17 (c)	90,000	96,355
5% 1/1/18 (c)	60,000	66,068
Series B, 5% 1/1/18 (FSA Insured)	150,000	161,027
Chicago Park District Gen. Oblig.:
Series 2008 H, 5% 1/1/17	250,000	269,240
Series 2011 D:
4% 1/1/18	120,000	127,313
5% 1/1/16	425,000	439,289
5% 1/1/17	200,000	215,392
Series 2014 D, 4% 1/1/18	500,000	530,470
5% 1/1/17	300,000	323,088
Chicago Wastewtr. Transmission Rev.:
Series 2004 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	346,882
Series 2006 B, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145,000	155,212
Series 2010 A:
3% 1/1/18	60,000	62,197
4% 1/1/16	1,000,000	1,024,750
Series 2012, 3% 1/1/16	850,000	864,739
Chicago Wtr. Rev.:
Series 2006 A, 5% 11/1/16 (AMBAC Insured)	585,000	621,346
Series 2008, 5% 11/1/15 (FSA Insured)	300,000	307,707
Series 2012:
4% 11/1/16	255,000	266,863
5% 11/1/16	275,000	292,086
5% 11/1/17 (FSA Insured)	230,000	252,795
Cook County Gen. Oblig.:
Series 2009 A:
4% 11/15/16	235,000	247,225
5% 11/15/15	855,000	879,137
Series 2009 D, 5% 11/15/15	420,000	431,857
Series 2014 A:
5% 11/15/16	60,000	64,079
5% 11/15/17	400,000	437,612
Series B, 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	710,000	776,974
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B1, 1.1%, tender 2/15/18 (b)	1,600,000	1,590,128
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Gas Supply Rev. Bonds:
(Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	$ 615,000	$ 641,138
(The Peoples Gas Lt. and Coke Co. Proj.) Series 2010 B, 2.625%, tender 8/1/15 (b)	225,000	226,564
Illinois Fin. Auth. Rev.:
Bonds Series 2012 E1, 5%, tender 5/1/15 (b)	325,000	326,255
Series 2007, 5% 7/1/15	150,000	151,721
Series 2009 B, 5% 8/15/15	200,000	203,422
Series 2010 A, 5.5% 5/1/17	100,000	108,732
Series 2010, 5% 2/15/17	70,000	75,384
Series 2012 A:
4% 5/15/15	825,000	828,259
4% 5/15/16	265,000	273,414
5% 8/15/16	100,000	106,069
5% 5/15/17	105,000	113,589
5% 5/15/18	105,000	116,351
Series 2012 C, 5% 8/15/15	320,000	325,686
5% 7/1/15	115,000	116,319
5% 4/1/16	345,000	360,742
5% 8/15/17	225,000	246,497
Illinois Gen. Oblig.:
Series 2004 A, 5% 3/1/17	75,000	75,240
Series 2006:
5% 1/1/17	100,000	103,226
5% 1/1/18	250,000	257,293
Series 2007 A, 5% 6/1/18 (FSA Insured)	435,000	466,864
Series 2007 B:
5% 1/1/17	150,000	159,869
5.25% 1/1/18	315,000	344,676
Series 2014, 4% 2/1/18	300,000	318,570
Illinois Sales Tax Rev.:
Series 2005, 5% 6/15/15	65,000	65,649
Series 2013, 5% 6/15/17	75,000	81,872
Illinois Unemployment Ins. Fund Bldg. Receipts:
Series 2012 A:
5% 12/15/15	65,000	67,031
5% 6/15/16	160,000	168,344
5% 12/15/16	100,000	107,076
Series 2012 B, 5% 6/15/18	290,000	311,907
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A:
0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 65,000	$ 63,859
0% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	72,449
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	148,316
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	55,000	53,530
0% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	105,000	99,730
Quincy Hosp. Rev. Series 2007, 5% 11/15/16	115,000	122,243
Railsplitter Tobacco Settlement Auth. Rev. Series 2010:
5% 6/1/15	1,905,000	1,919,516
5% 6/1/17	475,000	514,767
5% 6/1/18	565,000	630,461
Univ. of Illinois Board of Trustees Ctfs. of Prtn.:
Series 2008 A, 5% 10/1/16 (Escrowed to Maturity)	5,000	5,350
Series 2009 A:
4% 10/1/15	115,000	117,128
4% 10/1/15 (Escrowed to Maturity)	160,000	162,987
Series 2014 A, 5% 10/1/18	500,000	566,855
5% 10/1/16 (FSA Insured)	130,000	138,431
Univ. of Illinois Rev.:
Series 2001 A, 5.5% 4/1/16 (AMBAC Insured)	65,000	68,299
Series 2006:
4.5% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	75,000
5% 4/1/16	250,000	261,460
5% 4/1/17 (Nat'l. Reinsurance Co. Insured)	425,000	444,253
5% 4/1/17	120,000	120,000
		25,922,331
Indiana - 1.8%
Indiana Fin. Auth. Health Sys. Rev. Series 2008 C, 5.5% 11/1/17	125,000	139,210
Indiana Fin. Auth. Hosp. Rev.:
Series 2011 N:
5% 3/1/16	150,000	156,365
5% 3/1/17	50,000	54,106
Series 2013 A, 5% 8/15/16	100,000	105,781
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indiana Fin. Auth. Rev. (l-69 Section 5 Proj.) Series 2014, 4% 3/1/17 (c)	$ 800,000	$ 836,584
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2011 B, 5% 10/1/16	75,000	80,007
Series 2012 A:
4% 10/1/16	170,000	178,900
5% 10/1/18	200,000	226,226
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series 2006 B, 5% 2/15/17	350,000	363,913
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	50,000	52,778
Series 2006 B8, 4.1%, tender 11/3/16 (b)	995,000	1,050,282
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	65,000	66,251
Indianapolis Gas Util. Sys. Rev. 3.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	105,199
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/17 (AMBAC Insured) (c)	50,000	52,685
Purdue Univ. Rev.:
Series 2005 U, 5% 7/1/15	100,000	101,159
Series A, 5% 7/1/15	125,000	126,449
		3,695,895
Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 4% 9/1/17	175,000	187,476
Series 2014 A, 4% 9/1/16	100,000	104,886
		292,362
Kentucky - 0.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/15	100,000	101,597
5% 8/15/17	450,000	489,114
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2001 B, 1.35%, tender 5/1/18 (b)(c)	500,000	497,750
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - continued
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.): - continued
Series 2003 A, 1.65%, tender 4/3/17 (b)	$ 170,000	$ 172,487
Series 2007 B, 1.15%, tender 6/1/17 (b)	100,000	100,021
		1,360,969
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 1998 B, 5% 7/1/16	140,000	147,699
Louisiana Pub. Facilities Auth. Rev. Series 2009 A, 5% 7/1/17	125,000	136,010
		283,709
Maryland - 0.7%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (b)	350,000	351,999
Series 2011 A, 5% 5/15/15	60,000	60,349
Series 2013 A, 3% 8/15/16	185,000	191,136
Series 2014, 2% 7/1/15	700,000	702,653
0% 7/1/15	50,000	49,966
		1,356,103
Massachusetts - 4.1%
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.):
Series 1, 5% 7/1/16	350,000	369,471
Series 2010 1, 5% 7/1/15	200,000	202,220
Boston Gen. Oblig. Series 2011 D, 4% 4/1/15	100,000	100,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5% 7/1/15	140,000	141,616
Massachusetts Clean Wtr. Trust Series 14, 4% 8/1/15	210,000	212,621
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/18	100,000	110,800
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds:
(Partners HealthCare Sys. Proj.) Series K4, 5%, tender 1/14/16 (b)	100,000	103,581
0.57%, tender 1/30/18 (b)	2,585,000	2,593,453
Series 2005 A, 5% 10/1/15	125,000	127,814
Series 2011 H, 5% 7/1/15	175,000	176,596
Series 2011 K6, 5% 7/1/15	75,000	75,851
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
Series 2013 B, 3% 7/1/15	$ 100,000	$ 100,684
Series 2013 F, 3% 7/1/15	200,000	201,230
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (b)(c)	150,000	151,877
Massachusetts Gen. Oblig.:
Series 2002 C, 5.5% 11/1/15	75,000	77,274
Series 2005 C, 5% 9/1/15	75,000	76,476
Series 2008 A, 3.2% 8/1/15	100,000	100,990
Series 2012 D, 0.45% 1/1/18 (b)	1,500,000	1,501,545
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Partners HealthCare Sys., Inc. Proj.) Series 2007 G, 5% 7/1/18	100,000	109,817
Series 2004 D, 5% 11/15/16	275,000	293,651
Series 2007 G, 5% 7/1/15	120,000	121,362
Series 2008 D, 4.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	176,694
Series 2008 E2:
5% 7/1/15	195,000	197,118
5% 7/1/17	120,000	130,849
Series 2010 H, 5% 7/1/16	125,000	131,150
Series 2010 J2, 5% 7/1/15	185,000	187,196
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear Proj. 3) Series 2011, 5% 7/1/15	300,000	303,420
4% 7/1/16	200,000	208,544
Massachusetts Port Auth. Rev. Series 2008 C, 5% 7/1/15	75,000	75,860
Massachusetts State College Bldg. Auth. Rev. Series 2012 C, 5% 5/1/15	75,000	75,301
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2010 B, 5% 8/1/15	75,000	76,173
		8,511,234
Michigan - 2.9%
Forest Hills Pub. Schools 4% 5/1/17	580,000	617,770
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2011 A, 5% 11/15/15	60,000	61,694
Michigan Fin. Auth. Rev.:
Series 2012 A, 5% 7/1/15	165,000	166,848
Series 2014, 4% 6/1/18	300,000	325,002
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Gen. Oblig. (Envir. Prog.) Series 2008 A, 5% 5/1/15	$ 75,000	$ 75,301
Michigan Hosp. Fin. Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) 1.5%, tender 3/15/17 (b)	800,000	813,464
Series 2010 F3, 1.4%, tender 6/29/18 (b)	875,000	885,001
Series 2005, 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	175,842
Series 2008 A, 5.25% 5/15/17	195,000	213,131
Series 2012 A, 5% 6/1/15	150,000	151,190
Michigan State Univ. Revs. Series 2007 A, 5% 2/15/16 (AMBAC Insured)	150,000	156,185
Oakland Univ. Rev.:
Series 2012:
3% 3/1/16	110,000	112,635
4% 3/1/17	295,000	313,541
4% 3/1/18	130,000	140,615
Series 2013 A, 4% 3/1/18	375,000	405,619
Roseville Cmnty. Schools Series 2014, 5% 5/1/18	350,000	387,947
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/17	150,000	165,090
5% 9/1/18	200,000	225,038
Univ. of Michigan Rev. Series 2012 C, 4% 4/1/15	100,000	100,000
Wayne County Arpt. Auth. Rev. 5% 12/1/15 (FGIC Insured)	100,000	102,966
Wayne-Westland Cmnty. Schools Series 2014, 5% 5/1/18	250,000	277,743
Western Michigan Univ. Rev.:
Series 2013, 4% 11/15/16	100,000	105,500
Series 2014, 5% 11/15/17	100,000	110,578
		6,088,700
Minnesota - 0.9%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2014 B, 5% 1/1/18 (c)	600,000	662,046
Minnesota Gen. Oblig. Series 2010 E, 4% 8/1/15	150,000	151,868
Shakopee Health Care Facilities Rev. Series 2014:
4% 9/1/16	295,000	309,198
5% 9/1/17	450,000	494,699
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2002 A, 5.25% 1/1/17	$ 10,000	$ 10,798
0% 1/1/18 (AMBAC Insured)	165,000	160,456
		1,789,065
Mississippi - 0.2%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.55% 9/1/17 (b)	490,000	490,485
Missouri - 0.5%
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (c)	1,000,000	1,054,100
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev.:
Series 2005 C, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	207,030
Series 2010 C, 5% 1/1/16	100,000	103,515
Omaha Pub. Pwr. District Elec. Rev. Series 2007 A, 4% 2/1/18 (Pre-Refunded to 2/1/17 @ 100)	65,000	69,085
		379,630
Nevada - 4.2%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/15	75,000	75,879
Series 2013 C1, 2.5% 7/1/15 (c)	1,350,000	1,357,250
5% 7/1/17 (AMBAC Insured) (c)	120,000	130,878
Clark County Fuel Tax:
Series 2006 B, 5% 6/1/15 (FSA Insured)	300,000	302,409
Series 2009 A, 3% 12/1/16	75,000	78,120
Series 2010 B, 3% 7/1/15	100,000	100,684
Clark County School District:
Series 1998 A, 5.5% 6/15/15	400,000	404,360
Series 2005 A:
5% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	115,000	117,260
5% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740,000	1,774,191
5.25% 6/15/15	150,000	151,535
Series 2005 B:
5% 6/15/15 (Escrowed to Maturity)	285,000	287,750
5% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	305,895
Municipal Bonds - continued
	Principal Amount	Value
Nevada - continued
Clark County School District: - continued
Series 2005 B: - continued
5% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 130,000	$ 132,555
5% 6/15/21 (FGIC Insured)	100,000	101,965
Series 2005 C, 5% 6/15/16 (Pre-Refunded to 12/15/15 @ 100)	75,000	77,528
Series 2006 B, 5% 6/15/15	255,000	257,481
Series 2007 A, 4.5% 6/15/17 (FGIC Insured)	555,000	599,056
Series 2007 B, 5% 6/15/15	125,000	126,216
Series 2007 C, 5% 6/15/18	175,000	194,086
Series 2008 A:
5% 6/15/15	275,000	277,676
5% 6/15/17	140,000	152,587
Series 2012 A, 5% 6/15/15	250,000	252,433
Series 2014 A, 5.5% 6/15/17	75,000	82,556
Series 2014 B, 5.5% 6/15/17	175,000	192,630
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2005 A, 5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	100,774
Series 2010 B, 4% 3/1/17	55,000	58,511
Series 2012 B, 5% 6/1/18	70,000	78,436
Nevada Gen. Oblig.:
Series 2006 B, 4.125% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	100,662
Series 2008 C, 5% 6/1/15	200,000	201,616
Series 2010 C, 5% 6/1/15	175,000	176,414
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/17	350,000	376,926
		8,626,319
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. 4% 7/1/15	60,000	60,428
New Hampshire Tpk. Sys. Rev. Series 2006, 5% 5/1/15 (AMBAC Insured)	65,000	65,265
		125,693
New Jersey - 5.3%
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	150,000	151,398
Series 2009 A, 5% 6/15/16	90,000	94,683
5% 6/15/15	50,000	50,197
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.:
Series 2003 A, 0% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 70,000	$ 69,824
Series 2008, 5% 3/1/17	180,000	192,528
Series 2010 DD1 5% 12/15/17	155,000	168,099
Series 2011 EE:
5% 9/1/16	100,000	105,387
5% 9/1/18	165,000	181,145
Series 2012, 5% 6/15/17	500,000	539,870
5.25% 12/15/15	80,000	82,622
5.25% 12/15/15 (Escrowed to Maturity)	80,000	82,836
New Jersey Edl. Facilities Auth. Rev.:
Series 2005 D, 5% 7/1/15	100,000	101,110
Series 2007 B, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	235,000	237,609
Series 2011 A, 5% 7/1/15	650,000	657,215
Series 2011 C, 4% 7/1/15	250,000	252,165
Series 2013 A, 5% 7/1/17	50,000	54,533
New Jersey Gen. Oblig.:
Series 2005 L, 5.25% 7/15/15	275,000	278,746
Series 2009 O, 5% 8/1/15	300,000	304,224
Series 2010 Q, 5% 8/15/15	100,000	101,685
Series H, 5.25% 7/1/15 (FSA Insured)	570,000	576,663
Series N, 5.5% 7/15/15 (AMBAC Insured)	100,000	101,422
5% 6/1/15	165,000	166,282
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	75,000	82,144
Series 2009 A, 5.25% 7/1/16	150,000	158,615
Series 2011:
4% 7/1/15	550,000	554,543
4% 7/1/16	250,000	260,203
5% 7/1/15	200,000	202,220
5% 7/1/16	1,150,000	1,211,445
5% 7/1/17	125,000	136,126
Series 2013 A:
3% 7/1/16	115,000	117,866
5% 7/1/18	100,000	111,479
4% 7/1/17	150,000	159,996
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	205,000	212,079
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series 2004 B, 5.5% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 125,000	$ 129,316
Series 2011 B:
5% 6/15/15	605,000	610,669
5% 6/15/18	130,000	141,857
Series 2012 AA, 4% 6/15/18	980,000	1,039,182
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/17	1,000,000	1,086,650
Rutgers State Univ. Rev.:
Series 2009 F, 4% 5/1/15	150,000	150,476
Series 2010 I, 5% 5/1/15	100,000	100,398
		11,015,507
New Mexico - 2.6%
Farmington Poll. Cont. Rev. Bonds:
(Southern California Edison Co. Four Corners Proj.): Series 2005 A, 2.875%, tender 4/1/15 (b)	3,380,000	3,380,000
Series 2005 B, 2.875%, tender 4/1/15 (b)	1,930,000	1,930,000
New Mexico Severance Tax Rev. Series 2009 A, 5% 7/1/15	145,000	146,676
		5,456,676
New York - 2.3%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.25% 11/15/16 (Escrowed to Maturity)	100,000	108,028
Hempstead Town Gen. Oblig. Series 2008 A, 5% 8/15/15	80,000	81,404
New York City Gen. Oblig.:
Series 2005 G, 5% 8/1/15	175,000	177,737
Series 2006 A, 5% 8/1/15 (FSA Insured)	90,000	91,408
Series 2008 G, 5% 8/1/15	135,000	137,111
Series 2010 E, 5% 8/1/15	85,000	86,329
4% 8/1/15	70,000	70,872
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2006 BB:
4% 6/15/17 (Pre-Refunded to 6/15/16 @ 100)	75,000	78,349
5% 6/15/15	250,000	252,460
New York City Transitional Fin. Auth. Rev.:
Series 2010 B, 5% 11/1/15	120,000	123,325
Series 2011 A3, 4% 8/1/15	105,000	106,307
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2011 E, 5% 11/1/15	$ 50,000	$ 51,386
Series 2012 F1, 1.5% 5/1/15	100,000	100,117
New York Dorm. Auth. Revs.:
(New York Univ. Proj.) Series A, 5.75% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	76,026
Series 2005 A, 5.25% 5/15/15 (FGIC Insured)	100,000	100,624
Series 2006 A, 5% 7/1/15 (AMBAC Insured)	240,000	242,695
Series 2008 B, 5% 7/1/15	100,000	101,154
Series 2009 A, 4% 7/1/15	295,000	297,773
Series 2011 A:
4% 5/1/15	100,000	100,296
5% 7/1/15	100,000	101,137
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (New York City Muni. Wtr. Fin. Auth. Projs.):
Series 2002 K, 5.5% 6/15/15	200,000	202,198
Series 2007 C, 5% 6/15/15	95,000	95,946
Series 2012 A, 4% 6/15/15	90,000	90,712
New York Local Govt. Assistance Corp.:
Series 2008 BCD, 3% 4/1/15	180,000	180,000
Series 2008 C, 5% 4/1/15	165,000	165,000
Series 2012 A, 5% 4/1/15	70,000	70,000
New York Metropolitan Trans. Auth. Rev.:
Series 2002 G1, 0.945% 11/1/17 (b)	115,000	116,224
Series 2008 B1, 5% 11/15/15	125,000	128,704
Series 2012 C, 5% 11/15/15	145,000	149,296
Series 2012 D, 4% 11/15/15	150,000	153,521
New York State Envir. Facilities Corp. Rev. Series 2013 B, 3% 5/15/15	115,000	115,401
New York State Gen. Oblig.:
Series 2011 C, 4% 9/1/15	110,000	111,723
Series C 5% 4/15/15	130,000	130,248
New York Thruway Auth. Gen. Rev. Series 2007 H, 4% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	70,376
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2007 A, 5% 4/1/15	90,000	90,000
Series 2010 A, 5% 4/1/15	75,000	75,000
New York Thruway Auth. Svc. Contract Rev. Series 2008, 3.2% 4/1/15	75,000	75,000
Rochester Gen. Oblig. Series 2012 I, 4% 8/15/15	125,000	126,728
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Triborough Bridge & Tunnel Auth. Revs. Series 2002 B:
5.25% 11/15/15	$ 100,000	$ 103,117
5.25% 11/15/15	90,000	92,805
		4,826,537
New York And New Jersey - 0.0%
Port Auth. of New York & New Jersey Series 148, 5% 8/15/15	50,000	50,892
North Carolina - 2.1%
Charlotte Ctfs. of Prtn. Series 2014 A, 4% 12/1/15	115,000	117,888
Charlotte Int'l. Arpt. Rev.:
Series 2007 A, 4% 7/1/15 (AMBAC Insured)	100,000	100,911
Series 2009 B, 5% 7/1/15	155,000	156,778
Series 2011 A, 2.5% 7/1/16	100,000	102,649
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Series 2007 A:
4.5% 1/15/16	100,000	103,235
5% 1/15/18	420,000	451,714
Series 2009 A, 4% 1/15/17	150,000	158,894
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1991 A, 6.5% 1/1/18 (Assured Guaranty Corp. Insured)	50,000	56,812
Series 2005 A, 5% 1/1/16	190,000	196,576
Series 2008 A:
5% 1/1/16	165,000	170,711
5.25% 1/1/19 (Assured Guaranty Corp. Insured)	100,000	111,967
Series 2009 A, 5% 1/1/18	100,000	109,942
Series 2009 B:
5% 1/1/16	75,000	77,596
5% 1/1/17	360,000	387,248
Series 2012 A, 3% 1/1/16	80,000	81,581
Series 2012 B, 5% 1/1/16	75,000	77,596
North Carolina Gen. Oblig. Series 2005 B, 5% 4/1/15	135,000	135,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2012 A, 4% 6/1/15	90,000	90,572
4% 12/1/15	200,000	204,702
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2008 A:
5.25% 1/1/16	360,000	373,241
5.25% 1/1/17	235,000	253,976
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.: - continued
Series 2012 A:
3% 1/1/16	$ 200,000	$ 204,012
4% 1/1/18	315,000	340,339
Raleigh Durham Arpt. Auth. Arpt. Rev.:
Series 2010 A, 4% 5/1/15	100,000	100,321
Series 2010 B, 4% 11/1/15	100,000	102,179
		4,266,440
Ohio - 2.8%
Cleveland Ctfs. of Prtn. (Cleveland Stadium Proj.) Series 2010 A, 5% 11/15/17	200,000	217,678
Columbus Gen. Oblig. Series 2010 2B, 5% 6/1/15	100,000	100,801
Franklin County Hosp. Facilities Rev. Series 2013, 4% 5/15/15	175,000	175,795
Franklin County Hosp. Rev. Bonds Series 2011 D, 4%, tender 8/1/16 (b)	895,000	933,109
Franklin County Rev. Series 2005 A, 5% 6/1/15	200,000	201,586
Hamilton County Health Care Facilities Rev. 5% 6/1/17	65,000	70,471
Hamilton County Hosp. Facilities Rev. Series 2014 S, 3% 5/15/15	100,000	100,347
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/15 (FSA Insured)	100,000	100,767
Kent State Univ. Revs.:
Series 2009 B, 5% 5/1/17 (Assured Guaranty Corp. Insured)	60,000	65,065
Series 2012 A, 5% 5/1/15	150,000	150,597
Miami Univ. Series 2007, 5% 9/1/15 (AMBAC Insured)	100,000	101,921
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Projs.) Series 2009 A, 4% 10/1/15	75,000	76,410
(Adult Correctional Bldg. Fund Projs.) Series 2002 B, 5.25% 4/1/15	75,000	75,000
(Juvenille Correctional Bldg. Fund Projs.) Series 2007 A, 5.5% 4/1/16 (FSA Insured)	75,000	78,875
Ohio Gen. Oblig.:
Series 2006 A, 5% 9/15/15	60,000	61,295
Series 2009 C, 5% 9/15/15	100,000	102,159
Series 2011 A, 5% 9/15/15	190,000	194,102
Ohio Higher Edl. Facility Commission Rev.:
(Univ. of Dayton 2009 Proj.) 5% 12/1/17	155,000	170,636
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Univ. of Dayton 2011 Proj.) Series 2011 A, 5% 12/1/15	$ 595,000	$ 613,064
Series 2010 A, 3.5% 1/15/16	50,000	51,186
Ohio Hosp. Rev.:
Series 2012 A, 5% 1/15/17	220,000	236,249
Series 2013 A, 5% 1/15/17	110,000	118,125
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (b)	850,000	855,304
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2011 A, 5% 6/1/15	100,000	100,801
Univ. of Cincinnati Gen. Receipts:
Series 2005 A:
5% 6/1/17 (AMBAC Insured)	125,000	125,906
5% 6/1/18 (AMBAC Insured)	100,000	100,695
Series 2011 A, 5% 6/1/15	290,000	292,346
Series 2012 A, 4% 6/1/15	150,000	150,965
Series 2012 C, 4% 6/1/15	125,000	125,804
		5,747,059
Oklahoma - 0.2%
Grand River Dam Auth. Rev. Series 2008 A, 4% 6/1/15 (Berkshire Hathaway Assurance Corp. Insured)	200,000	201,272
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2008 C, 5% 8/15/16 (Escrowed to Maturity)	215,000	228,771
		430,043
Oregon - 0.4%
Clackamas County Hosp. Facility Auth. Series 2009 A, 4% 7/15/15	255,000	257,598
Oregon Facilities Auth. Rev. Series 2011 C, 5% 10/1/15	170,000	173,954
Port of Portland Arpt. Rev. 5% 7/1/18 (c)	80,000	89,373
Portland Swr. Sys. Rev.:
Series 2006 A, 5% 6/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	100,984
Series 2007 A, 5% 6/1/15	190,000	191,516
Portland Wtr. Sys. Rev. Series 2012 A, 5% 4/1/15	75,000	75,000
		888,425
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - 3.3%
Allegheny County Arpt. Auth. Rev.:
Series 2007 A, 5% 1/1/16 (FSA Insured) (c)	$ 440,000	$ 454,758
Series 2007 B:
5% 1/1/17 (FSA Insured)	225,000	241,380
5% 1/1/18 (FSA Insured)	605,000	668,083
Series 2010 A, 5% 1/1/17 (FSA Insured) (c)	190,000	203,490
Allegheny County Hosp. Dev. Auth. Rev.:
Series 2008 A, 5% 9/1/17	95,000	104,509
Series 2010 A:
5% 5/15/15	100,000	100,584
5% 5/15/18	120,000	134,417
Bucks Co. Indl. Dev. Auth. Solid Waste Rev. Bonds 1.375%, tender 2/1/17 (b)	350,000	352,877
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/15	100,000	100,507
Monroeville Fin. Auth. UPMC Rev.:
Series 2012:
4% 2/15/17	75,000	79,604
4% 2/15/18	130,000	140,916
Series 2014 B, 3% 2/1/19	195,000	207,037
Montgomery County Indl. Dev. 4% 10/1/17	200,000	215,826
Montgomery County Higher Ed. & Health Auth. Hosp. Rev.:
(Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	75,000	81,329
Series 2009 A, 5% 6/1/18	130,000	144,505
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 A, 4% 7/1/15	75,000	75,694
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2014 A:
4% 2/1/18	125,000	135,355
4% 2/1/19	100,000	109,891
Pennsylvania Gen. Oblig.:
Series 2005:
5% 4/15/15	145,000	145,278
5% 1/1/16	75,000	77,635
Series 2009 1, 5% 3/15/18	120,000	133,694
Series 2009 2, 5% 7/1/15	250,000	252,890
Series 2010 3A, 5% 7/15/15	245,000	248,312
5% 5/15/15	50,000	50,301
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Sys. Proj.) Series 2005 A, 5% 8/15/15	245,000	249,229
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
Series 2006 1, 5% 4/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 175,000	$ 182,658
Series 2010 1, 5% 4/1/18	200,000	222,976
Series 2010 E:
5% 5/15/15	100,000	100,584
5% 5/15/18	100,000	112,014
Series 2012 1, 4% 4/1/16	60,000	62,032
5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	115,000	120,009
Philadelphia Arpt. Rev.:
Series 2010 C, 5% 6/15/18 (c)	445,000	497,773
Series 2011 A, 5% 6/15/18 (c)	100,000	111,859
Philadelphia Gas Works Rev.:
Eighth Series A, 5% 8/1/16	100,000	105,768
Tenth Series 1998, 5% 7/1/15	150,000	151,433
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A, 5% 6/15/16	235,000	247,894
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 4% 3/1/17	105,000	111,434
		6,734,535
South Carolina - 0.3%
South Carolina Gen. Oblig. Series 2010 A, 4% 6/1/15	50,000	50,327
South Carolina Pub. Svc. Auth. Rev.:
Series 2006 C:
5% 1/1/17 (FSA Insured)	135,000	145,611
5% 1/1/18 (FSA Insured)	125,000	133,871
Series 2007 A, 5% 1/1/18 (Pre-Refunded to 1/1/17 @ 100)	50,000	53,866
Series 2010 B, 5% 1/1/18	150,000	166,503
		550,178
Tennessee - 0.3%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.5% 4/1/16	190,000	199,508
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (c)	30,000	32,642
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	475,000	483,783
		715,933
Municipal Bonds - continued
	Principal Amount	Value
Texas - 4.3%
Austin Elec. Util. Sys. Rev. Series 2010 A, 4% 5/15/15	$ 100,000	$ 100,450
Corpus Christi Util. Sys. Rev.:
Bonds Series 2015 B, 2%, tender 7/15/17 (a)(b)	1,500,000	1,527,780
Series 2012, 4% 7/15/15	300,000	303,132
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	100,000	102,711
5% 11/1/16	140,000	149,635
Series 2013 E, 5% 11/1/17 (c)	100,000	110,450
Series 2014 A:
3% 11/1/16 (c)	180,000	186,745
3% 11/1/17 (c)	185,000	194,877
Dallas Independent School District Series 2006, 4% 8/15/15	75,000	76,050
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2013 A:
4% 12/1/16	200,000	211,064
4% 12/1/18	145,000	159,169
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Hosp. Sys. Proj.) Series 1998, 5.5% 6/1/15 (FSA Insured)	225,000	226,989
Harris County Health Facilities Dev. Corp. Rev.:
Series 2005 A5, 5% 7/1/16 (FSA Insured)	500,000	526,910
Series 2005 A6, 5% 7/1/16 (FSA Insured)	100,000	105,382
5% 7/1/15 (FSA Insured)	230,000	232,599
Houston Arpt. Sys. Rev. Series 2012 A, 5% 7/1/18 (c)	90,000	100,514
Houston Cmnty. College Sys. Rev. Series 2011, 5% 2/15/18	80,000	89,090
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	275,000	276,623
Series 2013, 5% 5/15/15	375,000	377,213
Series 2012 B, 3% 5/15/15	240,000	240,845
Series 2012, 3.5% 5/15/16	65,000	67,235
Series 2013, 4% 5/15/15	570,000	572,702
5% 5/15/15	430,000	432,563
5% 5/15/17	140,000	152,130
5.5% 5/15/15	130,000	130,854
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2009, 5% 6/1/15	70,000	70,559
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
San Antonio Elec. & Gas Sys. Rev. Series 2006 B, 5% 2/1/18	$ 60,000	$ 64,700
San Antonio Gen. Oblig. Series 2011, 4% 8/1/15	160,000	161,997
San Antonio Wtr. Sys. Rev. Series 2009, 3% 5/15/15	60,000	60,209
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/17	60,000	66,101
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2011 A, 5% 11/15/15	250,000	257,060
Texas A&M Univ. Rev. Series 2005 A, 5% 5/15/16	250,000	251,440
Texas Gen. Oblig. Series 2010, 4.25% 8/1/15 (c)	50,000	50,654
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	875,000	873,775
Texas Pub. Fin. Auth. Rev. Series 2010 A, 5% 7/1/15	80,000	80,927
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2013, 5% 8/1/15	100,000	101,568
Univ. of Texas Board of Regents Sys. Rev. Series 2008 A, 4% 8/15/15	100,000	101,400
		8,794,102
Utah - 0.3%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 2009 A, 5% 7/1/15	110,000	111,267
Series 2013 A, 3% 7/1/15	200,000	201,328
Utah Gen. Oblig.:
Series 2004 A, 5% 7/1/15	125,000	126,449
Series 2009 C, 5% 7/1/15	165,000	166,912
		605,956
Virginia - 0.3%
Virginia Commonwealth Trans. Board Rev. (Trans. Cap. Projs.) Series 2010 A, 5% 5/15/15	100,000	100,587
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Series 2010, 4% 11/1/15	240,000	245,201
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 2.375%, tender 11/1/15 (b)	275,000	278,168
		623,956
Washington - 2.0%
Chelan County Pub. Util. District #1 Rev. Series 2011 B, 5% 7/1/18 (c)	100,000	111,277
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/16	240,000	248,381
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Energy Northwest Elec. Rev.:
(Proj. #3):
Series 2005 A, 5% 7/1/15	$ 115,000	$ 116,329
Series 2007 A:
5% 7/1/15	255,000	257,948
5% 7/1/15	55,000	55,636
(Proj. 1):
Series 2009 A, 5% 7/1/15	130,000	131,503
Series 2010 A, 3% 7/1/15	160,000	161,094
Series 2003 A, 5.5% 7/1/15	200,000	202,548
Series 2007 C, 5% 7/1/15	120,000	121,348
Series 2008 A, 5% 7/1/15	180,000	182,081
Series 2011 A, 4% 7/1/15	140,000	141,288
5% 7/1/15	350,000	354,046
Port of Seattle Rev.:
Series 2005 A, 5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	125,000	125,418
Series 2010 C, 5% 2/1/18 (c)	335,000	369,693
Series 2012 A, 5% 8/1/15	200,000	203,038
Series 2012 B, 4% 8/1/17 (c)	115,000	122,999
Seattle Muni. Lt. & Pwr. Rev. Series 2008, 5.25% 4/1/15	150,000	150,000
Washington Ctfs. of Prtn. Series 2013 D, 4% 7/1/17	70,000	74,972
Washington Gen. Oblig.:
Series 2006 RA, 5% 7/1/15	170,000	171,965
Series 2009 A, 5% 7/1/15	75,000	75,867
Series 2010 B, 5% 1/1/16	95,000	98,373
Series 2011 CR, 4% 7/1/15	230,000	232,116
Washington Health Care Facilities Auth. Rev.:
Series 2010 B, 5% 10/1/15	100,000	102,341
Series 2014, 5% 3/1/18	225,000	247,280
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series 1993 C, 0% 7/1/18	100,000	95,976
		4,153,517
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (b)	500,000	497,040
Wisconsin - 1.6%
Milwaukee County Arpt. Rev.:
Series 2005 A, 5.25% 12/1/16 (FSA Insured) (c)	480,000	514,666
Series 2007 A, 5% 12/1/17 (c)	200,000	214,108
Series 2010 B, 5% 12/1/16 (c)	550,000	587,472
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Gen. Oblig.:
Series 2001 1, 5.5% 5/1/15	$ 50,000	$ 50,226
Series 2008 A, 5% 5/1/15	150,000	150,617
Wisconsin Health & Edl. Facilities:
Bonds Series 2013 B, 4%, tender 3/1/18 (b)	550,000	597,388
Series 2013 A, 5% 11/15/18	125,000	141,856
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	55,000	59,347
Series 2012 B:
4% 8/15/15	280,000	283,951
5% 8/15/16	75,000	79,538
Series 2012 C, 4% 8/15/15	300,000	303,942
Wisconsin Trans. Rev.:
Series 1998 A, 5.5% 7/1/15	185,000	187,366
Series 2010 A, 5% 7/1/15	100,000	101,161
		3,271,638
TOTAL MUNICIPAL BONDS (Cost $153,721,412)		153,919,071
Municipal Notes - 32.3%

Colorado - 0.2%
Colorado Edl. & Cultural Facilities Auth. Rev. (Telluride Mountain School Proj.) Series 2006, 0.12% 4/7/15, LOC Wells Fargo Bank NA, VRDN (b)	430,000	430,000
Florida - 0.3%
Eustis Multi-Purp. Rev. Series 1997 A, 0.22% 4/7/15, LOC SunTrust Banks, Inc., VRDN (b)	100,000	100,000
Florida Hsg. Fin. Corp. Rev. Series 2005 B3, 0.23% 4/1/15, LOC SunTrust Banks, Inc., VRDN (b)(c)	20,000	20,000
Tampa Edl. Facilities Rev. (Academy of The Holy Names Proj.) Series 2001, 0.22% 4/7/15, LOC SunTrust Banks, Inc., VRDN (b)	430,000	430,000
		550,000
Georgia - 0.7%
Cherokee County Dev. Auth. Rev. (Goodwill of North Georgia, Inc. Proj.) Series 2008, 0.22% 4/7/15, LOC SunTrust Banks, Inc., VRDN (b)	600,000	600,000
Municipal Notes - continued
	Principal Amount	Value
Georgia - continued
Fulton County Dev. Auth. Edl. Facilities:
(Friends of High Meadows, Inc. Proj.) Series 2000, 0.12% 4/7/15, LOC Wells Fargo Bank NA, VRDN (b)	$ 200,000	$ 200,000
(The Donnollen School, Inc. Proj.) Series 2000, 0.12% 4/7/15, LOC Bank of New York, New York, VRDN (b)	100,000	100,000
Savannah Econ. Dev. Auth. Rev.:
(Calvary Day School Proj.) Series 2006, 0.22% 4/7/15, LOC SunTrust Banks, Inc., VRDN (b)	335,000	335,000
Series 2002 A, 0.22% 4/7/15, LOC SunTrust Banks, Inc., VRDN (b)	220,000	220,000
		1,455,000
Idaho - 0.1%
Ammon Urban Renewal Agcy. Rev. Series A, 0.12% 4/7/15, LOC Wells Fargo Bank NA, VRDN (b)	200,000	200,000
Illinois - 6.3%
Chicago Sales Tax Rev. Series 2002, 0.22% 4/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	7,010,000	7,010,000
Deutsche Bank Spears/Lifers Trust Participating VRDN Series DB 308, 0.25% 4/7/15 (Liquidity Facility Deutsche Bank AG) (b)(d)	2,800,000	2,800,000
Deutsche Spears/Lifers Trust Participating VRDN Series DB 1212, 0.37% 4/7/15 (Liquidity Facility Deutsche Bank AG) (b)(d)	3,200,000	3,200,000
		13,010,000
Indiana - 4.5%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 0.3% 4/7/15, VRDN (b)(c)	1,600,000	1,600,000
Series 2003 B, 0.25% 4/7/15, VRDN (b)(c)	6,580,000	6,580,000
Indiana Health Facility Fing. Auth. Rev.:
(Anthony Wayne Rehabilitation for Hanicapped and Blind, Inc. Proj.) Series 2011, 0.12% 4/7/15, LOC Wells Fargo Bank NA, VRDN (b)	245,000	245,000
(Pathfinder Svcs., Inc. Proj.) Series 1996, 0.12% 4/7/15, LOC Wells Fargo Bank NA, VRDN (b)	845,000	845,000
		9,270,000
Iowa - 0.2%
Woodbury County Edl. Facilities Rev. (Siouxland Med. Ed. Foundation, Inc. Proj.) Series 1996, 0.12% 4/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	350,000	350,000
Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	300,000	326,634
Municipal Notes - continued
	Principal Amount	Value
Maryland - 0.8%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 1995, 0.22% 4/7/15 (Liquidity Facility Manufacturers & Traders Trust Co.), VRDN (b)	$ 1,750,000	$ 1,750,000
Michigan - 0.2%
Lowell Mich Ltd. Oblig. Indl. Dev. (Litehouse, Inc. Proj.) Series 2003, 0.39% 4/7/15, LOC Fifth Third Bank, Cincinnati, VRDN (b)(c)	100,000	100,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Crest Industries, Inc. Proj.) Series 2000 A, 0.49% 4/7/15, LOC JPMorgan Chase Bank, VRDN (b)(c)	35,000	35,000
(Kay Screen Printing, Inc. Proj.) Series 2000, 0.29% 4/7/15, LOC JPMorgan Chase Bank, VRDN (b)(c)	200,000	200,000
(Press-Way, Inc. Proj.) Series 1998, 0.44% 4/7/15, LOC JPMorgan Chase Bank, VRDN (b)(c)	100,000	100,000
		435,000
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Rev. (Utils. Optimization LLC Proj.) Series 2002 A, 0.18% 4/7/15, LOC Cap. One Bank, VRDN (b)(c)	900,000	900,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Rev. Series 2008, 0.12% 4/1/15, LOC RBS Citizens NA, VRDN (b)	840,000	840,000
New Jersey - 1.4%
New Jersey Edl. Facilities Auth. Rev. Series 2008 F, 0.25% 4/7/15, LOC RBS Citizens NA, VRDN (b)	1,200,000	1,200,000
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN Series Floaters 3018, 0.41% 4/7/15 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)	1,750,725	1,750,725
		2,950,725
New York - 0.2%
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A, 0.27% 4/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)(c)	365,000	365,000
North Carolina - 0.2%
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2003, 0.12% 4/7/15, LOC Branch Banking & Trust Co., VRDN (b)	500,000	500,000
Ohio - 0.0%
Franklin County Indl. Dev. Rev. (Girl Scout Council Proj.) 0.41% 4/7/15, LOC PNC Bank NA, VRDN (b)	90,000	90,000
Municipal Notes - continued
	Principal Amount	Value
Pennsylvania - 1.6%
Adams County Indl. Dev. Auth. Rev. (SAY Plastics, Inc. Proj.) Series A, 0.19% 4/7/15, LOC Wells Fargo Bank NA, VRDN (b)(c)	$ 1,700,000	$ 1,700,000
Butler County Hosp. Auth. Hosp. Rev. Series 2012 A, 0.22% 4/7/15, LOC Citizens Bank of Pennsylvania, VRDN (b)	300,000	300,000
Luzerne County Series A, 0.65% 4/7/15 (FSA Insured), VRDN (b)	1,150,000	1,150,000
Philadelphia Auth. For Indl. Dev. (I. Rice Assoc. L.P. Proj.) Series 1997, 0.19% 4/7/15, LOC Wells Fargo Bank NA, VRDN (b)(c)	100,000	100,000
		3,250,000
Puerto Rico - 1.7%
Puttable Floating Option Tax Receipts Participating VRDN:
Series DB 284, 0.55% 4/7/15 (Liquidity Facility Deutsche Bank AG) (b)(d)	255,000	255,000
Series DB 285, 0.55% 4/7/15 (Liquidity Facility Deutsche Bank AG) (b)(d)	2,955,000	2,955,000
Series DB 352, 0.55% 4/7/15 (Liquidity Facility Deutsche Bank AG) (b)(d)	330,000	330,000
		3,540,000
Rhode Island - 0.8%
Rhode Island Health & Ed. Bldg. Corp. Rev. Series 2007, 0.25% 4/7/15, LOC RBS Citizens NA, VRDN (b)	720,000	720,000
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2005 A:
0.1% 4/1/15, LOC RBS Citizens NA, VRDN (b)	590,000	590,000
0.15% 4/1/15, LOC RBS Citizens NA, VRDN (b)	315,000	315,000
		1,625,000
Tennessee - 0.3%
Nashville Metropolitan Govt. Edl. Facilites Rev. (Univ. School Proj.) Series 2002, 0.22% 4/7/15, LOC SunTrust Banks, Inc., VRDN (b)	540,000	540,000
Texas - 10.9%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2009 A, 0.2% 4/1/15, VRDN (b)	3,200,000	3,200,000
Series 2009 C, 0.19% 4/1/15, VRDN (b)	4,305,000	4,305,000
Series 2010 B, 0.2% 4/1/15, VRDN (b)	4,480,000	4,480,000
Series 2010 C, 0.19% 4/1/15, VRDN (b)	760,000	760,000
Series 2010 D:
0.19% 4/1/15, VRDN (b)	8,400,000	8,399,958
Municipal Notes - continued
	Principal Amount	Value
Texas - continued
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.): - continued
Series 2010 D,: - continued
0.2% 4/1/15, VRDN (b)	$ 1,400,000	$ 1,400,000
Texas Gen. Oblig. TRAN Series 2014, 1.5% 8/31/15	75,000	75,440
		22,620,398
Utah - 0.1%
Sanpete County School Facilities Rev. 0.12% 4/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	165,000	165,000
Virginia - 0.3%
Arlington County Indl. Rev. (Nat'l. Science Teachers Assoc. Proj.) Series 2000 A, 0.22% 4/7/15, LOC SunTrust Banks, Inc., VRDN (b)	215,000	215,000
Lynchburg Indl. Dev. Auth. Recreational (Young Men's Christian Assoc. of Central Virginia Proj.) Series 2001, 0.12% 4/2/15, LOC Wells Fargo Bank NA, VRDN (b)	120,000	120,000
Madison County Indl. Dev. Auth. Edl. Facilities Series 2007, 0.1% 4/1/15, LOC SunTrust Banks, Inc., VRDN (b)	200,000	200,000
		535,000
Wisconsin - 0.1%
Kimberly Dev. Rev. (Fox Cities YMCA Proj.) Series 2002, 0.44% 4/7/15, LOC BMO Harris Bank NA, VRDN (b)	200,000	200,000
Wyoming - 0.4%
Converse County Envir. Impt. Rev. Series 1995, 0.28% 4/7/15, VRDN (b)(c)	800,000	800,000
TOTAL MUNICIPAL NOTES (Cost $66,689,890)		66,697,757
TOTAL INVESTMENT PORTFOLIO - 106.8% (Cost $220,411,302)		220,616,828
NET OTHER ASSETS (LIABILITIES) - (6.8)%		(14,041,043)
NET ASSETS - 100%		$ 206,575,785
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $220,411,187. Net unrealized appreciation aggregated $205,641, of which $273,412 related to appreciated investment securities and $67,771 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 1, 2015